UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06719

Sterling Capital Funds (Exact name of registrant as specified in charter)

3605 Glenwood Ave., Suite 100

Raleigh, NC 27612

(Address of principal executive offices) (Zip code)

James T. Gillespie, President

Sterling Capital Funds

3605 Glenwood Ave., Suite 100

Raleigh, NC 27612

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 228-1872

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.4%

	Automobiles & Components — 2.1%
129,650	General Motors Co.	$4,517,006
10,829	Lear Corp.	1,433,434

		5,950,440

	Banks — 13.6%
467,600	Bank of America Corp.	10,333,960
16,650	Cullen/Frost Bankers, Inc.	1,469,029
148,500	JPMorgan Chase & Co.	12,814,065
30,550	PacWest Bancorp	1,663,142
50,850	PNC Financial Services Group, Inc. (The)	5,947,416
111,400	Regions Financial Corp.	1,599,704
96,800	SunTrust Banks, Inc.	5,309,480

		39,136,796

	Capital Goods — 6.5%
29,600	Boeing Co. (The)	4,608,128
35,800	Cummins, Inc.	4,892,786
30,800	Eaton Corp. PLC	2,066,372
9,000	Huntington Ingalls Industries, Inc.	1,657,710
4,150	Illinois Tool Works, Inc.	508,209
11,350	Northrop Grumman Corp.	2,639,783
5,550	Spirit Aero Systems Holdings, Inc., Class A	323,843
13,100	United Rentals, Inc.(a)	1,383,098
7,150	WESCO International, Inc.(a)	475,833

		18,555,762

	Consumer Services — 0.5%
53,650	International Game Technology PLC	1,369,148

	Diversified Financials — 9.9%
58,300	Bank of New York Mellon Corp. (The)	2,762,254
69,000	Discover Financial Services	4,974,210
34,750	Eaton Vance Corp.	1,455,330
30,850	Lazard, Ltd., Class A	1,267,627
145,900	Morgan Stanley	6,164,275
86,500	Navient Corp.	1,421,195
65,350	State Street Corp.	5,079,002
142,150	Synchrony Financial	5,155,781

		28,279,674

	Energy — 12.6%
22,200	Anadarko Petroleum Corp.	1,548,006
83,100	Baker Hughes, Inc.	5,399,007
429,950	Denbury Resources, Inc.(a)	1,582,216
111,600	Devon Energy Corp.	5,096,772
107,550	Marathon Petroleum Corp.	5,415,143
95,050	Nabors Industries, Ltd.	1,558,820
55,350	Patterson-UTI Energy, Inc.	1,490,022
45,100	PBF Energy, Inc., Class A	1,257,388
65,500	RPC, Inc.	1,297,555
403,900	Seadrill, Ltd.(a)	1,377,299
83,600	Transocean, Ltd.(a)	1,232,264
81,575	Valero Energy Corp.	5,573,204
66,750	Williams Cos., Inc. (The)	2,078,595
29,750	World Fuel Services Corp.	1,365,823

		36,272,114

	Food & Staples Retailing — 2.4%
98,450	Wal-Mart Stores, Inc.	6,804,864

	Food, Beverage & Tobacco — 2.7%
109,000	Archer-Daniels-Midland Co.	4,975,850
11,800	Ingredion, Inc.	1,474,528

Shares		Fair Value
COMMON STOCKS — (continued)

	Food, Beverage & Tobacco — (continued)
—	Lamb Weston Holdings, Inc.(a)	$12
21,700	Tyson Foods, Inc., Class A	1,338,456

		7,788,846

	Health Care Equipment & Services — 4.6%
60,450	Express Scripts Holding Co.(a)	4,158,355
58,150	HCA Holdings, Inc.(a)	4,304,263
28,800	UnitedHealth Group, Inc.	4,609,152

		13,071,770

	Household & Personal Products — 1.6%
30,350	Energizer Holdings, Inc.	1,353,913
13,800	Herbalife, Ltd.(a)	664,332
26,200	Nu Skin Enterprises, Inc., Class A	1,251,836
10,650	Spectrum Brands Holdings, Inc.	1,302,815

		4,572,896

	Insurance — 4.2%
38,100	Aflac, Inc.	2,651,760
29,650	First American Financial Corp.	1,086,079
19,350	Lincoln National Corp.	1,282,325
24,850	Principal Financial Group, Inc.	1,437,821
53,000	Prudential Financial, Inc.	5,515,180

		11,973,165

	Materials — 3.8%
1,450	AdvanSix, Inc.(a)	32,103
31,200	Berry Plastics Group, Inc.(a)	1,520,376
30,850	International Paper Co.	1,636,901
54,200	LyondellBasell Industries NV, Class A	4,649,276
22,250	Nucor Corp.	1,324,320
45,200	Steel Dynamics, Inc.	1,608,216

		10,771,192

	Media — 1.8%
21,300	CBS Corp., Class B	1,355,106
57,000	Comcast Corp., Class A	3,935,850

		5,290,956

	Pharmaceuticals, Biotechnology & Life Sciences — 5.7%
29,700	Amgen, Inc.	4,342,437
79,000	Johnson & Johnson	9,101,590
11,150	Thermo Fisher Scientific, Inc.	1,573,265
9,350	United Therapeutics Corp.(a)	1,341,071

		16,358,363

	Real Estate — 3.6%
81,800	Brandywine Realty Trust, REIT	1,350,518
60,250	Columbia Property Trust, Inc., REIT	1,301,400
36,800	Gaming and Leisure Properties, Inc., REIT	1,126,816
42,150	Hospitality Properties Trust, REIT	1,337,841
52,750	Outfront Media, Inc., REIT	1,311,893
31,400	RMR Group, Inc. (The), Class A	1,240,300
67,700	Senior Housing Properties Trust, REIT	1,281,561
147,350	VEREIT, Inc., REIT	1,246,581

		10,196,910

	Retailing — 0.5%
30,900	Best Buy Co., Inc.	1,318,503

Continued

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

December 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Semiconductors & Semiconductor Equipment — 4.1%
150,450	Applied Materials, Inc.	$4,855,021
23,300	Broadcom, Ltd.	4,118,741
41,850	QUALCOMM, Inc.	2,728,620

		11,702,382

	Software & Services — 3.6%
15,150	Activision Blizzard, Inc.	547,067
17,550	Citrix Systems, Inc.(a)	1,567,391
128,200	eBay, Inc.(a)	3,806,258
57,450	VMware, Inc., Class A(a)	4,523,039

		10,443,755

	Technology Hardware & Equipment — 4.6%
50,200	Apple, Inc.	5,814,164
10,900	Arrow Electronics, Inc.(a)	777,170
65,250	Cisco Systems, Inc.	1,971,855
319,050	HP, Inc.	4,734,702

		13,297,891

	Telecommunication Services — 2.8%
192,350	AT&T, Inc.	8,180,645

	Transportation — 1.2%
15,750	Alaska Air Group, Inc.	1,397,497
15,050	Copa Holdings SA,Class A	1,366,991
18,400	CSX Corp.	661,112
1,850	Southwest Airlines Co.	92,204

		3,517,804

	Utilities — 5.0%
14,850	Duke Energy Corp.	1,152,657

Shares		Fair Value
COMMON STOCKS — (continued)

	Utilities — (continued)
66,500	Exelon Corp.	$2,360,085
18,100	OGE Energy Corp.	605,445
113,500	Public Service Enterprise Group, Inc.	4,980,380
108,050	Southern Co. (The)	5,314,979

		14,413,546

	Total Common Stocks (Cost $247,153,705)	279,267,422

MONEY MARKET FUND — 2.5%

7,241,411	Federated Treasury Obligations Fund, Institutional Shares, 0.360%(b)	7,241,411

	Total Money Market Fund (Cost $7,241,411)	7,241,411

Total Investments — 99.9% (Cost $254,395,116)		286,508,833
Net Other Assets (Liabilities) — 0.1%		376,066

NET ASSETS — 100.0%		$286,884,899

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Mid Value Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.1%

	Automobiles & Components — 3.5%
1,094,675	Gentex Corp.	$21,554,151

	Capital Goods — 8.2%
55,740	Air Lease Corp.	1,913,554
413,850	Allison Transmission Holdings, Inc.	13,942,607
183,975	EnPro Industries, Inc.	12,392,556
203,750	Jacobs Engineering Group, Inc.(a)	11,613,750
290,545	Sensata Technologies Holding NV(a)	11,316,728

		51,179,195

	Commercial & Professional Services — 1.9%
162,825	CEB, Inc.	9,867,195
963,445	Civeo Corp.(a)	2,119,579

		11,986,774

	Diversified Financials — 17.5%
153,015	Affiliated Managers Group, Inc.(a)	22,233,079
1,376,725	Annaly Capital Management, Inc., REIT	13,725,948
877,200	E*TRADE Financial Corp.(a)	30,394,980
1,258,175	Leucadia National Corp.	29,252,569
177,700	T. Rowe Price Group, Inc.	13,373,702

		108,980,278

	Energy — 0.5%
562,075	Noble Corp. PLC	3,327,484

	Health Care Equipment & Services — 8.3%
171,000	HCA Holdings, Inc.(a)	12,657,420
141,350	Laboratory Corp. of America Holdings(a)	18,146,513
201,525	Zimmer Biomet Holdings, Inc.	20,797,380

		51,601,313

	Insurance — 13.9%
311,750	Assured Guaranty, Ltd.	11,774,797
78,100	Enstar Group, Ltd.(a)	15,440,370
310,200	Lincoln National Corp.	20,556,954
18,050	Markel Corp.(a)	16,326,225
184,275	Willis Towers Watson PLC	22,533,147

		86,631,493

	Materials — 4.8%
958,148	Axalta Coating Systems, Ltd.(a)	26,061,626
259,225	Rayonier Advanced Materials, Inc.	4,007,619

		30,069,245

	Media — 9.1%
333,200	CBS Corp., Class B	21,198,184
1,315,475	News Corp., Class B	15,522,605
181,375	Omnicom Group, Inc.	15,436,826
124,300	Viacom, Inc., Class B	4,362,930

		56,520,545

Shares		Fair Value
COMMON STOCKS — (continued)

	Real Estate — 6.2%
659,350	CBRE Group, Inc., Class A(a)	$20,762,931
289,000	Ryman Hospitality Properties, Inc., REIT	18,209,890

		38,972,821

	Retailing — 2.7%
1,224,775	Ascena Retail Group, Inc.(a)	7,581,357
641,875	Chico’s FAS, Inc.	9,236,581

		16,817,938

	Software & Services — 12.3%
978,975	DHI Group, Inc.(a)	6,118,594
115,450	DST Systems, Inc.	12,370,467
701,875	eBay, Inc.(a)	20,838,669
203,300	Fidelity National Information Services, Inc.	15,377,612
55,360	MicroStrategy, Inc., Class A(a)	10,928,064
516,975	Western Union Co. (The)	11,228,697

		76,862,103

	Technology Hardware & Equipment — 7.6%
189,138	II-VI, Inc.(a)	5,607,942
703,800	Knowles Corp.(a)	11,760,498
736,600	NCR Corp.(a)	29,876,496

		47,244,936

	Transportation — 0.6%
188,535	Hertz Global Holdings, Inc.(a)	4,064,815

	Total Common Stocks (Cost $501,141,869)	605,813,091

MONEY MARKET FUND — 4.0%

24,651,471	Federated Treasury Obligations Fund, Institutional Shares, 0.360%(b)	24,651,471

	Total Money Market Fund (Cost $24,651,471)	24,651,471

Total Investments — 101.1% (Cost $525,793,340)		630,464,562
Net Other Assets (Liabilities) — (1.1)%		(6,802,089)

NET ASSETS — 100.0%		$623,662,473

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.0%

	Automobiles & Components — 2.4%
33,551	American Axle & Manufacturing Holdings, Inc.(a)	$647,534
27,702	Cooper Tire & Rubber Co.	1,076,223
9,584	Cooper-Standard Holding, Inc.(a)	990,794
6,678	Lear Corp.	883,967
32,926	Stoneridge, Inc.(a)	582,461
10,395	Tenneco, Inc.(a)	649,376

		4,830,355

	Banks — 20.4%
19,467	1st Source Corp.	869,396
49,420	Banc of California, Inc.	857,437
2,275	BancFirst Corp.	211,689
27,004	Berkshire Hills Bancorp, Inc.	995,097
29,500	BofI Holding, Inc.(a)	842,225
22,314	Camden National Corp.	991,857
17,910	Community Trust Bancorp, Inc.	888,336
32,937	Customers Bancorp, Inc.(a)	1,179,803
29,444	Enterprise Financial Services Corp.	1,266,092
24,121	Essent Group, Ltd.(a)	780,797
19,666	Farmers Capital Bank Corp.	826,955
21,910	FCB Financial Holdings, Inc., Class A(a)	1,045,107
19,334	Federal Agricultural Mortgage Corp., Class C	1,107,258
40,232	Fidelity Southern Corp.	952,291
24,131	Financial Institutions, Inc.	825,280
148,752	First BanCorp(a)	983,251
14,380	First Defiance Financial Corp.	729,641
16,291	First Financial Corp./IN	860,165
36,980	Flagstar Bancorp, Inc.(a)	996,241
30,766	Flushing Financial Corp.	904,213
71,755	Fulton Financial Corp.	1,348,994
26,612	Great Western Bancorp, Inc.	1,160,017
29,902	Hanmi Financial Corp.	1,043,580
19,699	Heartland Financial USA, Inc.	945,552
41,993	Hilltop Holdings, Inc.	1,251,391
33,807	HomeStreet, Inc.(a)	1,068,301
49,283	Hope Bancorp, Inc.	1,078,805
17,121	IBERIABANK Corp.	1,433,884
145,847	MGIC Investment Corp.(a)	1,486,181
44,605	Nationstar Mortgage Holdings, Inc.(a)	805,566
67,484	Old National Bancorp	1,224,835
43,681	PennyMac Financial Services, Inc., Class A(a)	727,289
49,790	PHH Corp.(a)	754,816
20,063	Popular, Inc.	879,161
20,864	QCR Holdings, Inc.	903,411
89,165	Radian Group, Inc.	1,603,187
41,904	TCF Financial Corp.	820,899
102,559	TrustCo Bank Corp.	897,391
51,967	United Financial Bancorp, Inc.	943,721
29,511	Walker & Dunlop, Inc.(a)	920,743
42,521	Washington Federal, Inc.	1,460,596
20,749	Zions Bancorporation	893,037

		41,764,488

	Capital Goods — 9.2%
32,775	Aegion Corp.(a)	776,767
10,473	Argan, Inc.	738,870
26,385	Chart Industries, Inc.(a)	950,388
36,996	DigitalGlobe, Inc.(a)	1,059,935
11,667	Douglas Dynamics, Inc.	392,595
14,989	EnerSys	1,170,641

Shares		Fair Value
COMMON STOCKS — (continued)

	Capital Goods — (continued)
23,701	Greenbrier Cos., Inc. (The)	$984,777
4,692	Huntington Ingalls Industries, Inc.	864,219
10,609	Jacobs Engineering Group, Inc.(a)	604,713
54,854	MRC Global, Inc.(a)	1,111,342
23,856	MYR Group, Inc.(a)	898,894
54,460	NOW, Inc.(a)	1,114,796
13,015	Owens Corning	671,053
29,661	Quanta Services, Inc.(a)	1,033,686
30,791	Rush Enterprises, Inc., Class A(a)	982,233
24,400	Sparton Corp.(a)	581,940
12,065	Spirit AeroSystems Holdings, Inc., Class A	703,993
71,550	Titan International, Inc.	802,076
7,657	United Rentals, Inc.(a)	808,426
10,211	Universal Forest Products, Inc.	1,043,360
56,687	Wabash National Corp.	896,788
9,788	Woodward, Inc.	675,861

		18,867,353

	Commercial & Professional Services — 2.8%
75,352	ACCO Brands Corp.(a)	983,344
69,801	Casella Waste Systems, Inc., Class A(a)	866,230
58,000	CECO Environmental Corp.	809,100
21,337	CRA International, Inc.	780,934
23,272	McGrath RentCorp.	912,030
29,948	Quad/Graphics, Inc.	805,002
25,447	West Corp.	630,068

		5,786,708

	Consumer Durables & Apparel — 1.0%
58,370	Beazer Homes USA, Inc.(a)	776,321
296,943	Hovnanian Enterprises, Inc., Class A(a)	810,654
80,737	JAKKS Pacific, Inc.(a)	415,796

		2,002,771

	Consumer Services — 1.7%
767	Boyd Gaming Corp.(a)	15,470
35,601	DeVry Education Group, Inc.	1,110,751
42,950	Extended Stay America, Inc.	693,643
48,130	K12, Inc.(a)	825,911
58,965	Scientific Games Corp., Class A(a)	825,510

		3,471,285

	Diversified Financials — 9.8%
45,722	AG Mortgage Investment Trust, Inc., REIT	782,303
143,871	Anworth Mortgage Asset Corp., REIT	743,813
62,154	Ares Commercial Real Estate Corp., REIT	853,374
70,424	Capstead Mortgage Corp., REIT	717,621
41,513	Chimera Investment Corp., REIT	706,551
112,182	CYS Investments, Inc., REIT	867,167
105,218	Dynex Capital, Inc., REIT	717,587
41,204	Great Ajax Corp., REIT	546,777
64,357	Invesco Mortgage Capital, Inc., REIT	939,612
58,493	Ladder Capital Corp., REIT	802,524
92,347	MFA Financial, Inc., REIT	704,608
40,564	Navient Corp.	666,467
18,875	Nelnet, Inc., Class A	957,906
97,918	New Residential Investment Corp., REIT	1,539,271
127,821	New York Mortgage Trust, Inc., REIT	843,619
62,980	Orchid Island Capital, Inc., REIT	682,073
56,357	PennyMac Mortgage Investment Trust, REIT	922,564
13,722	Piper Jaffray Cos.(a)	994,845

Continued

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

December 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Diversified Financials — (continued)
67,722	Redwood Trust, Inc., REIT	$1,030,052
29,628	Regional Management Corp.(a)	778,624
51,632	Santander Consumer USA Holdings, Inc.(a)	697,032
77,450	SLM Corp.(a)	853,499
77,015	Two Harbors Investment Corp., REIT	671,571
14,070	World Acceptance Corp.(a)	904,420

		19,923,880

	Energy — 4.2%
64,560	Archrock, Inc.	852,192
64,667	Atwood Oceanics, Inc.	849,078
63,067	Bill Barrett Corp.(a)	440,838
34,390	Consol Energy, Inc.	626,930
274,210	Denbury Resources, Inc.(a)	1,009,093
69,617	EP Energy Corp., Class A(a)	455,991
61,195	Nabors Industries, Ltd.	1,003,598
29,646	Patterson-UTI Energy, Inc.	798,070
48,517	Transocean, Ltd.(a)	715,141
49,057	Unit Corp.(a)	1,318,162
12,600	World Fuel Services Corp.	578,466

		8,647,559

	Food & Staples Retailing — 0.5%
24,824	SpartanNash Co.	981,541

	Food, Beverage & Tobacco — 2.0%
75,123	Darling Ingredients, Inc.(a)	969,838
38,045	Dean Foods Co.	828,620
10,966	Fresh Del Monte Produce, Inc.	664,869
27,020	Omega Protein Corp.(a)	676,851
9,918	Sanderson Farms, Inc.	934,672

		4,074,850

	Health Care Equipment & Services — 2.4%
13,812	HealthSouth Corp.	569,607
10,550	LifePoint Health, Inc.(a)	599,240
10,057	Molina Healthcare, Inc.(a)	545,693
66,830	OraSure Technologies, Inc.(a)	586,767
46,206	Select Medical Holdings Corp.(a)	612,230
13,232	Surgical Care Affiliates, Inc.(a)	612,245
27,360	Triple-S Management Corp., Class B(a)	566,352
6,305	WellCare Health Plans, Inc.(a)	864,289

		4,956,423

	Household & Personal Products — 0.9%
56,188	Central Garden & Pet Co., Class A(a)	1,736,209

	Insurance — 10.4%
15,334	Allied World Assurance Co. Holdings AG	823,589
42,758	Ambac Financial Group, Inc.(a)	962,055
54,048	American Equity Investment Life Holding Co.	1,218,242
8,219	American Financial Group, Inc.	724,258
15,565	AMERISAFE, Inc.	970,478
18,141	Argo Group International Holdings, Ltd.	1,195,492
11,928	Aspen Insurance Holdings, Ltd.	656,040
20,987	Assured Guaranty, Ltd.	792,679
30,496	Employers Holdings, Inc.	1,207,642
11,659	FBL Financial Group, Inc., Class A	911,151
19,062	First American Financial Corp.	698,241
7,411	Hanover Insurance Group, Inc. (The)	674,475
27,123	HCI Group, Inc.	1,070,816
52,216	Maiden Holdings, Ltd.	911,169
31,379	Old Republic International Corp.	596,201

Shares		Fair Value
COMMON STOCKS — (continued)

	Insurance — (continued)
20,820	Primerica, Inc.	$1,439,703
6,529	Reinsurance Group of America, Inc.	821,544
4,969	RenaissanceRe Holdings, Ltd.	676,877
12,660	Safety Insurance Group, Inc.	933,042
31,206	Selective Insurance Group, Inc.	1,343,418
23,763	United Fire Group, Inc.	1,168,427
24,890	Universal Insurance Holdings, Inc.	706,876
13,992	Validus Holdings, Ltd.	769,700

		21,272,115

	Materials — 4.2%
30,804	Commercial Metals Co.	670,911
23,669	KapStone Paper and Packaging Corp.	521,901
52,833	Rayonier Advanced Materials, Inc.	816,798
29,963	Schnitzer Steel Industries, Inc., Class A	770,049
24,284	Steel Dynamics, Inc.	864,025
102,251	SunCoke Energy, Inc.(a)	1,159,526
50,834	TimkenSteel Corp.(a)	786,910
14,307	Trinseo SA	848,405
82,195	Tronox, Ltd.,Class A	847,430
26,696	Worthington Industries, Inc.	1,266,458

		8,552,413

	Media — 0.5%
20,724	Scholastic Corp.	984,183

	Pharmaceuticals, Biotechnology & Life Sciences — 1.5%
24,612	AMAG Pharmaceuticals, Inc.(a)	856,498
18,532	Five Prime Therapeutics, Inc.(a)	928,639
13,870	Lexicon Pharmaceuticals, Inc.(a)	191,822
203,270	PDL BioPharma, Inc.	430,932
5,123	United Therapeutics Corp.(a)	734,792

		3,142,683

	Real Estate — 1.8%
51,871	Forest City Realty Trust, Inc., Class A, REIT	1,080,992
61,011	Forestar Group, Inc.(a)	811,446
34,150	Getty Realty Corp., REIT	870,483
48,845	InfraREIT, Inc.,REIT(a)	874,814

		3,637,735

	Retailing — 3.7%
17,326	Aaron’s, Inc.	554,259
44,486	Big 5 Sporting Goods Corp.	771,832
12,766	Big Lots, Inc.	640,981
30,348	Caleres, Inc.	996,021
47,660	Chico’s FAS, Inc.	685,827
12,813	Children’s Place, Inc. (The)	1,293,472
10,176	Finish Line, Inc. (The), Class A	191,411
96,445	Pier 1 Imports, Inc.	823,640
23,500	Shoe Carnival, Inc.	634,030
34,464	Tailored Brands, Inc.	880,555

		7,472,028

	Semiconductors & Semiconductor Equipment — 1.2%
110,088	Amkor Technology, Inc.(a)	1,161,428
60,465	Photronics, Inc.(a)	683,255
27,729	Teradyne, Inc.	704,317

		2,549,000

Continued

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

December 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Software & Services — 0.5%
54,342	Blucora, Inc.(a)	$801,545
3,218	Science Applications International Corp.	272,886

		1,074,431

	Technology Hardware & Equipment — 7.1%
14,674	Anixter International, Inc.(a)	1,189,328
13,865	Arrow Electronics, Inc.(a)	988,575
55,506	AVX Corp.	867,559
34,177	Benchmark Electronics, Inc.(a)	1,042,399
8,347	InterDigital, Inc.	762,498
21,710	Kimball Electronics, Inc.(a)	395,122
16,716	NCR Corp.(a)	678,001
22,006	NETGEAR, Inc.(a)	1,196,026
17,632	Plexus Corp.(a)	952,833
12,032	Rogers Corp.(a)	924,178
40,993	Sanmina Corp.(a)	1,502,393
72,837	Sonus Networks, Inc.(a)	458,873
11,136	SYNNEX Corp.	1,347,679
71,472	TTM Technologies, Inc.(a)	974,163
73,065	Vishay Intertechnology, Inc	1,183,653

		14,463,280

	Telecommunication Services — 0.4%
90,428	Iridium Communications, Inc.(a)	868,109

	Transportation — 2.7%
29,275	ArcBest Corp.	809,454
17,121	Atlas Air Worldwide Holdings, Inc.(a)	892,860
7,647	Copa Holdings SA	694,577
24,160	Hawaiian Holdings, Inc.(a)	1,377,120
45,989	SkyWest, Inc.	1,676,299

		5,450,310

	Utilities — 5.7%
30,294	Avista Corp.	1,211,457
25,940	Great Plains Energy, Inc.	709,459
21,816	Hawaiian Electric Industries, Inc.	721,455
19,621	IDACORP, Inc.	1,580,472
24,434	MDU Resources Group, Inc.	702,966
9,190	National Fuel Gas Co.	520,522
3,662	NorthWestern Corp.	208,258
60,568	NRG Energy, Inc.	742,564
22,247	OGE Energy Corp.	744,162
12,663	Pinnacle West Capital Corp.	988,094
29,960	Portland General Electric Co.	1,298,167
18,120	SJW Corp.	1,014,358
14,840	WGL Holdings, Inc.	1,131,995

		11,573,929

	Total Common Stocks (Cost $158,918,133)	198,083,638

EXCHANGE TRADED FUND — 1.6%

27,000	iShares Russell 2000 Value ETF	3,211,380

	Total Exchange Traded Fund (Cost $2,999,712)	3,211,380

Shares		Fair Value
MONEY MARKET FUND — 1.1%

2,278,240	Federated Treasury Obligations Fund, Institutional Shares, 0.360%(b)	$2,278,240

	Total Money Market Fund (Cost $2,278,240)	2,278,240

Total Investments — 99.7% (Cost $164,196,085)		203,573,258
Net Other Assets (Liabilities) — 0.3%		660,283

NET ASSETS — 100.0%		$204,233,541

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Special Opportunities Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 99.7%

	Automobiles & Components — 6.0%
540,500	Delphi Automotive PLC	$36,402,675
2,414,000	Ford Motor Co.	29,281,820

		65,684,495

	Commercial & Professional Services — 7.4%
897,000	Nielsen Holdings PLC	37,629,150
528,500	Verisk Analytics, Inc.(a)	42,898,345

		80,527,495

	Consumer Durables & Apparel — 4.3%
620,000	Lennar Corp., Class A	26,616,600
469,002	Newell Brands, Inc.	20,940,939

		47,557,539

	Consumer Services — 4.0%
1,026,000	Norwegian Cruise Line Holdings, Ltd.(a)	43,635,780

	Diversified Financials — 3.9%
494,000	Capital One Financial Corp.	43,096,560

	Health Care Equipment & Services — 13.4%
639,000	HCA Holdings, Inc.(a)	47,298,780
576,000	MEDNAX, Inc.(a)	38,396,160
246,000	UnitedHealth Group, Inc.	39,369,840
208,000	Zimmer Biomet Holdings, Inc.	21,465,600

		146,530,380

	Media — 14.3%
694,000	CBS Corp., Class B	44,152,280
710,000	Comcast Corp., Class A	49,025,500
1,301,415	Discovery Communications, Inc., Class C(a)	34,851,894
1,074,000	Live Nation Entertainment, Inc.(a)	28,568,400

		156,598,074

	Pharmaceuticals, Biotechnology & Life Sciences — 11.4%
522,000	Bristol-Myers Squibb Co.	30,505,680
594,000	Gilead Sciences, Inc.	42,536,340
988,250	Myriad Genetics, Inc.(a)	16,474,128
461,440	Quintiles IMS Holdings, Inc.(a)	35,092,512

		124,608,660

	Real Estate — 6.3%
667,000	CBRE Group, Inc., Class A(a)	21,003,830

Shares		Fair Value
COMMON STOCKS — (continued)

	Real Estate — (continued)
760,000	Ryman Hospitality Properties, Inc., REIT	$47,887,600

		68,891,430

	Software & Services — 23.3%
1,083,000	Activision Blizzard, Inc	39,107,130
665,000	Akamai Technologies, Inc.(a)(b)	44,342,200
143,600	Alliance Data Systems Corp.	32,812,600
62,800	Alphabet, Inc., Class C(a)	48,470,296
487,000	Check Point Software Technologies, Ltd.(a)	41,132,020
314,000	Intuit, Inc.	35,987,540
186,200	Red Hat, Inc.(a)	12,978,140

		254,829,926

	Technology Hardware & Equipment — 4.0%
1,446,000	Cisco Systems, Inc.	43,698,120

	Transportation — 1.4%
162,000	J.B. Hunt Transport Services, Inc.	15,725,340

	Total Common Stocks (Cost $827,001,373)	1,091,383,799

MONEY MARKET FUND — 0.5%

5,160,882	Federated Treasury Obligations Fund, Institutional Shares, 0.360%(c)	5,160,882

	Total Money Market Fund (Cost $5,160,882)	5,160,882

Total Investments — 100.2% (Cost $832,162,255)		1,096,544,681
Net Other Assets (Liabilities) — (0.2)%		(1,782,157)

NET ASSETS — 100.0%		$1,094,762,524

(a)	Represents non-income producing security.
(b)	All or a portion of security was held as collateral for written call options.
(c)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Equity Income Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.5%

	Automobiles & Components — 3.0%
1,421,000	General Motors Co.	$49,507,640

	Banks — 3.9%
1,162,000	Wells Fargo & Co.	64,037,820

	Capital Goods — 3.1%
451,000	Honeywell International, Inc.	52,248,350

	Commercial & Professional Services — 2.8%
958,775	Robert Half International, Inc.	46,769,045

	Consumer Durables & Apparel — 1.8%
1,597,000	PulteGroup, Inc.	29,352,860

	Consumer Services — 3.4%
554,303	Dunkin’ Brands Group, Inc.	29,067,649
224,000	McDonald’s Corp.	27,265,280

		56,332,929

	Diversified Financials — 7.0%
1,065,500	Discover Financial Services(a)	76,811,895
1,280,000	Invesco, Ltd.	38,835,200

		115,647,095

	Energy — 4.8%
1,938,000	Spectra Energy Corp.(a)	79,632,420

	Food & Staples Retailing — 0.7%
151,400	CVS Health Corp.	11,946,974

	Food, Beverage & Tobacco — 3.8%
47,000	Mead Johnson Nutrition Co.	3,325,720
574,000	PepsiCo, Inc.	60,057,620

		63,383,340

	Health Care Equipment & Services — 7.9%
1,582,000	Abbott Laboratories	60,764,620
485,000	Anthem, Inc.	69,728,450

		130,493,070

	Household & Personal Products — 3.7%
1,493,000	Unilever PLC, ADR	60,765,100

	Materials — 2.2%
376,000	Scotts Miracle-Gro Co. (The), Class A(a)	35,926,800

	Media — 6.3%
707,600	Omnicom Group, Inc.	60,223,836
466,000	Time Warner, Inc.(a)	44,982,980

		105,206,816

	Pharmaceuticals, Biotechnology & Life Sciences — 15.0%
905,000	AbbVie, Inc.	56,671,100

Shares		Fair Value
COMMON STOCKS — (continued)

	Pharmaceuticals, Biotechnology & Life Sciences — (continued)
461,000	Johnson & Johnson	$53,111,810
909,000	Merck & Co., Inc.	53,512,830
660,000	Novartis AG, ADR	48,074,400
1,147,000	Pfizer, Inc.	37,254,560

		248,624,700

	Real Estate — 2.5%
2,177,000	Host Hotels & Resorts, Inc., REIT	41,014,680

	Semiconductors & Semiconductor Equipment — 8.0%
1,494,900	Maxim Integrated Products, Inc.	57,658,293
1,143,000	QUALCOMM, Inc.	74,523,600

		132,181,893

	Software & Services — 10.1%
600,000	Accenture PLC, Class A	70,278,000
1,003,000	Microsoft Corp.	62,326,420
1,409,000	Sabre Corp.	35,154,550

		167,758,970

	Telecommunication Services — 4.7%
1,472,000	Verizon Communications, Inc.	78,575,360

	Transportation — 3.8%
545,900	United Parcel Service, Inc., Class B	62,581,975

	Total Common Stocks (Cost $1,208,257,189)	1,631,987,837

MONEY MARKET FUND — 1.5%

25,123,788	Federated Treasury Obligations Fund, Institutional Shares, 0.360%(b)	25,123,788

	Total Money Market Fund (Cost $25,123,788)	25,123,788

Total Investments — 100.0% (Cost $1,233,380,977)		1,657,111,625
Net Other Assets (Liabilities) — 0.0%		(473,025)

NET ASSETS — 100.0%		$1,656,638,600

(a)	All or a portion of security was held as collateral for written call options.
(b)	Represents the current yield as of report date.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Long/Short Equity Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Shares	Fair Value
COMMON STOCKS — 76.6%

	Banks — 0.9%
6,500	Citigroup, Inc.(a)	$386,295

	Consumer Durables & Apparel — 1.7%
28,637	Kate Spade & Co.(a)(b)	534,653
1,294	PVH Corp.	116,771
2,034	Under Armour, Inc.(b)	51,196

		702,620

	Consumer Services — 5.5%
23,343	Belmond, Ltd., Class A(a)(b)	311,629
21,122	BFC Financial Corp., Class A, Class A	103,075
8,408	Boyd Gaming Corp.(b)	169,589
15,922	Eldorado Resorts, Inc.(a)(b)	269,878
25,713	Extended Stay America, Inc.	415,265
17,976	MGMResorts International(a)(b)	518,248
6,631	Norwegian Cruise Line Holdings, Ltd.(a)(b)	282,017
3,625	Starbucks Corp.	201,260

		2,270,961

	Diversified Financials — 11.8%
22,500	Ally Financial, Inc.(a)	427,950
3,100	Ameriprise Financial, Inc.(a)	343,914
13,934	Ares Management LP	267,533
15,400	Blackstone Group LP (The)	416,262
23,500	Carlyle Group LP (The)(a)	358,375
21,700	Colony Capital, Inc., REIT(a)	439,425
6,000	Invesco, Ltd.	182,045
26,500	KKR &Co. LP(a)	407,835
6,100	Morgan Stanley(a)	257,725
18,835	OM Asset Management PLC	273,108
13,200	OneMain Holdings, Inc.(b)	292,248
13,191	Oppenheimer Holdings, Inc., Class A, Class A(a)	245,353
2,800	Raymond James Financial, Inc.	193,956
31,100	SLM Corp.(a)(b)	342,722
11,700	Voya Financial, Inc.(a)	458,874

		4,907,325

	Energy — 14.7%
1,000	Apache Corp.	63,470
4,000	ARC Resources, Ltd.	68,680
9,193	Black Stone Minerals LP(a)	172,645
3,500	Cenovus Energy, Inc.	52,955
2,000	Cheniere Energy, Inc.(b)	82,860
2,700	Cimarex Energy Co.(a)	366,930
1,000	ConocoPhillips(a)	50,140
2,000	Crescent Point Energy Corp	27,180
9,200	Devon Energy Corp.(a)	420,164
38,812	Dorchester Minerals LP(a)	681,151
20,201	Enduro Royalty Trust	69,693
6,050	EOG Resources, Inc.(a)	611,655
11,300	Freehold Royalties, Ltd.	119,257
2,700	Freehold Royalties, Ltd.	28,674
1,000	Magellan Midstream Partners LP	75,630
3,600	Marathon Oil Corp.(a)	62,316
5,800	MPLX LP	200,796
4,800	Newfield Exploration Co.(b)	194,400
8,900	Noble Energy, Inc.	338,734
12,000	Oasis Petroleum, Inc.(b)	181,680
5,800	Occidental Petroleum Corp.(a)	413,134
3,000	Pacific Coast Oil Trust	3,210
28,200	Permian Basin Royalty Trust	217,422

Shares	Fair Value
COMMON STOCKS — (continued)

	Energy — (continued)
800	Pioneer Natural Resources Co.	$144,056
2,000	Royal Dutch Shell PLC, Class B, ADR	115,940
12,938	Sabine Royalty Trust(a)	454,771
3,500	San Juan Basin Royalty Trust	23,170
3,835	Shell Midstream Partners LP	111,560
15,000	USA Compression Partners L.P	259,500
6,783	Western Gas Equity Partners LP	287,260
17,000	Whiting Petroleum Corp.(b)	204,340

		6,103,373

	Food & Staples Retailing — 1.3%
10,002	Kroger Co.(The)	345,169
6,066	Whole Foods Market, Inc.	186,590

		531,759

	Food, Beverage & Tobacco — 0.9%
2,619	ConAgra Foods, Inc.	103,582
1	Lamb Weston Holdings, Inc.(b)	25
1,661	Molson Coors Brewing Co., Class B(a)	161,632
1,942	Tyson Foods, Inc., Class A	119,783

		385,022

	Health Care Equipment & Services — 7.1%
4,300	Abbott Laboratories(a)	165,163
5,880	Amedisys, Inc.(a)(b)	250,664
2,109	Anthem,Inc.(a)	303,211
1,200	Edwards Lifesciences Corp.(a)(b)	112,440
2,006	Envision Healthcare Corp.(a)(b)	126,960
6,130	Hologic, Inc.(a)(b)	245,936
2,515	Inogen,Inc.(a)(b)	168,933
2,000	LHC Group, Inc.(a)(b)	91,400
700	Nevro Corp.(a)(b)	50,862
4,400	NuVasive, Inc.(a)(b)	296,384
3,457	Penumbra, Inc.(a)(b)	220,557
3,000	Spark Therapeutics, Inc.(b)	149,700
17,616	Streamline Health Solutions, Inc.(b)	21,844
1,915	Surgery Partners, Inc.(b)	30,353
836	UnitedHealth Group, Inc.	133,793
1,979	WellCare Health Plans, Inc.(a)(b)	271,281
654	West Pharmaceutical Services, Inc.	55,479
2,353	Zimmer Biomet Holdings, Inc.(a)	242,830

		2,937,790

	Insurance — 2.1%
38,000	Ambac Financial Group, Inc.(a)(b)	855,000

	Materials — 0.1%
4,000	Mesabi Trust	42,800

	Media — 1.2%
54,907	Global Eagle Entertainment, Inc.(a)(b)	354,699
6,644	World Wrestling Entertainment, Inc., Class A(a)	122,250

		476,949

	Pharmaceuticals, Biotechnology & Life Sciences — 7.6%
2,659	AC Immune SA, Class A(b)	34,504
797	ACADIA Pharmaceuticals, Inc.(b)	22,986
4,472	Agile Therapeutics, Inc.(b)	25,490
3,043	Alder Biopharmaceuticals, Inc.(a)(b)	63,294
1,289	Alexion Pharmaceuticals, Inc.(b)	157,709
32,000	Amarin Corp. PLC, ADR(a)(b)	98,560

Continued

Sterling Capital Long/Short Equity Fund

Schedule of Portfolio Investments — (continued)

December 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Pharmaceuticals, Biotechnology & Life Sciences — (continued)
5,000	AstraZeneca PLC, ADR	$136,600
1,160	BioMarin Pharmaceutical, Inc.(b)	96,094
1,000	Bio-Rad Laboratories, Inc., Class A(a)(b)	182,280
750	Bio-Techne Corp.(a)	77,124
1,500	Bluebird Bio, Inc.(a)(b)	92,550
2,148	Bristol-Myers Squibb Co.(a)	125,529
11,856	CareDx, Inc.(b)	32,011
1,464	Celgene Corp.(a)(b)	169,458
1,200	Coherus Biosciences, Inc.(a)(b)	33,780
17,352	Collegium Pharmaceutical, Inc.(a)(b)	270,171
3,228	Editas Medicine, Inc.(b)	52,390
30,273	Endocyte, Inc.(a)(b)	77,196
2,000	ICON Plc(a)(b)	150,400
4,000	Johnson & Johnson	460,840
2,876	Merck & Co., Inc.(a)	169,310
15,171	Minerva Neurosciences, Inc.(a)(b)	178,259
3,380	Otonomy, Inc.(a)(b)	53,742
3,980	Patheon NV(a)(b)	114,266
2,000	Puma Biotechnology, Inc.(b)	61,400
6,300	Sarepta Therapeutics, Inc.(b)	172,809
3,339	Xenon Pharmaceuticals, Inc.(b)	25,710

		3,134,462

	Retailing — 1.8%
161	Amazon.com, Inc.(a)(b)	120,729
7,731	American Eagle Outfitters, Inc.	117,279
6,249	Gap, Inc. (The)	140,228
26,887	J.C. Penney Co., Inc.(b)	223,431
4,509	RH(b)	138,426

		740,093

	Software & Services — 12.0%
1,086	Activision Blizzard, Inc.	39,216
10,851	Autobytel, Inc.(b)	145,946
100,200	Bazaarvoice, Inc.(b)	485,970
1,921	Electronic Arts, Inc.(a)(b)	151,298
1,202	Facebook, Inc., Class A(a)(b)	138,290
15,000	Gogo, Inc.(b)	138,300
115,957	Guidance Software, Inc.(a)(b)	820,976
53,760	LivePerson, Inc.(a)(b)	405,888
109,519	Numerex Corp., Class A, Class A(a)(b)	810,441
82,200	Rosetta Stone, Inc.(b)	732,402
36,201	Silver Spring Networks, Inc.(a)(b)	481,835
14,146	Upland Software, Inc.(b)	126,607
75,037	YuMe, Inc.(b)	268,632
83,179	Zynga, Inc., Class A(a)(b)	213,770

		4,959,571

	Technology Hardware & Equipment — 4.1%
315,784	ID Systems, Inc.(a)(b)	1,711,549

	Telecommunication Services — 2.7%
24,138	Boingo Wireless, Inc.(a)(b)	294,242
9,260	magicJack VocalTec, Ltd.(b)	63,431
110,000	Vonage Holdings Corp.(a)(b)	753,500

		1,111,173

Shares		Fair Value
COMMON STOCKS — (continued)

	Thrifts & Mortgage Finance — 1.1%
43,700	NMI Holdings, Inc., Class A, Class A(b)	$465,405

	Total Common Stocks (Cost $29,727,542)	31,722,147

Shares		Fair Value
PREFERRED STOCKS — 1.9%

	Banks — 1.9%
100	Fannie Mae	1,377
99,129	Fannie Mae, Series R, 7.625%(a)	788,076

	Total Preferred Stocks (Cost $475,659)	789,453

Contracts
CALL OPTIONS PURCHASED — 0.0%

	Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
452	AstraZeneca PLC., Expires 04/21/17, Strike Price $32.5	18,984

	Retailing — 0.0%
18	J C Penney Company, Inc, Expires 01/13/17, Strike Price $8.5	504
102	J C Penney Company, Inc, Expires 01/13/17, Strike Price $9	1,224

		1,728

	Total Call Options Purchased (Cost $69,443)	20,712

PUT OPTIONS PURCHASED — 0.0%

	Automobiles & Components — 0.0%
44	Harley-Davidson Inc., Expires 01/20/17, Strike Price $57.5	4,400
16	Harley-Davidson Inc., Expires 02/17/17, Strike Price $57.5	4,192

		8,592

	Total Put Options Purchased (Cost $9,877)	8,592

Continued

Sterling Capital Long/Short Equity Fund

Schedule of Portfolio Investments — (continued)

December 31, 2016 (Unaudited)

Shares		Fair Value
WARRANTS — 3.2%

	Banks — 2.1%
5,200	SunTrust Banks, Inc., (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $44.15)	$69,056
69,000	Zions Bancorporation, (Issued/exercisable 05/20/10, 1 Share for 1 Warrant, Expires 05/22/20, Strike Price $36.40)(a)	800,400

		869,456

	Diversified Financials — 1.1%
100,000	Bank of America Corp., (Issued/exercisable 01/09/09, 1 Share for 1 Warrant, Expires 10/28/18, Strike Price $30.79)(a)	96,000
7,800	Capital One Financial Corp., (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $42.13)(a)	352,482

		448,482

	Total Warrants (Cost $680,915)	1,317,938

Total Long-Term Investments — 81.7% (Cost $30,963,436)		33,858,842

MONEY MARKET FUND — 14.4%

5,947,336	Federated Treasury Obligations Fund, Institutional Shares, 0.360%(c)	5,947,335

	Total Money Market Fund (Cost $5,947,335)	5,947,335

Total Investments Before Investments Sold Short — 96.1% (Cost $36,910,771)		39,806,177

Shares		Fair Value
INVESTMENTS SOLD SHORT — (44.5)%

	Automobiles & Components — (1.0)%
(8,045)	Gentex Corp.	$(158,406)
(4,312)	Harley-Davidson, Inc.(d)	(251,562)

		(409,968)

	Banks — (7.8)%
(2,200)	Associated Banc- Corp.	(54,340)
(450)	BOK Financial Corp.	(37,368)
(6,000)	Capitol Federal Financial, Inc.	(98,760)
(3,175)	Central Pacific Financial Corp.	(99,758)
(1,659)	Commerce Bancshares, Inc.	(95,907)
(1,800)	Community Bank System, Inc.	(111,222)
(1,125)	First Republic Bank/CA	(103,658)
(5,600)	Fulton Financial Corp.	(105,280)
(2,400)	NBT Bancorp, Inc., Class B.	(100,512)
(5,300)	Northfield Bancorp, Inc.	(105,841)
(5,300)	Northwest Bancshares, Inc.	(95,559)
(8,900)	Old National Bancorp	(161,535)
(5,600)	Oritani Financial Corp.	(105,000)
(10,850)	People’s United Financial, Inc.	(210,056)
(3,550)	Provident Financial Services, Inc.	(100,465)
(1,200)	Tompkins Financial Corp.	(113,448)
(11,625)	TrustCo Bank Corp. NY	(101,719)
(2,150)	United Bankshares, Inc/WV	(99,438)
(5,600)	United Financial Bancorp, Inc.	(101,696)
(3,050)	Washington Federal, Inc.	(104,768)
(3,350)	Webster Financial Corp.	(181,838)
(1,675)	Westamerica Bancorporation	(105,408)
(19,000)	Zions Bancorporation	(817,760)

		(3,211,336)

	Consumer Durables & Apparel — (1.6)%
(1,732)	Best Buy Co., Inc.	(73,903)
(1,094)	Ethan Allen Interiors, Inc.	(40,314)
(2,402)	NIKE, Inc., Class B	(122,094)
(2,139)	Polaris Industries, Inc.	(176,232)
(4,691)	Under Armour, Inc., Class A(b)	(136,274)
(2,245)	VF Corp.	(119,771)

		(668,588)

	Consumer Services — (2.1)%
(17,158)	Bloomin’ Brands, Inc.	(309,359)
(1,233)	Cheesecake Factory, Inc. (The)	(73,832)
(1,550)	Darden Restaurants, Inc.	(112,716)
(2,627)	Dunkin’ Brands Group, Inc.	(137,760)
(2,755)	Marriott International, Inc./MD, Class A	(227,783)
(383)	Restaurant Brands International, Inc.	(18,254)

		(879,704)

	Diversified Financials — (1.4)%
(300)	FactSet Research Systems, Inc.	(49,029)
(2,365)	Financial Engines, Inc.	(86,914)
(2,500)	Franklin Resources, Inc.	(98,950)
(27,000)	Orchid Island Capital, Inc., REIT	(292,410)
(3,600)	Virtu Financial, Inc., Class A, Class A	(57,420)

		(584,723)

	Energy — (2.6)%
(8,000)	Callon Petroleum Co.(b)	(122,960)
(4,000)	Exxon Mobil Corp.	(361,040)
(2,500)	Helmerich & Payne, Inc.	(193,500)
(25,000)	Hugoton Royalty Trust	(53,125)
(4,000)	MV Oil Trust	(24,920)

Continued

Sterling Capital Long/Short Equity Fund

Schedule of Portfolio Investments — (continued)

December 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENTS SOLD SHORT — (continued)

	Energy — (continued)
(6,500)	SandRidge Mississippian Trust I	$(8,450)
(30,000)	SandRidge Permian Trust	(88,500)
(9,000)	Unit Corp.(b)	(241,830)

		(1,094,325)

	Exchange Traded Funds — (5.1)%
(7,443)	Consumer Staples Select Sector Standard and Poors Fund	(384,878)
(4,800)	Direxion Daily Financial Bear 3X Shares(b)	(104,256)
(23,228)	Direxion Daily Financial Bull 3X Shares(b)	(950,025)
(2,500)	Energy Select Sector SPDR Fund	(188,300)
(800)	iShares Nasdaq Biotechnology ETF	(212,304)
(2,521)	iShares U.S. Home Construction ETF	(69,277)
(5,000)	VanEck Vectors Oil Services ETF	(166,750)
(5,050)	VelocityShares Daily 2x VIX Short Term ETN(b)	(48,076)

		(2,123,866)

	Food & Staples Retailing — (0.8)%
(818)	Costco Wholesale Corp.	(130,970)
(2,755)	Wal-Mart Stores, Inc.	(190,422)

		(321,392)

	Food, Beverage & Tobacco — (0.2)%
(4,276)	Dean Foods Co.	(93,131)

	Health Care Equipment & Services — (3.6)%
(3,500)	American Renal Associates Holdings, Inc.(b)	(74,480)
(1,408)	athenahealth, Inc.(b)	(148,079)
(3,000)	Centene Corp.(b)	(169,530)
(4,256)	Cerner Corp.(b)	(201,607)
(3,000)	Fresenius Medical Care AG & Co. KGaA, ADR	(126,630)
(3,208)	Glaukos Corp.(b)	(110,034)
(2,179)	HealthSouth Corp.	(89,862)
(1,500)	MEDNAX, Inc.(b)	(99,990)
(3,776)	Molina Healthcare, Inc.(b)	(204,886)
(1,110)	ResMed, Inc.	(68,876)
(14,874)	Select Medical Holdings Corp.(b)	(197,080)

		(1,491,054)

	Household & Personal Products — (0.2)%
(1,163)	Colgate-Palmolive Co.	(76,107)

	Insurance — (0.6)%
(1,575)	Allstate Corp. (The)	(116,739)
(23,000)	LendingClub Corp.(b)	(120,750)

		(237,489)

	Money Market Fund — (4.3)%
(3,567)	iShares Russell 2000 ETF	(481,010)
(23,571)	Standard and Poors S&P Regional Banking ETF	(1,309,840)

		(1,790,850)

	Pharmaceuticals, Biotechnology & Life Sciences — (2.1)%
(1,638)	AbbVie, Inc.	(102,572)
(2,621)	Bruker Corp.	(55,513)
(3,628)	Impax Laboratories, Inc.(b)	(48,071)
(457)	Intercept Pharmaceuticals, Inc.(b)	(49,653)
(3,219)	Intrexon Corp.(b)	(78,222)
(4,200)	Luminex Corp.(b)	(84,966)

Shares		Fair Value
INVESTMENTS SOLD SHORT — (continued)

	Pharmaceuticals, Biotechnology & Life Sciences — (continued)
(3,733)	Mallinckrodt PLC(b)	$(185,978)
(2,903)	Medicines Co. (The)(b)	(98,528)
(7,776)	MediciNova, Inc.(b)	(46,889)
(820)	United Therapeutics Corp.(b)	(117,613)

		(868,005)

	Real Estate — (0.3)%
(4,100)	Iron Mountain, Inc., REIT	(133,168)

	Retailing — (2.1)%
(1,153)	Burlington Stores, Inc.(b)	(97,717)
(966)	Dick’s Sporting Goods, Inc.	(51,295)
(1,035)	Dillard’s, Inc., Class A	(64,884)
(3,567)	DSW, Inc., Class A	(80,793)
(2,163)	Foot Locker, Inc.	(153,335)
(3,567)	Francesca’s Holdings Corp.(b)	(64,313)
(999)	Genesco, Inc.(b)	(62,038)
(399)	Netflix, Inc.(b)	(49,396)
(792)	Ross Stores, Inc.	(51,955)
(1,715)	Shutterfly, Inc.(b)	(86,059)
(1,023)	Tailored Brands, Inc.	(26,138)
(2,421)	Wayfair, Inc.(b)	(84,856)

		(872,779)

	Software & Services — (6.0)%
(2,500)	Akamai Technologies, Inc.(b)	(166,700)
(100)	Alphabet, Inc., Class A, Class A(b)	(79,245)
(63,000)	Datawatch Corp.(b)	(346,500)
(7,000)	Fortinet, Inc.(b)	(210,840)
(3,000)	Gartner, Inc.(b)	(303,210)
(1,000)	International Business Machines Corp.	(165,990)
(20,000)	PROS Holdings, Inc.(b)	(430,400)
(8,000)	SS&C Technologies Holdings, Inc.	(228,800)
(9,500)	Symantec Corp.	(226,955)
(1,002)	Take-Two Interactive Software, Inc.(b)	(49,389)
(8,950)	Western Union Co. (The)	(194,394)
(2,500)	Zillow Group, Inc., Class A(b)	(91,175)

		(2,493,598)

	Technology Hardware & Equipment — (2.6)%
(10,000)	Dolby Laboratories, Inc., Class A, Class A	(451,900)
(17,500)	NetApp, Inc	(617,225)

		(1,069,125)

	Transportation — (0.1)%
(422)	American Airlines Group, Inc.	(19,703)

Total Investments Sold Short — (44.5)% (Cost $(18,664,614))		(18,438,911)

Total Investments — 51.6% (Cost $18,246,157)		21,367,266
Net Other Assets (Liabilities) — 48.4%		20,067,964

NET ASSETS — 100.0%		$41,435,230

(a)	Represents that all or a portion of the security was pledged as collateral in connection with short sales.
(b)	Represents non-income producing security.
(c)	Represents the current yield as of report date.
(d)	All or a portion of security was held as collateral for written call options.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Long/Short Equity Fund

Schedule of Portfolio Investments — (continued)

December 31, 2016 (Unaudited)

ADR — American Depositary Receipt

ETF — Exchange Traded Funds

ETN — Exchange Traded Notes

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 99.3%

	Australia — 9.5%
47,150	Australia & New Zealand Banking Group, Ltd.	$1,035,067
75,875	Bank of Queensland, Ltd.	649,946
71,350	Bendigo & Adelaide Bank, Ltd.	654,436
92,300	Challenger Ltd/Australia	748,679
83,400	Coca-Cola Amatil, Ltd.	609,080
6,150	Commonwealth Bank of Australia	365,749
65,200	LendLease Group	687,896
12,475	Macquarie Group, Ltd.	784,307
45,125	Westpac Banking Corp.	1,061,604

		6,596,764

	Austria — 1.1%
21,225	OMV AG	749,817

	Denmark — 0.9%
127,025	TDC A/S(a)	652,167

	Finland — 1.5%
15,850	Neste OYJ	608,987
16,800	UPM-Kymmene OYJ	412,758

		1,021,745

	France — 8.3%
7,775	Arkema SA	760,657
3,625	Atos SE	382,541
16,500	BNP Paribas SA	1,051,680
36,475	CNP Assurances	675,762
12,600	Credit Agricole SA	156,243
48,275	Engie SA	615,900
19,350	Peugeot SA(a)	315,615
7,750	Renault SA	689,438
19,300	Societe Generale SA	949,682
2,275	Valeo SA	130,779

		5,728,297

	Germany — 7.3%
6,000	Allianz SE	991,600
10,650	Bayer AG	1,111,323
10,725	Covestro AG(b)	735,863
6,675	Henkel AG & Co. KGaA	695,479
3,875	Henkel AG & Co. KGaA, Preference Shares	461,951
3,150	Merck KGaA	328,767
22,250	METRO AG	739,770

		5,064,753

	Hong Kong — 5.2%
215,450	BOC Hong Kong Holdings, Ltd.	771,002
89,275	Kerry Properties, Ltd.	242,342
393,925	NWS Holdings, Ltd.	642,106
912,900	WH Group, Ltd.(b)	738,137
91,950	Wharf Holdings, Ltd. (The)	611,261
106,350	Wheelock & Co., Ltd.	598,643

		3,603,491

	Ireland — 1.6%
8,200	Experian PLC	159,064
16,525	Shire PLC	953,922

		1,112,986

	Israel — 2.2%
61,075	Bank Hapoalim BM	363,242
5,300	Taro Pharmaceutical Industries, Ltd.(a)	557,931

Shares		Fair Value
COMMON STOCKS — (continued)

	Israel — (continued)
16,375	Teva Pharmaceutical Industries, Ltd.	$587,911

		1,509,084

	Italy — 2.5%
138,450	Intesa Sanpaolo SpA	353,565
281,075	Intesa Sanpaolo SpA, Savings Shares	660,984
28,875	Prysmian SpA	741,647

		1,756,196

	Japan — 26.6%
24,900	Alfresa Holdings Corp.	412,035
23,400	Asahi Group Holdings, Ltd.	738,789
55,300	Astellas Pharma, Inc.	768,167
36,300	Brother Industries, Ltd.	655,031
4,400	Daito Trust Construction Co., Ltd.	661,835
136,000	Fuji Electric Co., Ltd.	705,164
19,800	Fuji Heavy Industries, Ltd.	808,433
126,000	Fujitsu, Ltd.	700,210
28,600	Hitachi Chemical Co., Ltd.	715,275
159,000	Hitachi, Ltd.	859,790
26,400	Idemitsu Kosan Co., Ltd.	701,365
56,300	ITOCHU Corp.	747,616
164,500	JX Holdings, Inc.	696,284
93,000	Kajima Corp.	643,739
82,200	Mitsubishi Chemical Holdings Corp.	533,113
37,300	Mitsubishi Corp.	794,670
42,400	Mitsubishi Gas Chemical Co., Inc.	723,748
2,700	Mixi, Inc.	98,644
27,000	NEC Corp.	71,615
9,000	NH Foods, Ltd.	242,952
19,100	Nippon Telegraph & Telephone Corp.	802,731
34,700	NTT DOCOMO, Inc.	790,640
62,400	Obayashi Corp.	596,370
142,600	Resona Holdings, Inc.	731,454
25,900	Sega Sammy Holdings, Inc.	385,370
14,000	Shimizu Corp.	128,051
42,600	Sumitomo Rubber Industries, Ltd.	676,497
85,000	Taisei Corp.	594,909
12,800	Teijin, Ltd.	259,450
7,400	Toyota Motor Corp.	435,484
51,500	Yokogawa Electric Corp.	746,006

		18,425,437

	Netherlands — 3.0%
15,825	AerCap Holdings NV(a)	658,478
78,700	Fiat Chrysler Automobiles NV(a)	717,842
20,100	NN Group NV	681,193

		2,057,513

	Norway —1.2%
40,875	Marine Harvest ASA	736,998
8,925	Telenor ASA	133,327

		870,325

	Portugal — 0.9%
203,475	EDP - Energias de Portugal SA	619,862

	Singapore — 1.6%
210,600	CapitaLand, Ltd.	439,189
22,800	Jardine Cycle & Carriage, Ltd.	649,134

		1,088,323

Continued

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments — (continued)

December 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Spain — 3.2%
4,675	Aena SA(b)	$638,028
31,150	Endesa SA	659,902
46,500	Mapfre SA	141,950
53,000	Repsol SA	748,712

		2,188,592

	Sweden — 1.3%
35,550	Industrivarden AB, Class C	662,568
9,925	Swedbank AB, Class A	239,993

		902,561

	Switzerland — 8.0%
25,925	ABB, Ltd.	546,861
6,250	Adecco Group AG	409,076
14,550	Aryzta AG	640,840
266,250	Glencore PLC(a)	910,064
5,450	Roche Holding AG	1,244,889
8,925	Swiss Re AG	845,785
3,375	Zurich Insurance Group AG	929,343

		5,526,858

	United Kingdom — 13.4%
82,225	3i Group PLC	713,396
116,100	Barratt Developments PLC	661,613
18,800	Berkeley Group Holdings PLC	650,593
81,150	BT Group PLC	366,936
38,650	Burberry Group PLC	713,059
4,925	Carnival PLC	250,371
160,800	GKN PLC	657,334
66,150	HSBC Holdings PLC	535,530
13,325	Imperial Brands PLC	581,743
6,725	Johnson Matthey PLC	263,722
112,750	Meggitt PLC	637,243
141,550	Old Mutual PLC	361,629
19,100	Persimmon PLC	418,052
56,575	Petrofac, Ltd.	605,897
24,375	Rio Tinto PLC	948,811
116,700	Royal Mail PLC	664,601
9,650	WPP PLC	215,972

		9,246,502

	Total Common Stocks (Cost $66,684,859)	68,721,273

Shares		Fair Value
MONEY MARKET FUND — 0.4%

	United States — 0.4%
301,610	Federated Treasury Obligations Fund, Institutional Shares, 0.360%(c)	$301,610

	Total Money Market Fund (Cost $301,610)	301,610

Total Investments — 99.7% (Cost $66,986,469)		69,022,883
Net Other Assets (Liabilities) — 0.3%		189,750

NET ASSETS — 100.0%		$69,212,633

(a)	Represents non-income producing security.
(b)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c)	Represents the current yield as of report date.

Percentage
Industry	of net assets
Automobiles & Components	6.4%
Banks	13.8%
Capital Goods	10.7%
Commercial & Professional Services	0.8%
Consumer Durables & Apparel	4.1%
Consumer Services	0.4%
Diversified Financials	4.2%
Energy	5.9%
Food & Staples Retailing	1.1%
Food, Beverage & Tobacco	6.2%
Health Care Equipment &Services	0.6%
Household & Personal Products	1.7%
Insurance	6.7%
Materials	9.1%
Media	0.3%
Money Market Fund	0.4%
Pharmaceuticals, Biotechnology & Life Sciences	8.0%
Real Estate	4.7%
Retailing	0.9%
Software & Services	1.7%
Technology Hardware & Equipment	3.4%
Telecommunication Services	4.0%
Transportation	1.9%
Utilities	2.7%

99.7%

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital SMID Opportunities Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 94.3%

	Automobiles & Components — 3.9%
14,100	Gentex Corp.	$277,629

	Commercial & Professional Services — 5.9%
1,900	Brink’s Co. (The)	78,375
2,275	Stericycle, Inc.(a)	175,266
2,100	Waste Connections, Inc.	165,039

		418,680

	Consumer Durables & Apparel — 7.0%
5,600	Newell Brands, Inc.	250,040
13,500	PulteGroup, Inc.	248,130

		498,170

	Consumer Services — 7.0%
7,200	Aramark	257,184
5,600	Norwegian Cruise Line Holdings, Ltd.(a)	238,168

		495,352

	Diversified Financials — 3.3%
11,705	Colony Capital, Inc., REIT, Class A	237,026

	Energy — 2.5%
4,400	Newfield Exploration Co.(a)	178,200

	Food, Beverage & Tobacco — 3.9%
2,200	Ingredion, Inc.	274,912

	Health Care Equipment & Services — 17.3%
3,550	AmerisourceBergen Corp.	277,575
4,250	Centene Corp.(a)	240,167
3,600	MEDNAX, Inc.(a)	239,976
1,800	Universal Health Services, Inc.,Class B	191,484
4,000	VCA, Inc.(a)	274,600

		1,223,802

	Materials — 7.3%
3,950	Ball Corp.	296,527
2,315	Scotts Miracle-Gro Co. (The)	221,198

		517,725

	Pharmaceuticals, Biotechnology & Life Sciences — 2.4%
3,200	INC Research Holdings, Inc., Class A(a)	168,320

	Real Estate — 3.2%
4,700	FirstService Corp.	223,156

Shares		Fair Value
COMMON STOCKS — (continued)

	Retailing — 5.6%
770	Advance Auto Parts, Inc.	$130,222
4,150	CarMax, Inc.(a)	267,219

		397,441

	Software & Services — 16.6%
2,000	Akamai Technologies, Inc.(a)	133,360
4,100	Amdocs, Ltd.	238,825
2,915	Blackhawk Network Holdings, Inc.(a)	109,823
2,000	Fiserv, Inc.(a)	212,560
8,200	Genpact, Ltd.(a)	199,588
4,000	Global Payments, Inc.	277,640

		1,171,796

	Technology Hardware & Equipment — 2.6%
1,250	F5 Networks, Inc.(a)	180,900

	Transportation — 3.6%
3,000	Kansas City Southern	254,550

	Utilities — 2.2%
13,400	AES Corp.	155,708

	Total Common Stocks (Cost $6,445,926)	6,673,367

MONEY MARKET FUND — 7.8%

553,165	Federated Treasury Obligations Fund, Institutional Shares, 0.360%(b)	553,165

	Total Money Market Fund (Cost $553,165)	553,165

Total Investments — 102.1% (Cost $6,999,091)		7,226,532
Net Other Assets (Liabilities) — (2.1)%		(149,280)

NET ASSETS — 100.0%		$7,077,252

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Stratton Mid Cap Value Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 96.5%

	Automobiles & Components — 4.3%
29,540	Magna International, Inc.	$1,282,036
14,000	Thor Industries, Inc.	1,400,700

		2,682,736

	Banks — 8.1%
25,100	East West Bancorp, Inc.	1,275,833
13,300	First Republic Bank/CA	1,225,462
93,300	Huntington Bancshares, Inc.	1,233,426
72,100	KeyCorp.	1,317,267

		5,051,988

	Capital Goods — 6.9%
10,100	Carlisle Cos., Inc.	1,113,929
35,300	HD Supply Holdings, Inc.(a)	1,500,603
15,700	United Rentals, Inc.(a)	1,657,606

		4,272,138

	Consumer Durables & Apparel — 5.6%
9,500	Mohawk Industries, Inc.(a)	1,896,960
49,700	PulteGroup, Inc.	913,486
12,200	VF Corp.	650,870

		3,461,316

	Consumer Services — 1.5%
11,700	Royal Caribbean Cruises, Ltd.	959,868

	Diversified Financials — 3.0%
7,200	Affiliated Managers Group, Inc.(a)	1,046,160
7,200	Ameriprise Financial, Inc.	798,768

		1,844,928

	Energy — 7.8%
39,300	Cabot Oil & Gas Corp.	918,048
34,200	Devon Energy Corp.	1,561,914
16,300	Phillips 66	1,408,483
56,800	Superior Energy Services, Inc.(a)	958,784

		4,847,229

	Food & Staples Retailing — 2.6%
13,700	Casey’s General Stores, Inc.	1,628,656

	Food, Beverage & Tobacco — 2.2%
10,800	Ingredion, Inc.	1,349,568

	Health Care Equipment & Services — 3.8%
7,800	Becton Dickinson & Co.	1,291,290
10,400	Zimmer Biomet Holdings, Inc.	1,073,280

		2,364,570

	Household & Personal Products — 1.6%
13,200	Edgewell Personal Care Co.(a)	963,468

	Insurance — 5.4%
15,000	American Financial Group, Inc.	1,321,800
10,500	Hanover Insurance Group, Inc. (The)	955,605
14,700	Torchmark Corp.	1,084,272

		3,361,677

	Materials — 7.5%
25,700	Avery Dennison Corp.	1,804,654
35,100	Berry Plastics Group, Inc.(a)	1,710,423
20,400	Westlake Chemical Corp.	1,142,196

		4,657,273

Shares		Fair Value
COMMON STOCKS — (continued)

	Pharmaceuticals, Biotechnology & Life Sciences — 5.4%
17,400	ICON Plc(a)	$1,308,480
16,300	PerkinElmer, Inc.	850,045
8,500	Thermo Fisher Scientific, Inc.	1,199,350

		3,357,875

	Real Estate — 11.5%
15,600	Eastgroup Properties, Inc., REIT	1,151,904
26,000	Highwoods Properties, Inc., REIT	1,326,260
30,000	Hudson Pacific Properties, Inc., REIT	1,043,400
21,300	Macerich Co. (The), REIT	1,508,892
12,300	Mid-America Apartment Communities, Inc., REIT	1,204,416
14,200	Ryman Hospitality Properties, Inc., REIT	894,742

		7,129,614

	Semiconductors & Semiconductor Equipment — 3.4%
12,400	NXP Semiconductors NV(a)	1,215,324
11,900	Skyworks Solutions, Inc.	888,454

		2,103,778

	Software & Services — 6.5%
43,000	Activision Blizzard, Inc.	1,552,730
12,600	Fiserv, Inc.(a)	1,339,128
24,200	PTC, Inc.(a)	1,119,734

		4,011,592

	Technology Hardware & Equipment — 6.1%
10,500	Arrow Electronics, Inc.(a)	748,650
24,000	CDW Corp.	1,250,160
28,400	CommScope Holding Co., Inc.(a)	1,056,480
22,200	NetScout Systems, Inc.(a)	699,300

		3,754,590

	Utilities — 3.3%

26,600	Southwest Gas Corp.	2,038,092

	Total Common Stocks (Cost $42,389,285)	59,840,956

MONEY MARKET FUND — 3.5%

2,185,198	Federated Treasury Obligations Fund, Institutional Shares, 0.360%(b)	2,185,198

	Total Money Market Fund (Cost $2,185,198)	2,185,198

Total Investments — 100.0% (Cost $44,574,483)		62,026,154
Net Other Assets (Liabilities) — 0.0%		18,461

NET ASSETS — 100.0%		$62,044,615

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Stratton Real Estate Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.8%

	Diversified — 4.0%
37,000	American Assets Trust, Inc.	$1,593,960
55,000	Liberty Property Trust	2,172,500

		3,766,460

	Health Care — 9.4%
62,500	Healthcare Trust of America, Inc., Class A	1,819,375
150,000	Medical Properties Trust, Inc.	1,845,000
53,000	Ventas, Inc.	3,313,560
26,000	Welltower, Inc.	1,740,180

		8,718,115

	Hotel & Resort — 6.4%
21,000	Marriott International, Inc/MD, Class A	1,736,280
41,000	Ryman Hospitality Properties, Inc.	2,583,410
100,000	Summit Hotel Properties, Inc.	1,603,000

		5,922,690

	Industrial — 4.7%
29,000	Eastgroup Properties	2,141,360
80,000	First Industrial Realty Trust, Inc.	2,244,000

		4,385,360

	Office — 14.8%
20,000	Alexandria Real Estate Equities, Inc.	2,222,600
65,000	Corporate Office Properties Trust	2,029,300
42,000	Highwoods Properties, Inc.	2,142,420
74,000	Hudson Pacific Properties, Inc.	2,573,720
22,000	SL Green Realty Corp.	2,366,100
23,000	Vornado Realty Trust	2,400,510

		13,734,650

	Residential — 16.1%
42,000	American Campus Communities, Inc.	2,090,340
52,000	Apartment Investment & Management Co., Class A	2,363,400
27,000	Equity LifeStyle Properties, Inc.	1,946,700
15,000	Essex Property Trust, Inc.	3,487,500
22,000	Mid-America Apartment Communities, Inc.	2,154,240
81,000	UDR, Inc.	2,954,880

		14,997,060

Shares		Fair Value
COMMON STOCKS — (continued)

	Retail — 22.0%
67,500	Acadia Realty Trust	$2,205,900
16,000	Federal Realty Investment Trust	2,273,760
104,000	General Growth Properties, Inc.	2,597,920
55,000	Kite Realty Group Trust	1,291,400
33,000	Macerich Co. (The)	2,337,720
50,000	National Retail Properties, Inc.	2,210,000
42,757	Simon Property Group, Inc.	7,596,636

		20,513,336

	Specialized — 21.4%
67,000	Communications Sales & Leasing, Inc.	1,702,470
40,000	Crown Castle International Corp.	3,470,800
90,000	CubeSmart	2,409,300
35,000	CyrusOne, Inc., REIT	1,565,550
36,000	Digital Realty Trust, Inc.	3,537,360
26,000	EPR Properties	1,866,020
10,000	Equinix, Inc.	3,574,100
21,000	Life Storage, Inc.	1,790,460

		19,916,060

	Total Common Stocks (Cost $61,090,595)	91,953,731

MONEY MARKET FUND — 0.8%

748,047	Federated Treasury Obligations Fund, Institutional Shares, 0.360%(a)	748,047

	Total Money Market Fund (Cost $748,047)	748,047

Total Investments — 99.6% (Cost $61,838,642)		92,701,778
Net Other Assets (Liabilities) — 0.4%		385,352

NET ASSETS — 100.0%		$93,087,130

(a)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Stratton Small Cap Value Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 96.4%

	Automobiles & Components — 3.9%
470,200	Cooper Tire & Rubber Co.	$18,267,270
310,600	Thor Industries, Inc.	31,075,530

		49,342,800

	Banks — 22.9%
446,040	Chemical Financial Corp.	24,161,987
420,350	Community Bank System, Inc.	25,973,427
804,150	First Midwest Bancorp, Inc.	20,288,705
528,600	Glacier Bancorp, Inc.	19,151,178
245,350	IBERIABANK Corp.	20,548,063
467,950	MB Financial, Inc.	22,101,279
947,921	Northwest Bancshares, Inc.	17,091,015
167,200	Signature Bank(a)	25,113,440
142,400	SVB Financial Group(a)	24,444,384
891,891	Umpqua Holdings Corp.	16,749,712
450,950	United Bankshares, Inc.	20,856,437
553,700	Webster Financial Corp.	30,054,836
357,000	Wintrust Financial Corp.	25,907,490

		292,441,953

	Capital Goods — 12.0%
314,900	Crane Co.	22,710,588
428,850	EnerSys	33,493,185
710,850	MasTec, Inc.(a)	27,190,013
375,325	Moog, Inc., Class A(a)	24,651,346
340,900	Oshkosh Corp.	22,025,549
220,541	United Rentals, Inc.(a)	23,284,719

		153,355,400

	Consumer Services — 1.6%
411,900	Brinker International, Inc.	20,401,407

	Diversified Financials — 1.3%
115,700	Affiliated Managers Group, Inc.(a)	16,811,210

	Energy — 3.8%
400,700	Cabot Oil & Gas Corp.	9,360,352
1,598,000	Callon Petroleum Co.(a)	24,561,260
385,150	Carrizo Oil & Gas, Inc.(a)	14,385,353

		48,306,965

	Food & Staples Retailing — 2.6%
277,800	Casey’s General Stores, Inc.	33,024,864

	Health Care Equipment & Services — 2.6%
397,300	West Pharmaceutical Services, Inc.	33,702,959

	Insurance — 3.4%
215,000	Hanover Insurance Group, Inc. (The)	19,567,150
558,250	Selective Insurance Group, Inc.	24,032,663

		43,599,813

	Materials — 3.1%
735,000	PolyOne Corp.	23,549,400
243,200	U.S. Concrete, Inc.(a)	15,929,600

		39,479,000

	Media — 0.7%
390,962	Lions Gate Entertainment Corp., Class B(a)	9,594,205

	Pharmaceuticals, Biotechnology & Life Sciences — 2.5%
492,750	PAREXEL International Corp.(a)	32,383,530

Shares		Fair Value
COMMON STOCKS — (continued)

	Real Estate — 8.9%
414,900	American Campus Communities, Inc., REIT	$20,649,573
500,000	First Industrial Realty Trust, Inc., REIT	14,025,000
406,564	Highwoods Properties, Inc., REIT	20,738,829
1,268,750	Medical Properties Trust, Inc., REIT	15,605,625
377,600	Ryman Hospitality Properties, Inc., REIT	23,792,576
173,300	SL Green Realty Corp., REIT	18,638,415

		113,450,018

	Retailing — 1.4%
307,189	Cabela’s, Inc.(a)	17,985,916

	Semiconductors & Semiconductor Equipment — 3.1%
1,614,850	ON Semiconductor Corp.(a)	20,605,486
368,150	Qorvo, Inc.(a)	19,412,549

		40,018,035

	Software & Services — 8.2%
206,800	CACI International, Inc., Class A(a)	25,705,240
350,375	Cardtronics PLC, Class A(a)	19,119,964
580,950	PTC, Inc.(a)	26,880,557
660,100	Take-Two Interactive Software, Inc.(a)	32,536,329

		104,242,090

	Technology Hardware & Equipment — 5.7%
267,800	Anixter International, Inc.(a)	21,705,190
428,400	Belden, Inc.	32,031,468
615,150	NetScout Systems, Inc.(a)	19,377,225

		73,113,883

	Transportation — 2.1%
1,198,800	JetBlue Airways Corp.(a)	26,877,096

	Utilities — 6.6%
489,586	Avista Corp.	19,578,544
419,631	El Paso Electric Co.	19,512,841
504,750	Portland General Electric Co.	21,870,817
296,960	Southwest Gas Corp.	22,753,075

		83,715,277

	Total Common Stocks (Cost $585,177,891)	1,231,846,421

MONEY MARKET FUND — 3.4%

42,839,941	Federated Treasury Obligations Fund, Institutional Shares, 0.360%(b)	42,839,941

	Total Money Market Fund (Cost $42,839,941)	42,839,941

Total Investments — 99.8% (Cost $628,017,832)		1,274,686,362
Net Other Assets (Liabilities) — 0.2%		2,460,787

NET ASSETS — 100.0%		$1,277,147,149

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 20.4%

$ 42,514	AmeriCredit Automobile Receivables Trust, Series 2012-4, Class C, 1.930%, 8/8/18	$42,516
380,000	AmeriCredit Automobile Receivables Trust, Series 2013-5, Class C, 2.290%, 11/8/19	381,627
600,000	Americredit Automobile Receivables Trust, Series 2014-4, Class C, 2.470%, 11/9/20	605,480
400,000	Americredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/8/21	396,166
304,167	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-2A, Class A, 2.802%, 5/20/18(a)	305,037
123,148	Capital Auto Receivables Asset Trust, Series 2013-3, Class B, 2.320%, 7/20/18	123,355
141,438	Capital Auto Receivables Asset Trust, Series 2013-1, Class C, 1.740%, 10/22/18	141,494
450,000	Capital Auto Receivables Asset Trust, Series 2014-2, Class C, 2.410%, 5/20/19	453,517
26,173	CarMax Auto Owner Trust, Series 2013-4, Class A3, 0.800%, 7/16/18	26,165
133,499	CarMax Auto Owner Trust, Series 2014-1, Class A3, 0.790%, 10/15/18	133,412
280,000	CarMax Auto Owner Trust, Series 2013-3, Class C, 2.150%, 5/15/19	281,337
500,000	CarMax Auto Owner Trust, Series 2014-2, Class C, 2.080%, 1/15/20	500,509
253,615	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.398%, 6/25/37	260,961
275,000	Countrywide Asset-Backed Certificates, Series 2004-12, Class MV4, 2.181%, 3/25/35(b)	274,549
26,692	Enterprise Fleet Financing, LLC, Series 2014-1, Class A2, 0.870%, 9/20/19(a)	26,672
382,354	Enterprise Fleet Financing, LLC, Series 2014-2, Class A2, 1.050%, 3/20/20(a)	381,998
205,295	Enterprise Fleet Financing, LLC, Series 2015-2, Class A2, 1.590%, 2/22/21(a)	205,181
483,381	Enterprise Fleet Financing, LLC, Series 2016-1, Class A2, 1.830%, 9/20/21(a)	483,613
194,041	First Franklin Mortgage Loan Trust, Series 2006-FF1, Class 2A3, 0.996%, 1/25/36(b)	192,909
250,000	Hertz Vehicle Financing, LLC, Series 2011-1A, Class A2, 3.290%, 3/25/18(a)	250,608
139,182	Hyundai Auto Receivables Trust, Series 2012-C, Class B, 1.060%, 6/15/18	139,181
310,000	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M1, 1.186%, 12/25/35(b)	305,784
525,201	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 0.956%, 1/25/36(b)	519,198
183,266	New Century Home Equity Loan Trust, Series 2005-4, Class M1, 1.236%, 9/25/35(b)	181,651
21,693	Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2005-4, Class A3, 1.016%, 11/25/35(b)	21,662
208,975	RAMP Trust, Series 2005-RZ4, Class A3, 1.156%, 11/25/35(b)	208,188
261,403	RASC Series 2006-EMX1 Trust, Series 2006-EMX1, Class A3, 1.076%, 1/25/36(b)	259,807
387,954	RASC Series 2006-KS5 Trust, Series 2006-KS5, Class A3, 0.916%, 7/25/36(b)	381,826
53,496	Santander Drive Auto Receivables Trust, Series 2014-2, Class B, 1.620%, 2/15/19	53,505
350,000	Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.460%, 6/15/20	352,696

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)

$500,000	Santander Drive Auto Receivables Trust, Series 2016-2, Class B, 2.080%, 2/16/21	$500,358
200,000	Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.440%, 4/15/21	201,502
340,000	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 1.380%, 7/25/39(a)(b)	340,514
572,489	Structured Asset Investment Loan Trust, Series 2006-1, Class A3, 0.956%, 1/25/36(b)	567,383
650,000	Wheels SPV 2, LLC, Series 2014-1A, Class A3, 1.460%, 3/20/23(a)	649,901
720,000	Wheels SPV 2, LLC, Series 2016-1A, Class A2, 1.590%, 5/20/25(a)	716,833

	Total Asset Backed Securities (Cost $10,868,302)	10,867,095

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%

20,233	Fannie Mae, Series 2009-114, Class AC, 2.500%, 12/25/23	20,261

	Total Collateralized Mortgage Obligations (Cost $20,436)	20,261

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.6%

16,776	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.349%, 11/10/42(b)	16,760
250,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class AM, 5.835%, 9/11/42(b)	256,109
420,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.711%, 12/10/49(b)	423,641
30,774	COMM Mortgage Trust, Series 2006-C8, Class AM, 5.347%, 12/10/46	30,748
347,468	COMM Mortgage Trust, Series 2007-C9, Class A4, 5.812%, 12/10/49(b)	350,277
330,064	Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class A4, 5.687%, 6/15/39(b)	331,335
392,685	Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class A4, 5.695%, 9/15/40(b)	398,297
280,000	Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class A3, 6.062%, 2/15/41(b)	285,665
34,410	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A2, 1.855%, 4/15/46	34,472
316,010	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A4, 5.794%, 2/12/51(b)	320,857
46,115	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/47	46,083
122,019	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/49	122,051
336,615	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.866%, 9/15/45(b)	344,928
415,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.159%, 9/15/45(b)	428,467

Continued

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2016 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$450,000	Merrill Lynch Mortgage Trust, Series 2008-C1, Class AM, 6.263%, 2/12/51(b)	$467,527
414,934	ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 6.852%, 8/12/49(b)	419,972
254,453	ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/49	259,528
463,507	ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4, 5.733%, 6/12/50(b)	466,466
450,000	Morgan Stanley Capital I Trust, Series 2007-T27, Class AM, 5.643%, 6/11/42(b)	458,733
360,000	Morgan Stanley Capital I Trust, Series 2008-T29, Class AM, 6.275%, 1/11/43(b)	372,246
324,477	Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4, 5.902%, 6/11/49(b)	329,598
45,663	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A3, 3.998%, 3/15/44(a)	47,036

	Total Commercial Mortgage-Backed Securities (Cost $6,405,015)	6,210,796

CORPORATE BONDS — 57.5%

	Automobiles & Components — 4.0%
300,000	American Honda Finance Corp., 1.600%, 2/16/18(a)	300,269
500,000	Daimler Finance North America, LLC, 2.375%, 8/1/18(a)	503,763
425,000	Ford Motor Credit Co., LLC, 1.627%, 3/27/17(b)	425,328
250,000	General Motors Financial Co., Inc., 2.400%, 4/10/18	250,267
400,000	Hyundai Capital America, 2.000%, 3/19/18(a)	399,927
250,000	Nissan Motor Acceptance Corp., 1.800%, 3/15/18(a)	250,247

		2,129,801

	Banks — 18.0%
400,000	ABN AMRO Bank NV, 4.250%, 2/2/17(a)	400,863
400,000	Bank of America Corp., 2.000%, 1/11/18	400,920
225,000	Bank of Nova Scotia (The), 1.375%, 12/18/17	224,901
250,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), 1.700%, 3/5/18(a)	249,197
250,000	BNP Paribas SA, MTN, 1.375%, 3/17/17	250,038
294,000	Caisse Centrale Desjardins, 1.550%, 9/12/17(a) .	294,126
300,000	Capital One NA, BKNT, 1.650%, 2/5/18	299,417
352,000	CIT Group, Inc., 4.250%, 8/15/17	356,840
500,000	Citigroup, Inc., 1.576%, 4/27/18(b)	502,065
300,000	Commonwealth Bank of Australia, 1.353%, 3/12/18(a)(b)	299,779
250,000	Compass Bank, BKNT, 1.850%, 9/29/17	249,433
300,000	Credit Suisse, GMTN, 1.427%, 5/26/17(b)	300,230
420,000	Goldman Sachs Group, Inc. (The), 5.950%, 1/18/18	437,532
500,000	Huntington National Bank (The), 1.307%, 4/24/17(b)	500,075
250,000	ING Bank NV, 3.750%, 3/7/17(a)	251,057
425,000	JPMorgan Chase & Co., MTN, 1.350%, 2/15/17	425,072
250,000	KeyBank NA, BKNT, 1.650%, 2/1/18	250,145
250,000	Lloyds Bank PLC, 4.200%, 3/28/17	251,713
223,000	Macquarie Bank, Ltd., 5.000%, 2/22/17(a)	224,117

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Banks — (continued)
$300,000	Manufacturers & Traders Trust Co., BKNT, 1.250%, 1/30/17	$300,000
250,000	Nordea Bank AB, 1.625%, 5/15/18(a)	249,400
261,000	Regions Bank/Birmingham AL, BKNT, 2.250%, 9/14/18	261,857
300,000	Royal Bank of Canada, GMTN, 1.400%, 10/13/17	299,976
200,000	Santander UK PLC, GMTN, 1.780%, 8/24/18(b)	200,332
225,000	Sumitomo Mitsui Banking Corp., 1.750%, 1/16/18	224,839
250,000	SunTrust Bank, BKNT, 1.350%, 2/15/17	250,030
250,000	Svenska Handelsbanken AB, 2.875%, 4/4/17	251,169
250,000	Swedbank AB, 1.600%, 3/2/18(a)	249,284
250,000	UBS, GMTN, 1.375%, 8/14/17	249,918
400,000	US Bancorp, MTN, 1.650%, 5/15/17	400,570
500,000	Wachovia Corp., 1.233%, 6/15/17(b)	500,121

		9,605,016

	Capital Goods — 1.0%
325,000	General Electric Co., GMTN, 1.600%, 11/20/17.	325,868
225,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 3/15/18(a)	228,940

		554,808

	Commercial & Professional Services — 0.5%
275,000	Republic Services, Inc., 3.800%, 5/15/18	282,647

	Consumer Durables & Apparel — 0.6%
318,000	Whirlpool Corp., 1.350%, 3/1/17	318,062

	Consumer Services — 0.9%
185,000	Carnival Corp., 1.875%, 12/15/17	185,743
300,000	ERAC USA Finance, LLC, 6.375%, 10/15/17(a)	310,843

		496,586

	Diversified Financials — 5.9%
250,000	AIG Global Funding, 1.650%, 12/15/17(a)	250,246
175,000	Ally Financial, Inc., 2.750%, 1/30/17	175,035
325,000	American Express Co., 1.506%, 5/22/18(b)	325,671
325,000	Berkshire Hathaway, Inc., 1.031%, 8/6/18(b)	325,211
300,000	BlackRock, Inc., 6.250%, 9/15/17	310,548
200,000	Charles Schwab Corp., MTN (The), 6.375%, 9/1/17	206,679
250,000	HSBC Bank USA NA, BKNT, 6.000%, 8/9/17	256,640
250,000	International Lease Finance Corp., 3.875%, 4/15/18	254,687
300,000	Macquarie Group, Ltd., 1.887%, 1/31/17(a)(b)	300,223
500,000	Morgan Stanley, 1.739%, 1/5/18(b)	501,930
250,000	Principal Life Global Funding II, 1.125%, 2/24/17(a)	249,988

		3,156,858

	Energy — 4.8%
250,000	BP Capital Markets PLC, 1.375%, 11/6/17	249,858
300,000	CNOOC Finance, Ltd., 1.750%, 5/9/18	298,425
300,000	Enterprise Products Operating, LLC, 6.650%, 4/15/18	318,114
282,000	National Oilwell Varco, Inc., 1.350%, 12/1/17	280,901
250,000	Phillips 66, 2.950%, 5/1/17	251,395
135,000	Pioneer Natural Resources Co., 6.650%, 3/15/17	136,377

Continued

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2016 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Energy — (continued)
$250,000	Schlumberger Investment SA, 1.250%, 8/1/17(a)	$249,764
140,000	Spectra Energy Capital, LLC, 6.200%, 4/15/18	146,359
245,000	Total Capital International SA, 1.550%, 6/28/17	245,403
395,000	Williams Partners LP/Williams Partners Finance Corp., 7.250%, 2/1/17	396,543

		2,573,139

	Food & Staples Retailing — 0.5%
250,000	Anheuser-Busch InBev Finance, Inc., 1.250%, 1/17/18	249,776

	Food, Beverage & Tobacco — 2.4%
225,000	Cargill, Inc., 1.900%, 3/1/17(a)	225,311
300,000	Ingredion, Inc., 1.800%, 9/25/17	300,379
250,000	Kraft Heinz Foods Co., 2.250%, 6/5/17	250,798
250,000	Kraft Heinz Foods Co., 2.000%, 7/2/18	250,056
250,000	Reynolds American, Inc., 2.300%, 8/21/17	251,231

		1,277,775

	Health Care Equipment & Services — 2.3%
579,000	Aetna, Inc., 1.700%, 6/7/18	578,463
300,000	UnitedHealth Group, Inc., 1.400%, 12/15/17	300,056
375,000	Zimmer Biomet Holdings, Inc., 1.450%, 4/1/17	375,090

		1,253,609

	Insurance — 3.3%
250,000	Jackson National Life Global Funding, 1.250%, 2/21/17(a)	249,988
400,000	Metropolitan Life Global Funding I, 1.300%, 4/10/17(a)	400,225
480,000	Pricoa Global Funding I, 1.350%, 8/18/17(a)	480,251
300,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	302,440
300,000	Voya Financial, Inc., 2.900%, 2/15/18	303,716

		1,736,620

	Media — 0.9%
180,000	Cablevision Systems Corp., 7.750%, 4/15/18	189,900
300,000	Interpublic Group of Cos., Inc. (The), 2.250%, 11/15/17	301,863

		491,763

	Pharmaceuticals, Biotechnology & Life Sciences — 2.3%
415,000	Actavis Funding SCS, 2.033%, 3/12/18(b)	417,411
240,000	Amgen, Inc., 1.250%, 5/22/17	240,024
300,000	Celgene Corp., 2.125%, 8/15/18	301,205
280,000	Teva Pharmaceutical Finance Netherlands III BV, 1.400%, 7/20/18	277,717

		1,236,357

	Real Estate — 4.3%
291,000	ERP Operating LP, REIT, 5.750%, 6/15/17	296,702
250,000	Essex Portfolio LP, REIT, 5.500%, 3/15/17	251,997
250,000	Highwoods Realty LP, REIT, 5.850%, 3/15/17	252,114
128,000	National Retail Properties, Inc., REIT, 6.875%, 10/15/17	132,988
300,000	Prologis LP, 4.000%, 1/15/18	306,086
250,000	Realty Income Corp., REIT, 2.000%, 1/31/18	250,706
250,000	Ventas Realty LP, REIT, 1.250%, 4/17/17	249,884
250,000	WEA Finance, LLC/Westfield UK & Europe Finance PLC, REIT, 1.750%, 9/15/17(a)	250,156

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Real Estate — (continued)
$300,000	Welltower Inc., REIT, 4.700%, 9/15/17	$306,443

		2,297,076

	Retailing — 0.9%
250,000	Dollar General Corp., 1.875%, 4/15/18	250,320
210,000	The Home Depot, Inc., 1.333%, 9/15/17(b)	210,354

		460,674

	Technology Hardware & Equipment — 0.3%
150,000	Apple, Inc., 1.300%, 2/23/18	150,111

	Telecommunication Services — 1.2%
225,000	AT&T, Inc., 1.400%, 12/1/17	224,505
400,000	Verizon Communications, Inc., 1.351%, 6/9/17(b)	400,464

		624,969

	Transportation — 0.7%
150,000	Burlington Northern Santa Fe, LLC, 5.650%, 5/1/17	152,022
224,000	Ryder System, Inc., MTN, 2.500%, 3/1/17	224,236

		376,258

	Utilities — 2.7%
212,000	American Electric Power Co., Inc., 1.650%, 12/15/17	212,071
400,000	Duke Energy Corp., 1.378%, 4/3/17(b)	400,301
250,000	Edison International, 3.750%, 9/15/17	253,895
250,000	Pacific Gas & Electric Co., 5.625%, 11/30/17	259,275
300,000	Southern Co. (The), 2.450%, 9/1/18	303,081

		1,428,623

	Total Corporate Bonds (Cost $30,720,342)	30,700,528

MUNICIPAL BONDS — 4.3%

	District of Columbia — 1.4%
750,000	District Of Columbia, Var-Dc Preparatory Academy School Improvements, Manufacturers & Traders Revenue, 0.730%, 11/1/33	750,000

		750,000

	Illinois — 0.5%
250,000	State of Illinois, Public Improvements G.O., Series A (AGM), 5.000%, 6/1/17	253,785

		253,785

	New Jersey — 1.0%
210,000	New Jersey Economic Development Authority, Pension Funding Revenue, Series B (NATL), OID, 0.000%, 2/15/17	209,645
325,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Series AA, 5.000%, 12/15/18	339,219

		548,864

	Pennsylvania — 1.1%
600,000	Emmaus General Authority, Misc. Purposes Revenue, Series A, 0.680%, 3/1/30	600,000

		600,000

Continued

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Texas — 0.3%
$140,000	Weatherford Independent School District, School Improvements G.O., 0.000%, 2/15/17 .	$139,826

		139,826

	Total Municipal Bonds (Cost $2,293,530)	2,292,475

COMMERCIAL PAPER — 3.7%

	Energy — 2.8%
500,000	Energy Transfer Part, 1.501%, 1/6/17(c)	499,898
500,000	FMC Technologies, Inc., 1.001%, 1/3/17(c)	499,957
500,000	Spectra Energy Partners, 1.011%, 1/3/17(c)	499,957

		1,499,812

	Utilities — 0.9%
460,000	Dominion Resources, Inc., 1.031%, 1/17/17(c)	459,806

	Total Commercial Paper (Cost $1,959,629)	1,959,618

Shares
MONEY MARKET FUND — 2.1%

1,131,361	Federated Treasury Obligations Fund, Institutional Shares, 0.360%(d)	1,131,361

Total Investments — 99.6% (Cost $53,398,615)		53,182,134
Net Other Assets (Liabilities) — 0.4%		213,305

NET ASSETS — 100.0%		$53,395,439

(a)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2016. The maturity date reflected is the final maturity date.
(c)	Rate disclosed represents the annualized yield from date of purchase.
(d)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 15.9%

$ 400,000	AmeriCredit Automobile Receivables, Series 2015-4, Class B, 2.110%, 1/8/21	$400,901
825,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class B, 2.210%, 5/10/21	825,218
865,000	Americredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/8/21	856,709
140,000	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R6, Class M1, 2.856%, 7/25/34(a)	139,632
800,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2014-2A, Class A, 2.500%, 2/20/21(b) ..	796,719
470,000	Capital Auto Receivables Asset Trust, Series 2014-2, Class C, 2.410%, 5/20/19	473,673
650,000	Capital Auto Receivables Asset Trust, Series 2015-3, Class B, 2.430%, 9/21/20	653,406
845,000	Chase Issuance Trust, Series 2016-A4, Class A4, 1.490%, 7/15/22	829,383
432,817	Citicorp Residential Mortgage Trust, Series 2007-2, Class A6, STEP, 5.398%, 6/25/37	445,353
435,000	Countrywide Asset-Backed Certificates, Series 2004-12, Class MV4, 2.181%, 3/25/35(a)	434,287
285,813	Enterprise Fleet Financing, LLC, Series 2014-2, Class A2, 1.050%, 3/20/20(b)	285,547
1,200,000	Enterprise Fleet Financing, LLC, Series 2015-2, Class A3, 2.090%, 2/22/21(b)	1,201,843
344,962	First Franklin Mortgage Loan Trust, Series 2006-FF1, Class 2A3, 0.996%, 1/25/36(a)	342,950
336,297	Ford Credit Auto Owner Trust, Series 2012-D, Class B, 1.010%, 5/15/18	336,242
486,000	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M1, 1.186%, 12/25/35(a) .	479,390
840,321	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 0.956%, 1/25/36(a)	830,716
17,551	Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2005-4, Class A3, 1.016%, 11/25/35(a)	17,526
457,456	RASC Series 2006-EMX1 Trust, Series 2006-EMX1, Class A3, 1.076%, 1/25/36(a)	454,662
251,927	Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.250%, 6/17/19	252,754
1,000,000	Santander Drive Auto Receivables Trust, Series 2015-1, Class B, 1.970%, 11/15/19	1,002,098
500,000	Santander Drive Auto Receivables Trust, Series 2015-4, Class B, 2.260%, 6/15/20	502,875
434,892	Sofi Professional Loan Program LLC, Series 2016-B, Class A1, 1.956%, 6/25/33(a)(b)	438,850
540,000	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 1.380%, 7/25/39(a)(b)	540,816
270,000	Wheels SPV 2, LLC, Series 2016-1A, Class A3, 1.870%, 5/20/25(b)	266,794

	Total Asset Backed Securities (Cost $12,815,680)	12,808,344

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.1%

113,749	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	121,557
94,913	Fannie Mae, Series 2003-66, Class PA, 3.500%, 2/25/33	96,894
36,357	Fannie Mae, Series 2005-67, Class HG, 5.500%, 1/25/35	38,119

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

$ 49,114	Fannie Mae, Series 2009-100, Class PA, 4.500%, 4/25/39	$50,511
61,230	Freddie Mac, Series 2770, Class UE, 4.500%, 3/15/19	62,865
439,261	Ginnie Mae, Series 2013-165, Class PB, 3.000%, 3/20/41	445,758
43,482	PHHMC Trust, Series 2007-6, Class A1, 5.633%, 12/18/37(a)	44,646
44,923	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	46,453

	Total Collateralized Mortgage Obligations (Cost $901,689)	906,803

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.8%

7,902	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(a) ..	7,891
585,592	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/51	595,676
44,618	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.349%, 11/10/42(a)	44,575
29,020	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	29,042
631,394	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(b)	628,817
109,106	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class A4, 5.471%, 1/12/45(a)	109,220
636,416	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.700%, 6/11/50	650,065
120,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.711%, 12/10/49(a)	121,040
50,393	COMM Mortgage Trust, Series 2006-C8, Class AM, 5.347%, 12/10/46	50,350
629,303	COMM Mortgage Trust, Series 2007-C9, Class A4, 5.812%, 12/10/49(a)	634,391
605,117	Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class A4, 5.687%, 6/15/39(a)	607,448
575,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A2, 3.046%, 4/15/47 ..	588,649
51,303	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/47	51,268
850,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A2, 2.872%, 7/15/47	867,481
45,147	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/49	45,159
534,803	ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 6.852%, 8/12/49(a)	541,297
270,379	ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4, 5.733%, 6/12/50(a)	272,105
800,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2, 3.119%, 8/15/47	822,459

Continued

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2016 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$ 105,870	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2, 1.689%, 12/15/48	$105,940
640,000	Morgan Stanley Capital I Trust, Series 2008-T29, Class AM, 6.275%, 1/11/43(a)	661,770
622,868	Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.275%, 1/11/43(a)	645,321
456,633	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A3, 3.998%, 3/15/44(b)	470,364
80,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A2, 3.036%, 5/15/47	81,916

	Total Commercial Mortgage-Backed Securities (Cost $8,998,099)	8,632,244

CORPORATE BONDS — 66.2%

	Automobiles & Components — 4.3%
400,000	American Honda Finance Corp., MTN, 1.650%, 7/12/21	385,224
325,000	BMW U.S. Capital, LLC, 1.500%, 4/11/19(b)	321,916
535,000	Daimler Finance North America, LLC, 2.375%, 8/1/18(b)	539,026
500,000	Ford Motor Credit Co., LLC, 3.200%, 1/15/21	500,729
400,000	General Motors Financial Co., Inc., 2.400%, 4/10/18	400,428
400,000	Hyundai Capital America, 2.500%, 3/18/19(b)	401,070
500,000	Nissan Motor Acceptance Corp., 2.550%, 3/8/21(b)	499,003
375,000	PACCAR Financial Corp., MTN, 1.450%, 3/9/18	374,861

		3,422,257

	Banks — 14.5%
400,000	Australia & New Zealand Banking Group Ltd, 1.790%, 11/23/21(a)(b)	399,870
1,000,000	Bank of America Corp., 5.750%, 12/1/17	1,035,849
450,000	Bank of Montreal, 1.400%, 4/10/18	448,838
450,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), 1.700%, 3/5/18(b)	448,555
550,000	BNP Paribas SA, MTN, 2.400%, 12/12/18	554,319
415,000	Canadian Imperial Bank of Commerce, 1.600%, 9/6/19	411,050
600,000	Capital One NA, BKNT, 1.650%, 2/5/18	598,835
350,000	CIT Group, Inc., 4.250%, 8/15/17	354,813
1,000,000	Citigroup, Inc., 2.550%, 4/8/19	1,008,142
400,000	Citizens Bank NA, BKNT, 2.300%, 12/3/18	402,050
600,000	Compass Bank, BKNT, 1.850%, 9/29/17	598,638
325,000	Fifth Third Bank, MTN, 2.150%, 8/20/18	327,053
400,000	ING Bank NV, 2.050%, 8/17/18(b)	400,330
935,000	JPMorgan Chase Bank NA, BKNT, 6.000%, 10/1/17	964,905
500,000	Macquarie Bank, Ltd., 2.350%, 1/15/19(b)	501,234
250,000	Mitsubishi UFJ Financial Group, Inc., 2.017%, 9/13/21(a)	250,362
445,000	MUFG Union Bank NA, 2.625%, 9/26/18	449,864
330,000	Nordea Bank AB, 4.875%, 1/27/20(b)	352,623
355,000	PNC Funding Corp., 5.625%, 2/1/17	356,074
485,000	Royal Bank of Canada, GMTN, 2.500%, 1/19/21	486,186
425,000	Santander UK PLC, GMTN, 2.000%, 8/24/18	424,784

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Banks — (continued)
$500,000	UBS, GMTN, 1.375%, 8/14/17	$499,837
400,000	Wells Fargo & Co., 2.500%, 3/4/21	397,036

		11,671,247

	Capital Goods — 1.5%
95,000	Fortive Corp., 1.800%, 6/15/19(b)	94,409
575,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 3/15/18(b)	585,069
485,000	Waste Management, Inc., 6.100%, 3/15/18	510,815

		1,190,293

	Commercial & Professional Services — 1.0%
350,000	Equifax, Inc., 6.300%, 7/1/17	357,917
400,000	Republic Services, Inc., 3.800%, 5/15/18	411,122

		769,039

	Consumer Services — 1.2%
500,000	Carnival Corp., 3.950%, 10/15/20	527,289
400,000	ERAC USA Finance, LLC, 6.375%, 10/15/17(b)	414,458

		941,747

	Diversified Financials — 10.0%
400,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.250%, 7/1/20	411,000
365,000	Ally Financial, Inc., 3.600%, 5/21/18	367,737
450,000	Athene Global Funding, 2.875%, 10/23/18(b)	449,832
400,000	Bank of New York Mellon Corp., MTN (The), 2.500%, 4/15/21	400,445
400,000	Blackstone Holdings Finance Co., LLC, 6.625%, 8/15/19(b)	444,256
400,000	Caisse Centrale Desjardins, 1.550%, 9/12/17(b)	400,172
380,000	Charles Schwab Corp., MTN (The), 6.375%, 9/1/17	392,690
400,000	Credit Suisse, 1.700%, 4/27/18	399,118
300,000	First Data Corp., 6.750%, 11/1/20(b)	311,250
500,000	GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	499,761
550,000	Goldman Sachs Group, Inc. (The), 6.000%, 6/15/20	609,918
575,000	HSBC Bank USA NA, BKNT, 6.000%, 8/9/17	590,271
350,000	KKR Group Finance Co., LLC, 6.375%, 9/29/20(b)	394,177
900,000	Morgan Stanley, 2.650%, 1/27/20	904,239
425,000	Protective Life Global Funding, 1.722%, 4/15/19(b)	421,600
500,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	502,941
500,000	State Street Corp., 4.956%, 3/15/18	516,561

		8,015,968

	Energy — 6.3%
200,000	BP Capital Markets PLC, 1.676%, 5/3/19	198,585
400,000	Chevron Phillips Chemical Co., LLC/Chevron Phillips Chemical Co. LP, 1.700%, 5/1/18(b)	400,042
250,000	Columbia Pipeline Group, Inc., 2.450%, 6/1/18	251,222
500,000	Enbridge Energy Partners LP, Series B, 6.500%, 4/15/18	526,139
385,000	Energy Transfer Partners LP, 6.125%, 2/15/17	386,995
326,000	EnLink Midstream Partners LP, 2.700%, 4/1/19	326,215
400,000	National Oilwell Varco, Inc., 1.350%, 12/1/17	398,441
100,000	Noble Holding International, Ltd., 2.500%, 3/15/17	99,625

Continued

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2016 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Energy — (continued)
$400,000	Pioneer Natural Resources Co., 7.500%, 1/15/20	$454,708
450,000	Schlumberger Holdings Corp., 2.350%, 12/21/18(b)	453,712
425,000	Shell International Finance BV, 1.875%, 5/10/21	415,530
260,000	Spectra Energy Capital, LLC, 6.200%, 4/15/18	271,809
425,000	Western Gas Partners LP, 2.600%, 8/15/18	425,820
400,000	Williams Partners L.P., 5.250%, 3/15/20	427,368

		5,036,211

	Food & Staples Retailing — 0.5%
250,000	CVS Health Corp., 2.125%, 6/1/21	245,136
175,000	Reynolds American, Inc., 2.300%, 6/12/18	176,109

		421,245

	Food, Beverage & Tobacco — 2.8%
415,000	Anheuser-Busch InBev Finance, Inc., 2.650%, 2/1/21	417,384
215,000	Cott Beverages, Inc., 6.750%, 1/1/20	222,794
500,000	Ingredion, Inc., 1.800%, 9/25/17	500,633
450,000	Kraft Heinz Foods Co., 2.000%, 7/2/18	450,101
300,000	PepsiCo, Inc., 1.350%, 10/4/19	297,719
392,000	Reynolds American, Inc., 3.250%, 6/12/20	401,668

		2,290,299

	Health Care Equipment & Services — 2.8%
425,000	Aetna, Inc., 1.900%, 6/7/19	424,025
450,000	Boston Scientific Corp., 2.650%, 10/1/18	454,935
475,000	Humana, Inc., 7.200%, 6/15/18	510,593
375,000	Stryker Corp., 2.625%, 3/15/21	376,448
500,000	Zimmer Biomet Holdings, Inc., 2.000%, 4/1/18	500,611

		2,266,612

	Insurance — 5.0%
375,000	Alleghany Corp., 5.625%, 9/15/20	405,888
261,000	American International Group, Inc., 2.300%, 7/16/19	262,232
400,000	Chubb INA Holdings, Inc., 2.300%, 11/3/20	399,908
350,000	Guardian Life Global Funding, 2.000%, 4/26/21(b)	341,349
645,000	Jackson National Life Global Funding, 2.300%, 4/16/19(b)	647,642
425,000	New York Life Global Funding, 2.000%, 4/13/21(b)	417,262
500,000	Pricoa Global Funding I, 2.200%, 5/16/19(b)	501,561
570,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	574,636
450,000	Reliance Standard Life Global Funding II, 2.150%, 10/15/18(b)	452,236

		4,002,714

	Materials — 1.0%
250,000	Air Liquide Finance SA, 1.375%, 9/27/19(b)	245,758
295,000	Glencore Finance Canada, Ltd., 2.700%, 10/25/17(b)	297,257
277,000	Teck Resources, Ltd., 8.000%, 6/1/21(b)	304,700

		847,715

	Media — 1.4%
280,000	Cablevision Systems Corp., 7.750%, 4/15/18	295,400

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Media — (continued)
$400,000	Interpublic Group of Cos., Inc. (The), 2.250%, 11/15/17	$402,484
400,000	Omnicom Group, Inc., 6.250%, 7/15/19	441,444

		1,139,328

	Pharmaceuticals, Biotechnology & Life Sciences — 2.0%
250,000	AbbVie, Inc., 2.300%, 5/14/21	244,947
525,000	Actavis Funding SCS, 3.000%, 3/12/20	532,278
425,000	Shire Acquisitions Investments Ireland DAC, 2.400%, 9/23/21	410,544
250,000	Teva Pharmaceutical Finance Netherlands III BV, 1.700%, 7/19/19	245,632
200,000	Teva Pharmaceutical Finance Netherlands III BV, 2.200%, 7/21/21	191,337

		1,624,738

	Real Estate — 5.8%
400,000	American Tower Corp., REIT, 5.050%, 9/1/20	429,247
250,000	Essex Portfolio LP, REIT, 5.500%, 3/15/17	251,997
430,000	HCP, Inc., REIT, 2.625%, 2/1/20	430,574
465,000	iStar, Inc., REIT, 4.000%, 11/1/17	467,325
450,000	Kimco Realty Corp., REIT, MTN, 4.300%, 2/1/18	459,089
500,000	Simon Property Group LP, REIT, 1.500%, 2/1/18(b)	499,772
525,000	Ventas Realty LP/Ventas Capital Corp., REIT, 4.000%, 4/30/19	544,256
420,000	Vornado Realty L.P., REIT, 2.500%, 6/30/19	421,488
600,000	WEA Finance, LLC/Westfield UK & Europe Finance PLC, REIT, 1.750%, 9/15/17(b)	600,373
525,000	Welltower Inc., REIT, 4.700%, 9/15/17	536,275

		4,640,396

	Retailing — 0.5%
400,000	Dollar General Corp., 1.875%, 4/15/18	400,512

	Software & Services — 0.8%
250,000	Microsoft Corp., 1.100%, 8/8/19	246,638
400,000	Visa, Inc., 2.200%, 12/14/20	401,244

		647,882

	Technology Hardware & Equipment — 0.2%
192,000	Harris Corp., 2.700%, 4/27/20	191,789

	Telecommunication Services — 2.5%
400,000	AT&T, Inc., 2.450%, 6/30/20	397,213
290,000	Sprint Spectrum Co., LLC / Sprint Spectrum
	Co. II LLC / Sprint Spectrum Co. III LLC,
	3.360%, 9/20/21(b)	290,542
285,000	T-Mobile USA, Inc., 6.125%, 1/15/22	300,675
1,000,000	Verizon Communications, Inc., 2.550%, 6/17/19	1,014,094

		2,002,524

	Utilities — 2.1%
600,000	American Electric Power Co., Inc., 1.650%, 12/15/17	600,200
500,000	CMS Energy Corp., 8.750%, 6/15/19	577,355

Continued

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2016 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Utilities — (continued)
$500,000	Southern Power Co., 2.375%, 6/1/20	$496,191

		1,673,746

	Total Corporate Bonds (Cost $53,409,624)	53,196,262

FOREIGN GOVERNMENT BOND — 0.5%

	Columbia — 0.5%
400,000	Colombia Government International Bond, 7.375%, 1/27/17	401,336

	Total Foreign Government Bond (Cost $401,657)	401,336

MUNICIPAL BONDS — 2.3%

	California — 0.7%
575,000	University Of California Revenue, Refunding, Taxable, Series AS, 1.490%, 5/15/20	564,972

	New Jersey — 0.7%
525,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Series AA, 5.000%, 12/15/18	547,969

	Puerto Rico — 0.4%
325,000	Puerto Rico Municipal Finance Agency, Public Improvements, G.O., Series A, Callable 2/6/17 @ 100 (AGM, Government GTD), 5.250%, 8/1/18	329,413

	Washington — 0.5%
390,000	Providence Health & Services Obligated Group Revenue, Taxable, 1.948%, 10/1/17(a)	390,770

	Total Municipal Bonds (Cost $1,841,243)	1,833,124

U.S. TREASURY NOTE — 1.2%

1,000,000	0.875%, 5/15/19	990,430

	Total U.S. Treasury Note (Cost $990,790)	990,430

Shares		Fair Value
PREFERRED STOCKS — 0.7%

	Banks — 0.5%
16,000	U.S. Bancorp, Series G, 6.000%	$403,360

	Real Estate — 0.2%
6,625	Chesapeake Lodging Trust, REIT, Series A, 7.750%	168,540

	Total Preferred Stocks (Cost $561,933)	571,900

MONEY MARKET FUND — 2.0%

1,617,440	Federated Treasury Obligations Fund, Institutional Shares, 0.360%(c)	1,617,440

	Total Money Market Fund (Cost $1,617,440)	1,617,440

Total Investments — 100.7% (Cost $81,538,155)		80,957,883
Net Other Assets (Liabilities) — (0.7)%		(525,774)

NET ASSETS — 100.0%		$80,432,109

(a)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2016. The maturity date reflected is the final maturity date.
(b)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

GTD — Guaranteed

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 1.4%

	Asset Backed Securities — 1.4%
$238,292	United States Small Business Administration, Series 2015-20G, Class 1, 2.880%, 7/1/35	$239,669
105,561	United States Small Business Administration, Series 2015-20H, Class 1, 2.820%, 8/1/35	105,634

	Total Asset Backed Securities (Cost $343,853)	345,303

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.5%

635,918	Fannie Mae, Series 2010-129, Class NA, 3.500%, 3/25/25	656,554
217,172	Freddie Mac, Series 3644, Class BA, 4.500%, 2/15/29	221,081

	Total Collateralized Mortgage Obligations (Cost $866,542)	877,635

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.8%

140,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K049, Class A2, 3.010%, 7/25/25	141,671
220,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series KS07, Class A2, 2.735%, 9/25/25	213,661
99,964	FRESB Mortgage Trust, Series 2016-SB23, Class A5H, 1.980%, 9/25/36(a)	97,955

	Total Commercial Mortgage-Backed Securities (Cost $470,078)	453,287

CORPORATE BONDS — 7.2%

	Automobiles & Components — 1.5%
180,000	American Honda Finance Corp., MTN, 1.700%, 2/22/19	179,263
212,000	Toyota Motor Credit Corp., MTN, 1.750%, 5/22/17	212,477

	Banks — 2.6%
200,000	State Street Corp., 2.550%, 8/18/20	202,018
250,000	Toronto-Dominion Bank., GMTN (The), 1.125%, 5/2/17	249,983
200,000	Wells Fargo & Co., GMTN, 2.600%, 7/22/20	201,156

	Diversified Financials — 2.4%
500,000	Morgan Stanley, 2.125%, 4/25/18	501,992
100,000	National Rural Utilities Cooperative Finance Corp., MTN, 0.950%, 4/24/17	99,921

	Retailing — 0.7%
170,000	Target Corp., 5.375%, 5/1/17	172,329

	Total Corporate Bonds (Cost $1,808,670)	1,819,139

MORTGAGE-BACKED SECURITIES — 7.8%

	Fannie Mae — 3.8%
803,619	3.589%, 9/1/20, Pool #FN0000	843,602
102,938	5.500%, 1/1/33, Pool #678321	114,321

		957,923

	Freddie Mac — 3.5%
398,442	4.000%, 12/1/35, Pool #C91860	423,028

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Freddie Mac — (continued)
$ 442,948	3.500%, 6/1/36, Pool #C91875	$459,163

		882,191

	Ginnie Mae — 0.5%
138,944	5.000%, 11/20/38, Pool #4283	144,127

	Total Mortgage-Backed Securities (Cost $1,935,229)	1,984,241

MUNICIPAL BONDS — 0.3%

	Texas — 0.3%
60,000	Bexar County, TX, Build America Bonds, Public Improvements G.O., Taxable, Series C, Callable 6/15/19 @ 100, 6.628%, 6/15/39	66,611

	Total Municipal Bonds (Cost $68,342)	66,611

U.S. GOVERNMENT AGENCIES — 25.5%

	Fannie Mae — 8.1%
1,000,000	6.250%, 5/15/29	1,325,511
500,000	7.125%, 1/15/30	713,483

		2,038,994

	Federal Farm Credit Bank — 13.3%
3,000,000	4.670%, 2/27/18	3,122,562
250,000	3.480%, 9/11/30	249,446

		3,372,008

	Freddie Mac — 4.1%
500,000	4.875%, 6/13/18	527,113
500,000	2.375%, 1/13/22	508,203

		1,035,316

	Total U.S. Government Agencies (Cost $6,260,286)	6,446,318

U.S. TREASURY NOTES — 51.2%

500,000	3.000%, 2/28/17	501,975
532,135	0.125%, 4/15/17(b)	533,167
1,750,000	0.625%, 5/31/17	1,750,137
1,031,620	0.125%, 4/15/19(b)	1,044,498
250,000	1.250%, 4/30/19	249,853
1,000,000	2.125%, 8/31/20	1,016,172
1,000,000	2.000%, 2/28/21	1,007,969
1,000,000	3.125%, 5/15/21	1,053,789
500,000	1.625%, 8/15/22	487,617
750,000	2.000%, 2/15/23	743,819
1,135,000	2.750%, 2/15/24	1,172,242
510,290	0.250%, 1/15/25(b)	501,862
500,000	2.125%, 5/15/25	490,156
500,000	2.000%, 8/15/25	484,336
500,000	2.250%, 11/15/25	493,594
1,000,000	1.625%, 2/15/26	934,375
500,000	1.500%, 8/15/26	459,863

	Total U.S. Treasury Notes (Cost $13,137,928)	12,925,424

Continued

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments — (continued)

December 31, 2016 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 0.8%

213,550	Federated Treasury Obligations Fund, Institutional Shares, 0.360%(c)	$213,550

	Total Money Market Fund (Cost $213,550)	213,550

Total Investments — 99.5% (Cost $25,104,478)		25,131,508
Net Other Assets (Liabilities) — 0.5%		136,000

NET ASSETS — 100.0%		$25,267,508

(a)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2016. The maturity date reflected is the final maturity date.
(b)	Inflation protection security. Principal amount periodically adjusted for inflation.
(c)	Represents the current yield as of report date.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 14.7%

$1,835,000	Aegis Asset Backed Securities Trust 2005-5, Series 2005-5, Class 1A4, 1.106%, 12/25/35(a)	$1,663,701
3,000,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class B, 1.870%, 12/9/19	3,005,901
4,120,000	AmeriCredit Automobile Receivables Trust, Series 2015-1, Class B, 1.880%, 3/9/20	4,133,532
4,000,000	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class B, 1.800%, 10/8/21	3,962,363
4,565,000	Americredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/8/21	4,521,243
779,091	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 1.096%, 11/25/35(a)	761,261
1,061,000	BA Credit Card Trust, Series 2014-A1, Class A, 1.084%, 6/15/21(a)	1,063,668
2,320,000	Bear Stearns Asset Backed Securities I Trust, Series 2004-BO1, Class M5, 2.156%, 10/25/34(a)	2,353,207
8,679,000	Capital One Multi-Asset Execution Trust, Series 2016-A1, Class A1, 1.154%, 2/15/22(a)	8,714,256
744,926	CarMax Auto Owner Trust, Series 2013-2, Class A4, 0.840%, 11/15/18	743,985
7,370,000	Carmax Auto Owner Trust, Series 2016-3, Class A3, 1.390%, 5/17/21	7,321,208
3,265,000	Chase Issuance Trust, Series 2016-A1, Class A, 1.114%, 5/17/21(a)	3,275,202
7,340,000	Chase Issuance Trust, Series 2016-A4, Class A4, 1.490%, 7/15/22	7,204,345
2,478,000	Chase Issuance Trust, Series 2014-A2, Class A2, 2.770%, 3/15/23	2,535,643
2,731,301	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.398%, 6/25/37	2,810,413
2,020,000	Countrywide Asset-Backed Certificates, Series 2004-12, Class MV4, 2.181%, 3/25/35(a)	2,016,689
3,210,000	Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.120%, 12/15/21	3,231,536
6,360,000	Encore Credit Receivables Trust, Series 2005-4, Class M2, 1.196%, 1/25/36(a)	6,234,457
6,034,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.310%, 4/15/26(b)	6,084,464
4,200,000	Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.120%, 7/15/26(b)	4,208,270
1,600,000	GSAMP Trust 2006-SEA1, Series 2006-SEA1, Class M1, 1.256%, 5/25/36(a)(b)	1,532,225
1,823,520	Home Equity Mortgage Loan Asset-Backed Trust Series INABS, Series 2005-B, Class M3, 1.246%, 8/25/35(a)	1,761,456
3,000,000	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M2, 1.226%, 6/25/35(a)	2,862,255
4,632,380	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 0.956%, 1/25/36(a)	4,579,434
1,135,741	New Century Home Equity Loan Trust, Series 2003-4, Class M1, 1.881%, 10/25/33(a)	1,095,664
3,550,000	Park Place Securities, Inc., Series 2005-WHQ2, Class M2, 1.446%, 5/25/35(a)	3,406,679
2,680,000	RAMP Trust, Series 2005-RZ4, Class M2, 1.256%, 11/25/35(a)	2,553,189
3,963,051	Santander Drive Auto Receivables Trust, Series 2014-5, Class B, 1.760%, 9/16/19	3,967,628
2,418,000	Santander Drive Auto Receivables Trust, Series 2015-3, Class B, 2.070%, 4/15/20	2,426,464

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)

$7,910,000	Santander Drive Auto Receivables Trust, Series 2015-4, Class B, 2.260%, 6/15/20	$7,955,483
3,582,922	Saxon Asset Securities Trust, Series 2004-3, Class M1, 1.656%, 12/26/34(a)	3,292,486
2,796,072	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 1.076%, 10/25/35(a)	2,769,960
2,315,000	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 1.380%, 7/25/39(a)(b)	2,318,499
3,694,644	United States Small Business Administration, Series 2015-20H, Class 1, 2.820%, 8/1/35	3,697,195

	Total Asset Backed Securities (Cost $119,347,924)	120,063,961

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.0%

546,384	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 2.973%, 4/25/35(a)	529,387
601,495	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	630,617
2,394,976	Banc of America Funding Trust, Series 2005-B, Class 3A1, 0.969%, 4/20/35(a)	2,270,666
740,742	Banc of America Funding Trust, Series 2006-2, Class 3A1, 6.000%, 3/25/36	759,816
143,020	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	144,687
108,420	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	111,560
648,369	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	692,873
187,375	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	186,364
20,856	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-2, Class 4A1, 5.250%, 2/25/20	20,802
555,287	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	597,977
5,451	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	5,490
1,008,306	Fannie Mae, Series 2013-133, Class AV, 4.000%, 12/25/26	1,076,607
1,956,222	Fannie Mae, Series 2014-39, Class VP, 3.000%, 8/25/27	1,998,240
2,567,460	Fannie Mae, Series 2011-38, Class D, 4.500%, 5/25/41	2,780,163
3,320,261	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/25/44(a)(b)	3,346,980
1,414,173	Freddie Mac, Series 3768, Class V, 4.000%, 11/15/23	1,497,604
2,742,136	Freddie Mac, Series 4387, Class VM, 4.000%, 11/15/25	2,926,364
1,904,095	Freddie Mac, Series 4287, Class V, 4.500%, 10/15/26	2,085,329
380,854	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	390,677
2,800,378	Freddie Mac, Series 4331, Class V, 4.000%, 11/15/28	2,996,291
1,416,065	Freddie Mac, Series 3632, Class PK, 5.000%, 2/15/40	1,547,413

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2016 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

$3,039,880	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	$3,162,936
1,866,034	Freddie Mac, Series 4328, Class KD, 3.000%, 8/15/43	1,907,956
728,107	Ginnie Mae, Series 2008-51, Class PG, 5.000%, 6/20/38	780,946
766,040	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	778,339
726,909	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	718,962
151,215	MASTR Asset Securitization Trust, Series 2003-4, Class 5A1, 5.500%, 5/25/33	154,178
171,863	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	171,730
418,094	PHHMC Trust, Series 2007-6, Class A1, 5.633%, 12/18/37(a)	429,289
22,095	RAAC Trust, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(a)	22,390
792,924	RAAC Trust, Series 2004-SP1, Class AI3, STEP, 6.118%, 3/25/34	808,634
766,848	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	800,610
396,205	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 3.139%, 12/25/34(a)	384,695
933,176	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	936,939
776,050	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 3.238%, 6/25/34(a)	770,907
183,750	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A2, 5.000%, 5/25/35	184,900
101,890	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A1, 5.000%, 5/25/35	102,221
80,242	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	81,909
714,772	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 3.072%, 1/25/35(a)	713,645
208,936	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	210,294
1,336,696	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 3.072%, 10/25/35(a)	1,346,583
144,741	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	149,670

	Total Collateralized Mortgage Obligations (Cost $40,825,271)	41,213,640

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.1%

46,313	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(a) ..	46,250
2,822,405	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/51	2,871,005
446,181	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.349%, 11/10/42(a)	445,750

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$226,355	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	$226,524
4,580,857	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(b)	4,562,160
2,500,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class AM, 5.835%, 9/11/42(a)	2,561,090
1,793,145	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.700%, 6/11/50	1,831,602
4,842,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.526%, 11/10/49(a)	4,978,308
2,868,000	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/54	2,963,057
1,575,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.711%, 12/10/49(a)	1,588,655
1,000,000	COMM 2012-CCRE1 Mortgage Trust, Series 2012-CR1, Class AM, 3.912%, 5/15/45	1,047,169
3,545,000	COMM Mortgage Trust, Series 2013-CR12, Class A4, 4.046%, 10/10/46	3,786,440
311,591	COMM Mortgage Trust, Series 2006-C8, Class AM, 5.347%, 12/10/46	311,325
892,000	COMM Mortgage Trust, Series 2014-CR16, Class A4, 4.051%, 4/10/47	948,762
1,208,000	COMM Mortgage Trust, Series 2014-LC17, Class A5, 3.917%, 10/10/47	1,274,062
1,344,000	COMM Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/10/47	1,389,404
1,891,770	COMM Mortgage Trust, Series 2007-C9, Class A4, 5.812%, 12/10/49(a)	1,907,065
1,500,000	Commercial Mortgage Loan Trust, Series 2008-LS1, Class ASM, 6.095%, 12/10/49(a)	1,528,273
1,811,500	Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class A4, 5.687%, 6/15/39(a)	1,818,477
942,391	Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A4, 5.935%, 9/15/39(a)	956,010
1,666,000	Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class A3, 6.062%, 2/15/41(a)	1,699,709
1,900,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class C, 5.685%, 11/10/46(a)(b)	2,096,849
6,795,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series KS07, Class A2, 2.735%, 9/25/25	6,599,224
2,549,076	FRESB Mortgage Trust, Series 2016-SB23, Class A5H, 1.980%, 9/25/36(a)	2,497,840
2,524,000	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931%, 9/10/47	2,664,064
2,044,000	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442%, 11/10/49	2,080,547
1,702,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648%, 12/15/49(a)	1,756,350
1,680,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10, Series 2013-C10, Class AS, 3.372%, 12/15/47	1,704,812
1,397,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.934%, 9/15/47	1,477,008

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2016 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$4,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class B, 5.951%, 6/15/43(b)	$4,001,263
4,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(a)(b)	4,302,947
1,730,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.159%, 9/15/45(a)	1,786,138
4,517,601	Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4, 5.690%, 2/12/51	4,606,956
1,680,000	Merrill Lynch Mortgage Trust, Series 2008-C1, Class AM, 6.263%, 2/12/51(a)	1,745,435
1,383,112	ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 6.852%, 8/12/49(a)	1,399,905
6,144,559	ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4, 5.733%, 6/12/50(a)	6,183,790
925,191	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2, 1.970%, 5/15/46	929,446
660,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	692,746
5,834,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.720%, 12/15/49	5,976,521
1,950,000	Morgan Stanley Capital I Trust, Series 2007-T27, Class AM, 5.643%, 6/11/42(a)	1,987,844
3,753,977	Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.275%, 1/11/43(a)	3,889,302
2,355,000	Morgan Stanley Capital I Trust, Series 2008-T29, Class AM, 6.275%, 1/11/43(a)	2,435,108
4,000,000	Morgan Stanley Capital I Trust, Series 2011-C1, Class B, 5.432%, 9/15/47(a)(b)	4,376,014
640,000	Morgan Stanley Capital I Trust, Series 2011-C1, Class C, 5.432%, 9/15/47(a)(b)	698,547
4,535,000	Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A5, 5.696%, 4/15/49(a)	4,558,642
2,724,311	Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4, 5.902%, 6/11/49(a)	2,767,301
2,562,000	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A4, 3.049%, 11/15/49	2,528,641
2,000,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2, 4.393%, 11/15/43(b)	2,130,167
2,306,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	2,408,461
2,065,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794%, 12/15/49	2,138,355
825,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869%, 2/15/44(a)(b)	899,336
2,000,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(a)(b)	2,161,460
1,000,000	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(b)	1,072,767
1,250,000	WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class AS, 3.660%, 8/15/45	1,294,536
3,716,000	WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752%, 9/15/57	3,875,437

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$1,008,000	WF-RBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	$1,062,579

	Total Commercial Mortgage-Backed Securities (Cost $135,888,459)	131,527,435

CORPORATE BONDS — 37.0%

	Automobiles & Components — 1.4%
1,875,000	Daimler Finance North America, LLC, 1.600%, 8/3/17(b)	1,876,935
1,556,000	Ford Motor Co., 7.450%, 7/16/31	1,952,850
2,915,000	Ford Motor Credit Co., LLC, 1.627%, 3/27/17(a)	2,917,250
1,939,000	General Motors Financial Co., Inc., 3.200%, 7/13/20	1,944,832
1,233,000	Hyundai Capital America, 2.400%, 10/30/18(b)	1,238,144
1,633,000	Lear Corp., 5.375%, 3/15/24	1,708,526

		11,638,537

	Banks — 6.8%
3,278,000	Associated Banc- Corp, 2.750%, 11/15/19	3,286,421
1,839,000	Bank of America Corp., 1.920%, 1/15/19(a)	1,855,454
4,875,000	Bank of America Corp., MTN, 6.875%, 4/25/18.	5,181,686
1,572,000	Bank of America Corp., MTN, 5.875%, 2/7/42	1,899,992
1,874,000	Bank of America Corp., Series K, 8.000%, 7/29/49(a)	1,925,535
1,993,000	Bank of Nova Scotia (The), BKNT, 2.450%, 3/22/21	1,984,823
1,950,000	CIT Group, Inc., 4.250%, 8/15/17	1,976,813
2,500,000	Citigroup, Inc., 2.606%, 5/15/18(a)	2,539,613
3,674,000	Citigroup, Inc., 4.400%, 6/10/25	3,758,686
981,000	Credit Suisse, MTN, 3.625%, 9/9/24	987,554
1,412,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	1,479,645
2,785,000	Huntington National Bank (The), 2.000%, 6/30/18	2,786,203
2,463,000	JPMorgan Chase & Co., 3.875%, 9/10/24	2,492,155
2,863,000	JPMorgan Chase & Co., 4.950%, 6/1/45	3,052,843
1,597,000	JPMorgan Chase & Co., Series 1, 7.900%, 12/29/49(a)	1,653,693
2,000,000	KeyBank NA, BKNT, 2.500%, 12/15/19	2,020,830
1,798,000	Mitsubishi UFJ Financial Group, Inc., 2.950%, 3/1/21	1,810,002
500,000	PNC Bank NA, BKNT, 4.875%, 9/21/17	511,959
1,007,000	PNC Bank NA, BKNT, 6.000%, 12/7/17	1,046,158
1,505,000	Prudential Financial, Inc., 8.875%, 6/15/38(a)	1,625,400
2,333,000	Sumitomo Mitsui Financial Group, Inc., 2.934%, 3/9/21	2,345,213
2,592,000	Toronto-Dominion Bank (The), 1.552%, 8/13/19(a)	2,602,617
2,955,000	Toronto-Dominion Bank (The), 3.625%, 9/15/31(a)	2,886,533
1,856,000	Wells Fargo & Co., 1.359%, 9/14/18(a)	1,855,202
1,853,000	Westpac Banking Corp., GMTN, 4.322%, 11/23/31(a)	1,858,902

		55,423,932

	Capital Goods — 1.4%
1,066,000	Fortive Corp., 4.300%, 6/15/46(b)	1,055,497
2,021,000	General Electric Co., Series D, 5.000%, 12/29/49(a)	2,097,192

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2016 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Capital Goods — (continued)
$2,021,000	L3 Technologies, Inc., 3.850%, 12/15/26	$2,008,900
1,769,000	Masco Corp., 4.375%, 4/1/26	1,786,690
1,323,000	Roper Technologies, Inc., 3.800%, 12/15/26	1,333,198
1,245,000	SBA Tower Trust, 2.898%, 10/15/19(b)	1,254,449
2,023,000	Textron, Inc., 3.650%, 3/1/21	2,078,163

		11,614,089

	Commercial & Professional Services — 1.0%
1,400,000	Republic Services, Inc., 3.550%, 6/1/22	1,454,321
1,695,000	United Rentals North America, Inc., 5.750%, 11/15/24	1,779,750
1,560,000	Verisk Analytics, Inc., 5.800%, 5/1/21	1,735,806
1,392,000	Waste Management, Inc., 4.100%, 3/1/45	1,377,625
1,913,000	WPP Finance 2010, 3.625%, 9/7/22	1,956,100

		8,303,602

	Diversified Financials — 3.4%
1,928,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.250%, 7/1/20	1,981,020
2,230,000	Ally Financial, Inc., 3.600%, 5/21/18	2,246,725
1,348,000	Arch Capital Finance, LLC, 5.031%, 12/15/46	1,413,224
1,800,000	Athene Global Funding, 2.875%, 10/23/18(b)	1,799,327
1,500,000	Berkshire Hathaway, Inc., 2.750%, 3/15/23	1,494,369
2,567,000	Capital One Financial Corp., 3.200%, 2/5/25	2,488,026
974,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39	1,373,284
5,110,000	Goldman Sachs Group, Inc. (The), 2.042%, 4/23/20(a)	5,158,831
2,052,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	2,543,591
5,895,000	Morgan Stanley, MTN, 3.125%, 7/27/26	5,631,942
1,995,000	National Rural Utilities Cooperative Finance Corp., 4.750%, 4/30/43(a)	2,005,919

		28,136,258

	Energy — 3.8%
2,090,000	Buckeye Partners LP, 4.150%, 7/1/23	2,114,858
317,000	Continental Resources, Inc., 5.000%, 9/15/22	319,977
2,053,000	Continental Resources, Inc., 4.500%, 4/15/23	2,011,940
1,968,000	Diamondback Energy, Inc., 4.750%, 11/1/24(b)	1,928,640
2,160,000	Energy Transfer Partners LP, 4.750%, 1/15/26	2,233,099
1,790,000	EnLink Midstream Partners LP, 5.050%, 4/1/45	1,622,728
1,180,000	Enterprise Products Operating, LLC, 5.950%, 2/1/41	1,332,102
2,100,000	Hess Corp., 4.300%, 4/1/27	2,090,386
1,884,000	HollyFrontier Corp., 5.875%, 4/1/26	1,925,282
1,754,000	Magellan Midstream Partners LP, 6.550%, 7/15/19	1,941,097
906,000	Newfield Exploration Co., 5.750%, 1/30/22	954,697
570,000	Noble Holding International, Ltd., 2.500%, 3/15/17	567,863
856,000	NuStar Logistics LP, 8.150%, 4/15/18	913,780
1,353,000	Occidental Petroleum Corp., 3.000%, 2/15/27	1,309,129
700,000	Occidental Petroleum Corp., 4.100%, 2/15/47	681,829
1,577,000	Phillips 66, 5.875%, 5/1/42	1,867,255
1,629,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	1,682,399
1,212,000	Shell International Finance BV, 4.550%, 8/12/43	1,263,912
1,871,000	Spectra Energy Capital, LLC, 8.000%, 10/1/19	2,128,066

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Energy — (continued)
$2,489,000	Williams Partners LP, 3.900%, 1/15/25	$2,441,102

		31,330,141

	Food & Staples Retailing — 0.3%
2,013,000	Reynolds American, Inc., 5.850%, 8/15/45	2,383,646

	Food, Beverage & Tobacco — 1.0%
3,892,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/46	4,206,746
1,812,000	Cott Beverages, Inc., 6.750%, 1/1/20	1,877,685
1,970,000	PepsiCo, Inc., 3.450%, 10/6/46	1,794,644

		7,879,075

	Health Care Equipment & Services — 0.8%
1,754,000	Boston Scientific Corp., 3.375%, 5/15/22	1,782,816
1,133,000	Humana, Inc., 4.950%, 10/1/44	1,190,857
1,783,000	Medtronic, Inc., 4.375%, 3/15/35	1,886,286
1,300,000	UnitedHealth Group, Inc., 2.700%, 7/15/20	1,319,559

		6,179,518

	Household & Personal Products — 0.2%
1,852,000	Spectrum Brands, Inc., 5.750%, 7/15/25	1,921,450

	Insurance — 4.3%
1,051,000	American Financial Group, Inc., 3.500%, 8/15/26	1,006,639
1,624,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	1,671,517
3,192,000	CBRE Services, Inc., 5.250%, 3/15/25	3,291,463
1,315,000	Dai-ichi Life Insurance Co., Ltd. (The), 5.100%, 10/29/49(a)(b)	1,336,369
1,570,000	Horace Mann Educators Corp., 4.500%, 12/1/25	1,566,088
1,680,000	KKR Group Finance Co. III, LLC, 5.125%, 6/1/44(b)	1,586,194
1,275,000	Liberty Mutual Group, Inc., 7.800%, 3/15/37(b)	1,434,375
1,081,000	Loews Corp., 3.750%, 4/1/26	1,098,853
870,000	Massachusetts Mutual Life Insurance Co., 8.875%, 6/1/39(b)	1,306,008
2,000,000	Meiji Yasuda Life Insurance Co., 5.200%, 10/20/45(a)(b)	2,067,150
1,000,000	MetLife, Inc., 7.717%, 2/15/19	1,118,643
1,830,000	Ohio National Life Insurance Co., 6.875%, 6/15/42(b)	2,159,868
1,650,000	Old Republic International Corp., 4.875%, 10/1/24	1,719,143
1,447,000	Pacific LifeCorp, 5.125%, 1/30/43(b)	1,479,024
1,065,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	1,073,663
1,450,000	Royal Bank of Scotland Group PLC, 4.700%, 7/3/18	1,476,545
1,735,000	Symetra Financial Corp., 4.250%, 7/15/24	1,714,402
3,140,000	TIAA Asset Management Finance Co., LLC, 2.950%, 11/1/19(b)	3,194,200
1,380,000	Transatlantic Holdings, Inc., 8.000%, 11/30/39 .	1,757,914
1,100,000	Validus Holdings, Ltd., 8.875%, 1/26/40	1,443,208
1,937,000	XLIT, Ltd., 4.450%, 3/31/25	1,920,669

		35,421,935

	Materials — 0.8%
2,225,000	International Paper Co., 4.400%, 8/15/47	2,102,656
2,790,000	Teck Resources, Ltd., 8.000%, 6/1/21(b)	3,069,000

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2016 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Materials — (continued)
$1,820,000	West Fraser Timber Co., Ltd., 4.350%, 10/15/24(b)	$1,692,445

		6,864,101

	Media — 1.5%
2,007,000	Cablevision Systems Corp., 5.875%, 9/15/22	1,956,825
3,672,000	Charter Communications Operating, LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	4,245,122
2,365,000	Comcast Corp., 4.200%, 8/15/34	2,415,786
1,942,000	Interpublic Group of Cos., Inc. (The), 4.200%, 4/15/24	1,995,397
1,620,000	Time Warner, Inc., 4.850%, 7/15/45	1,621,764

		12,234,894

	Pharmaceuticals, Biotechnology & Life Sciences — 1.1%
2,882,000	AbbVie, Inc., 2.900%, 11/6/22	2,846,693
2,705,000	Actavis Funding SCS, 3.800%, 3/15/25	2,708,186
1,371,000	Merck & Co., Inc., 3.700%, 2/10/45	1,307,306
1,730,000	Quintiles IMS Inc., 4.875%, 5/15/23(b)	1,755,950

		8,618,135

	Real Estate — 3.8%
2,175,000	Alexandria Real Estate Equities, Inc., REIT, 2.750%, 1/15/20	2,169,980
1,137,000	American Tower Corp., REIT, 5.050%, 9/1/20	1,220,134
1,203,000	Brixmor Operating Partnership LP, REIT, 4.125%, 6/15/26	1,199,361
1,950,000	Crown Castle International Corp., REIT, 4.450%, 2/15/26	2,017,452
1,849,000	CubeSmart LP, REIT, 4.800%, 7/15/22	1,990,757
739,000	Duke Realty LP, REIT, 3.250%, 6/30/26	714,679
1,730,000	GAIF Bond Issuer Pty Ltd., 3.400%, 9/30/26(b)	1,629,504
1,275,000	Goodman Funding Pty, Ltd., REIT, 6.375%, 11/12/20(b)	1,430,907
2,446,000	HCP, Inc., REIT, 4.000%, 6/1/25	2,431,466
1,976,000	Healthcare Trust of America Holdings LP, REIT, 3.700%, 4/15/23	1,973,307
1,622,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	1,592,342
1,560,000	iStar, Inc., REIT, 4.000%, 11/1/17	1,567,800
1,872,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	1,930,202
1,331,000	Kimco Realty Corp., REIT, 3.400%, 11/1/22	1,350,670
1,565,000	Prologis LP, 3.750%, 11/1/25	1,603,612
1,483,000	Simon Property Group LP, REIT, 2.350%, 1/30/22	1,463,080
2,501,000	Spirit Realty LP, REIT, 4.450%, 9/15/26(b)	2,356,815
1,350,000	WEA Finance, LLC / Westfield UK & Europe Finance PLC, REIT, 4.750%, 9/17/44(b)	1,334,429
709,000	Weingarten Realty Investors, REIT, 3.250%, 8/15/26	668,858
471,000	Welltower, Inc., REIT, 4.950%, 1/15/21	507,956

		31,153,311

	Retailing — 1.1%
1,874,000	Dollar Tree, Inc., 5.750%, 3/1/23	1,984,229
3,455,000	ERAC USA Finance, LLC, 4.200%, 11/1/46(b)	3,157,262
1,291,000	The Home Depot, Inc., 5.875%, 12/16/36	1,631,000
2,027,000	O’Reilly Automotive, Inc., 3.550%, 3/15/26	2,013,747

		8,786,238

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Software & Services — 0.6%
$2,660,000	First Data Corp., 5.000%, 1/15/24(b)	$2,674,151
1,673,000	Microsoft Corp., 4.750%, 11/3/55	1,819,709

		4,493,860

	Technology Hardware & Equipment — 0.2%
1,718,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 6/15/24(b)	1,907,286

	Telecommunication Services — 2.1%
3,913,000	AT&T, Inc., 3.000%, 6/30/22	3,841,040
1,185,000	Crown Castle Towers, LLC, 6.113%, 1/15/20(b)	1,283,901
2,060,000	Level 3 Financing, Inc., 5.625%, 2/1/23	2,111,500
2,714,000	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.360%, 9/20/21(b)	2,719,075
1,867,000	T-Mobile USA, Inc., 6.125%, 1/15/22	1,969,685
3,984,000	Verizon Communications, Inc., 6.550%, 9/15/43	4,975,924

		16,901,125

	Transportation — 0.7%
1,619,000	Burlington Northern Santa Fe, LLC, 4.950%, 9/15/41	1,812,173
1,655,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.875%, 7/11/22(b)	1,775,999
2,100,000	Ryder System, Inc., MTN, 2.500%, 5/11/20	2,090,395

		5,678,567

	Utilities — 0.7%
2,275,000	CMS Energy Corp., 4.700%, 3/31/43	2,378,524
1,650,000	Indiana Michigan Power Co., Series K, 4.550%, 3/15/46	1,711,334
1,903,000	Progress Energy, Inc., 3.150%, 4/1/22	1,920,203

		6,010,061

	Total Corporate Bonds (Cost $302,616,667)	302,879,761

MORTGAGE-BACKED SECURITIES — 9.8%

	Fannie Mae — 5.9%
12,587	5.000%, 8/1/20, Pool #832058	12,881
52,995	6.000%, 7/1/22, Pool #944967	53,819
94,742	5.000%, 9/1/25, Pool #255892	103,189
1,170,098	4.000%, 2/1/32, Pool #MA0977	1,241,896
2,779,929	4.000%, 6/1/34, Pool #MA1922	2,950,511
2,548,525	3.500%, 11/1/34, Pool #MA2077	2,647,917
88,603	6.500%, 1/1/35, Pool #809198	100,243
2,659,008	4.000%, 3/1/35, Pool #MA2211	2,826,095
52,116	7.000%, 6/1/35, Pool #255820	58,285
168,800	6.500%, 3/1/36, Pool #866062	198,195
114,453	6.500%, 7/1/36, Pool #885493	129,488
1,124,656	5.500%, 8/1/37, Pool #995082	1,259,954
676,772	4.500%, 10/1/39, Pool #AC2645	729,947
535,046	5.000%, 6/1/40, Pool #AD4927	585,269
371,687	5.000%, 6/1/40, Pool #AD8718	406,284
1,452,890	4.500%, 12/1/40, Pool #AH1100	1,569,200
1,008,757	4.500%, 5/1/41, Pool #AI1023	1,086,734
645,539	4.500%, 11/1/41, Pool #AJ4994	697,250
1,036,352	4.500%, 12/1/41, Pool #AJ7696	1,119,196
2,066,815	3.500%, 6/1/42, Pool #AB5373	2,125,682
2,959,556	3.500%, 5/1/43, Pool #AB9368	3,034,773
1,919,970	3.500%, 5/1/43, Pool #AL3605	1,979,799

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2016 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Fannie Mae — (continued)
$3,197,016	3.500%, 8/1/43, Pool #AU0613	$3,295,646
1,577,345	4.500%, 11/1/44, Pool #MA2100	1,697,057
3,064,406	4.500%, 1/1/45, Pool #MA2158	3,297,983
5,229,749	4.000%, 3/1/45, Pool #MA2217	5,500,538
3,330,887	4.000%, 6/1/46, Pool #MA2653	3,504,951
5,681,190	4.500%, 7/1/46, Pool #AS7568	6,123,284

		48,336,066

	Freddie Mac — 3.7%
100,376	5.500%, 10/1/21, Pool #G12425	106,468
96,580	5.000%, 12/1/21, Pool #J04025	99,219
151,265	5.000%, 7/1/25, Pool #C90908	164,605
429,593	2.500%, 1/1/28, Pool #J22069	430,901
1,705,456	3.500%, 7/1/30, Pool #G18562	1,784,643
276,300	4.000%, 11/1/31, Pool #C91410	293,294
124,178	5.000%, 3/1/36, Pool #G08115	135,255
4,475,578	4.000%, 4/1/36, Pool #C91874	4,756,792
19,604	6.500%, 5/1/36, Pool #A48509	22,142
6,403,151	3.500%, 6/1/36, Pool #C91875	6,637,557
38,689	5.000%, 7/1/36, Pool #G02291	42,329
3,750,581	3.500%, 8/1/36, Pool #C91888	3,890,357
420,473	6.500%, 9/1/36, Pool #G08152	478,444
147,911	5.000%, 2/1/37, Pool #A57714	161,567
160,720	4.500%, 10/1/39, Pool #A89346	172,840
563,389	5.000%, 6/1/40, Pool #C03479	614,380
1,397,310	5.000%, 7/1/40, Pool #A93070	1,524,166
187,605	5.000%, 9/1/40, Pool #C03518	204,791
1,788,288	4.000%, 12/1/42, Pool #G07266	1,888,547
1,355,251	3.500%, 5/1/43, Pool #Q18305	1,391,507
1,183,929	4.000%, 5/1/44, Pool #V81186	1,243,864
554,121	4.000%, 7/1/44, Pool #G08595	582,125
608,047	4.000%, 9/1/44, Pool #Q28299	638,972
2,620,080	4.000%, 8/1/46, Pool #G08717	2,753,754

		30,018,519

	Ginnie Mae — 0.2%
304,419	5.000%, 2/15/40, Pool #737037	333,865
1,264,884	4.500%, 9/20/40, Pool #4801	1,363,767

		1,697,632

	Total Mortgage-Backed Securities (Cost $80,397,263)	80,052,217

MUNICIPAL BONDS — 9.0%

	Alabama — 0.4%
3,000,000	Alabama Economic Settlement Authority, Economic Imports, Taxable BP - Settlement Revenue, Series B, 4.263%, 9/15/32	3,083,340

	California — 1.9%
1,889,000	California Institute of Technology, 4.283%, 9/1/16	1,586,006
3,700,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	4,088,759
2,100,000	Sacramento County Sanitation Districts Financing Authority, Refunding Revenue, Taxable, Series B, 2.810%, 12/1/21	2,143,029
1,285,000	State of California, Build America Bonds, School Improvements G.O., 7.625%, 3/1/40	1,888,076

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	California — (continued)
$4,050,000	University Of California, Limited Project, Refunding Revenue, Taxable, Series J, 3.359%, 5/15/25	$4,052,228
1,850,000	University of California, Univ. & College Improvements, Taxable Revenue, Series AN, 3.338%, 5/15/22	1,922,557

		15,680,655

	Connecticut — 0.4%
3,000,000	State of Connecticut Special Tax Revenue, Build America Bonds, Transition Infrastructure, Series B, 4.126%, 11/1/20	3,173,130

	District of Columbia — 0.2%
1,835,000	George Washington University (The), Series 2012, 3.485%, 9/15/22	1,893,415

	Hawaii — 0.1%
750,000	State Of Hawaii, Public Improvements G.O., Taxable, Series FJ, 1.921%, 10/1/22	723,795

	Illinois — 0.4%
3,130,000	State Of Illinois, Public Improvements, Taxable Revenue, Series B, 2.620%, 6/15/26	2,939,446

	Kentucky — 0.3%
2,900,000	Lexington-Fayette Urban County Airport Board, Taxable Revenue, Series C, 2.450%, 7/1/23	2,812,304

	Nevada — 0.3%
2,795,000	Clark County School District, Refunding Revenue, Series B, 5.500%, 6/15/17	2,852,130

	New Jersey — 0.2%
1,305,000	New Jersey Economic Development Authority, School Facilities Construction, Refunding Revenue, Series 00, 1.648%, 3/1/18	1,301,372

	New York — 1.7%
6,575,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Taxable Revenue, Series B-3, 2.770%, 8/1/28	6,124,349
1,255,000	New York State Dormitory Authority, Health Department, Current Refunding Revenue Bonds, Series A, 3.000%, 7/1/17	1,267,939
2,000,000	New York State Dormitory Authority, Public Improvements, Taxable Revenue, Series D, 2.550%, 3/15/21	2,011,420
750,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.445%, 6/15/20	753,503
900,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.745%, 6/15/22	897,084
1,640,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.874%, 3/1/21	1,789,847
1,375,000	New York, NY, Refunding Revenue, Series C, 5.000%, 8/1/17	1,407,395

		14,251,537

	North Carolina — 0.5%
2,600,000	Duke University, 3.299%, 10/1/46	2,356,986

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$2,000,000	Wake Forest University Baptist Medical Center, 3.093%, 6/1/26	$1,911,668

		4,268,654

	Ohio — 0.6%
5,658,000	Premier Health Partners, Series G, 2.911%, 11/15/26	5,211,635

	Pennsylvania — 0.9%
1,005,000	Commonwealth Financing Authority, School Improvements, Taxable Revenue, Series A, 4.014%, 6/1/33	975,493
4,375,000	Lehigh University, 3.479%, 11/15/46	3,814,361
2,260,000	Philadelphia Authority for Industrial Development, Refunding Revenue, Taxable, 3.664%, 4/15/22	2,262,260

		7,052,114

	Tennessee — 0.4%
3,450,000	Metropolitan Government Nashville & Davidson County Health & Educational, Vanderbilt University & College Improvements, Taxable, Refunding Revenue, 2.790%, 10/1/28	3,258,870

	Texas — 0.7%
4,100,000	New Hope Cultural Education Facilities Finance Corp., Texas A&M University Cain Hall Red & College Improvements, Taxable Revenue, 1.806%, 4/1/21	3,999,673
1,500,000	Texas Transportation Commission State Highway, Highway Improvements, Series A, 4.000%, 10/1/17	1,534,155

		5,533,828

	Total Municipal Bonds (Cost $75,791,636)	74,036,225

U.S. TREASURY BONDS — 3.4%

21,769,100	3.125%, 2/15/43	22,057,366
5,748,568	0.750%, 2/15/45(c)	5,409,063

	Total U.S. Treasury Bonds (Cost $28,628,315)	27,466,429

U.S. TREASURY NOTES — 2.0%

12,235,546	0.375%, 7/15/25(c)	12,169,082
4,200,000	1.500%, 8/15/26	3,862,853

	Total U.S. Treasury Notes (Cost $15,977,344)	16,031,935

Shares		Fair Value
PREFERRED STOCKS — 0.4%

	Banks — 0.2%
65,135	US Bancorp, Series F, 6.500%	$1,842,669

	Real Estate — 0.2%
48,706	Chesapeake Lodging Trust, Series A, 7.750%	1,239,081

	Total Preferred Stocks (Cost $2,956,350)	3,081,750

MONEY MARKET FUND — 1.6%

13,258,260	Federated Treasury Obligations Fund, Institutional Shares, 0.360%(d)	13,258,260

	Total Money Market Fund (Cost $13,258,260)	13,258,260

Total Investments — 99.0% (Cost $815,687,489)		809,611,613
Net Other Assets (Liabilities) — 1.0%		7,979,240

NET ASSETS — 100.0%		$817,590,853

(a)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2016. The maturity date reflected is the final maturity date.
(b)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c)	Inflation protection security. Principal amount periodically adjusted for inflation.
(d)	Represents the current yield as of report date.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Corporate Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — 97.1%

	Automobiles & Components — 2.0%
$78,000	General Motors Financial Co., Inc., 3.200%, 7/13/20	$78,235
250,000	Hyundai Capital America, 2.000%, 3/19/18(a)	249,955
255,000	Lear Corp., 5.375%, 3/15/24	266,794

		594,984

	Banks — 16.5%
200,000	Associated Banc- Corp, 2.750%, 11/15/19	200,514
750,000	Bank of America Corp., GMTN, 3.300%, 1/11/23	752,505
375,000	Bank of America Corp., Series K, 8.000%, 7/29/49(b)	385,313
233,000	Bank of Nova Scotia (The), BKNT, 2.450%, 3/22/21	232,044
335,000	CIT Group, Inc., 4.250%, 8/15/17	339,606
235,000	Citigroup, Inc., 2.650%, 10/26/20	235,165
400,000	Citigroup, Inc., 4.400%, 6/10/25	409,220
475,000	JPMorgan Chase & Co., 3.875%, 9/10/24	480,622
370,000	JPMorgan Chase & Co., Series 1, 7.900%, 12/29/49(b)	383,135
225,000	KeyCorp, MTN, 5.100%, 3/24/21	246,045
357,000	Morgan Stanley, GMTN, 6.625%, 4/1/18	377,537
255,000	National City Corp., 6.875%, 5/15/19	280,675
145,000	Prudential Financial, Inc., 8.875%, 6/15/38(b)	156,600
307,000	Toronto-Dominion Bank (The), 3.625%, 9/15/31(b)	299,887
150,000	US Bancorp, MTN, 2.950%, 7/15/22	150,889

		4,929,757

	Capital Goods — 5.1%
327,000	General Electric Co., Series D, 5.000%, 12/29/49(b)	339,328
219,000	L3 Technologies, Inc., 3.850%, 12/15/26	217,689
210,000	Masco Corp., 4.375%, 4/1/26	212,100
115,000	Roper Technologies, Inc., 2.800%, 12/15/21	114,945
300,000	SBA Tower Trust, 2.898%, 10/15/19(a)	302,277
345,000	Textron, Inc., 3.650%, 3/1/21	354,407

		1,540,746

	Commercial & Professional Services — 1.7%
147,000	United Rentals North America, Inc., 5.750%, 11/15/24	154,350
195,000	Verisk Analytics, Inc., 5.800%, 5/1/21	216,976
135,000	Waste Management, Inc., 4.600%, 3/1/21	145,621

		516,947

	Consumer Durables & Apparel — 0.8%
230,000	Mohawk Industries, Inc., 3.850%, 2/1/23	235,016

	Diversified Financials — 12.5%
249,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.250%, 7/1/20	255,847
360,000	Ally Financial, Inc., 3.600%, 5/21/18	362,700
190,000	Ares Finance Co., LLC, 4.000%, 10/8/24(a)	175,769
350,000	Athene Global Funding, 2.875%, 10/23/18(a)	349,869
210,000	Blackstone Holdings Finance Co., LLC, 6.625%, 8/15/19(a)	233,234
385,000	Capital One Financial Corp., 3.200%, 2/5/25	373,155
224,000	Carlyle Holdings Finance, LLC, 3.875%, 2/1/23(a)	226,034
270,000	Goldman Sachs Group, Inc. (The), 2.042%, 4/23/20(b)	272,580

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Diversified Financials — (continued)
$315,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/23	$321,745
378,000	Goldman Sachs Group, Inc. (The), 4.250%, 10/21/25	383,988
200,000	KKR Group Finance Co., LLC, 6.375%, 9/29/20(a)	225,244
210,000	Nationwide Financial Services, Inc., 5.375%, 3/25/21(a)	229,371
336,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	337,976

		3,747,512

	Energy — 12.1%
210,000	Buckeye Partners LP, 2.650%, 11/15/18	211,381
250,000	Columbia Pipeline Group, Inc., 3.300%, 6/1/20	254,673
12,000	Continental Resources, Inc., 5.000%, 9/15/22	12,113
161,000	Continental Resources, Inc., 4.500%, 4/15/23	157,780
189,000	Diamondback Energy, Inc., 4.750%, 11/1/24(a)	185,220
180,000	Energy Transfer Partners LP, 4.750%, 1/15/26	186,091
225,000	Hess Corp., 4.300%, 4/1/27	223,970
147,000	HollyFrontier Corp., 5.875%, 4/1/26	150,221
135,000	Magellan Midstream Partners LP, 6.550%, 7/15/19	149,400
73,000	Newfield Exploration Co., 5.750%, 1/30/22	76,924
94,000	Noble Holding International, Ltd., 2.500%, 3/15/17	93,647
303,000	NuStar Logistics LP, 4.750%, 2/1/22	299,970
350,000	Pioneer Natural Resources Co., 6.650%, 3/15/17	353,570
235,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	242,703
200,000	Schlumberger Holdings Corp., 3.000%, 12/21/20(a)	204,231
305,000	Spectra Energy Capital, LLC, 8.000%, 10/1/19	346,905
243,000	Western Gas Partners LP, 4.000%, 7/1/22	246,965
230,000	Williams Partners LP, 3.900%, 1/15/25	225,574

		3,621,338

	Food, Beverage & Tobacco — 1.4%
225,000	Anheuser-Busch InBev Finance, Inc., 3.300%, 2/1/23	228,990
175,000	Cott Beverages, Inc., 6.750%, 1/1/20	181,344

		410,334

	Health Care Equipment & Services — 0.6%
190,000	Boston Scientific Corp., 3.375%, 5/15/22	193,121

	Household & Personal Products — 0.5%
138,000	Spectrum Brands, Inc., 5.750%, 7/15/25	143,175

	Insurance — 12.5%
255,000	Alleghany Corp., 4.950%, 6/27/22	276,433
115,000	American Financial Group, Inc., 3.500%, 8/15/26	110,146
260,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	267,607
280,000	CBRE Services, Inc., 5.250%, 3/15/25	288,725
303,000	Horace Mann Educators Corp., 4.500%, 12/1/25	302,245
245,000	Liberty Mutual Group, Inc., 4.250%, 6/15/23(a)	256,509
475,000	Morgan Stanley, GMTN, 3.700%, 10/23/24	480,658
255,000	Old Republic International Corp., 4.875%, 10/1/24	265,686
200,000	Pacific LifeCorp, 6.000%, 2/10/20(a)	216,099

Continued

Sterling Capital Corporate Fund

Schedule of Portfolio Investments — (continued)

December 31, 2016 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Insurance — (continued)
$325,000	Reliance Standard Life Global Funding II, 2.150%, 10/15/18(a)	$326,615
165,000	Royal Bank of Scotland Group PLC, 4.700%, 7/3/18	168,021
270,000	Symetra Financial Corp., 4.250%, 7/15/24	266,794
224,000	TIAA Asset Management Finance Co., LLC, 2.950%, 11/1/19(a)	227,866
295,000	XLIT, Ltd., 4.450%, 3/31/25	292,513

		3,745,917

	Materials — 1.5%
206,000	Teck Resources, Ltd., 8.000%, 6/1/21(a)	226,600
250,000	West Fraser Timber Co., Ltd., 4.350%, 10/15/24(a)	232,479

		459,079

	Media — 5.7%
164,000	Cablevision Systems Corp., 5.875%, 9/15/22	159,900
350,000	Charter Communications Operating, LLC / Charter Communications Operating Capital, 4.464%, 7/23/22	365,761
225,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	304,538
240,000	ERAC USA Finance, LLC, 2.800%, 11/1/18(a)	243,009
150,000	Interpublic Group of Cos., Inc. (The), 3.750%, 2/15/23	151,189
265,000	Omnicom Group, Inc., 3.650%, 11/1/24	266,538
204,000	TimeWarner, Inc., 3.800%, 2/15/27	202,841

		1,693,776

	Pharmaceuticals, Biotechnology & Life Sciences — 1.7%
295,000	Quintiles IMS Inc., 4.875%, 5/15/23(a)	299,425
225,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/23	212,983

		512,408

	Real Estate — 11.9%
192,000	Alexandria Real Estate Equities, Inc., REIT, 4.600%, 4/1/22	203,123
300,000	American Tower Corp., REIT, 5.050%, 9/1/20	321,935
141,000	Brixmor Operating Partnership LP, REIT, 4.125%, 6/15/26	140,573
297,000	CubeSmart LP, REIT, 4.800%, 7/15/22	319,770
218,000	GAIF Bond Issuer Pty Ltd., 3.400%, 9/30/26(a)	205,336
300,000	Goodman Funding Pty, Ltd., REIT, 6.375%, 11/12/20(a)	336,684
200,000	HCP, Inc., REIT, 4.000%, 6/1/25	198,812
230,000	Healthcare Trust of America Holdings LP, REIT, 3.375%, 7/15/21	231,632
233,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	228,740
240,000	iStar, Inc., REIT, 4.000%, 11/1/17	241,200
233,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	240,244
208,000	Kimco Realty Corp. REIT, 3.400%, 11/1/22	211,074
193,000	Prologis LP, 3.750%, 11/1/25	197,762
261,000	Spirit Realty LP, REIT, 4.450%, 9/15/26(a)	245,953
145,000	Vornado Realty L.P., REIT, 2.500%, 6/30/19	145,514
106,000	Weingarten Realty Investors, REIT, 3.250%, 8/15/26	99,998

		3,568,350

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Retailing — 1.3%
$155,000	Dollar Tree, Inc., 5.750%, 3/1/23	$164,117
220,000	O’Reilly Automotive, Inc., 3.550%, 3/15/26	218,562

		382,679

	Software & Services — 0.8%
227,000	First Data Corp., 5.000%, 1/15/24(a)	228,208

	Technology Hardware & Equipment — 0.6%
155,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 6/15/24(a)	172,078

	Telecommunication Services — 4.7%
235,000	AT&T, Inc., 3.000%, 6/30/22	230,678
300,000	Crown Castle Towers, LLC, 6.113%, 1/15/20(a)	325,038
175,000	Level 3 Financing, Inc., 5.625%, 2/1/23	179,375
205,000	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.360%, 9/20/21(a)	205,383

145,000	T-Mobile USA, Inc., 6.125%, 1/15/22	152,975
277,000	Verizon Communications, Inc., 5.150%, 9/15/23	306,291

		1,399,740

	Transportation — 0.9%
250,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.875%, 7/11/22(a)	268,278

	Utilities — 2.3%
213,000	CMS Energy Corp., 8.750%, 6/15/19	245,953
200,000	Dominion Resources, Inc., 5.200%, 8/15/19	215,001
235,000	Southern Co. (The), 2.750%, 6/15/20	237,014

		697,968

	Total Corporate Bonds (Cost $28,891,105)	29,061,411

Shares
PREFERRED STOCKS — 0.3%

	Real Estate — 0.3%
3,825	Chesapeake Lodging Trust, Series A, 7.750%	97,308

	Total Preferred Stocks (Cost $97,650)	97,308

MONEY MARKET FUND — 1.9%

565,113	Federated Treasury Obligations Fund, Institutional Shares, 0.360%(c)	565,113

	Total Money Market Fund (Cost $565,113)	565,113

Total Investments — 99.3% (Cost $29,553,868)		29,723,832
Net Other Assets (Liabilities) — 0.7%		204,559

NET ASSETS — 100.0%		$29,928,391

Continued

Sterling Capital Corporate Fund

Schedule of Portfolio Investments — (continued)

December 31, 2016 (Unaudited)

(a)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2016. The maturity date reflected is the final maturity date.
(c)	Represents the current yield as of report date.

BKNT — Bank Note

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Securitized Opportunities Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 23.8%

$565,000	Aegis Asset Backed Securities Trust, Series 2005-5, Class 1A4, 1.106%, 12/25/35(a)	$512,257
400,000	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class B, 2.080%, 9/8/20	401,270
300,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.580%, 9/8/20	303,606
400,000	Americredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/8/21	396,166
244,857	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 1.096%, 11/25/35(a)	239,253
300,000	Bear Stearns Asset Backed Securities I Trust, Series 2004-BO1, Class M5, 2.156%, 10/25/34(a)	304,294
172,630	Bear Stearns Asset Backed Securities I Trust 2004-HE11, Series 2004-HE11, Class M2, 2.331%, 12/25/34(a)	169,414
350,000	Capital Auto Receivables Asset Trust, Series 2015-3, Class B, 2.430%, 9/21/20	351,834
500,000	Capital Auto Receivables Asset Trust, Series 2015-4, Class B, 2.390%, 11/20/20	501,888
450,000	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 6/15/39	592,047
265,005	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.398%, 6/25/37	272,681
640,000	Encore Credit Receivables Trust, Series 2005-4, Class M2, 1.196%, 1/25/36(a)	627,367
15,000	Ford Credit Auto Owner Trust, Series 2014-B, Class C, 1.950%, 2/15/20	15,079
500,000	GSAMP Trust, Series 2006-SEA1, Class M1, 1.256%, 5/25/36(a)(b)	478,820
460,000	Home Equity Asset Trust, Series 2005-7, Class M1, 1.206%, 1/25/36(a)	443,587
200,000	Home Equity Asset Trust, Series 2005-8, Class M1, 1.186%, 2/25/36(a)	195,669
500,000	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M2, 1.226%, 6/25/35(a)	477,042
276,421	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 0.956%, 1/25/36(a)	273,262
358,332	Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M2, 1.461%, 8/25/35(a)	350,207
500,000	New Century Home Equity Loan Trust, Series 2005-4, Class M2, 1.266%, 9/25/35(a)	473,904
450,000	Park Place Securities, Inc., Series 2005-WHQ2, Class M2, 1.446%, 5/25/35(a)	431,833
400,000	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WCW3, Class M1, 1.236%, 8/25/35(a)	378,691
320,000	RAMP Trust, Series 2005-RZ4, Class M2, 1.256%, 11/25/35(a)	304,858
525,000	Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.970%, 3/15/21	530,042
221,111	Saxon Asset Securities Trust, Series 2004-3, Class M1, 1.656%, 12/26/34(a)	203,188
305,789	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 1.076%, 10/25/35(a)	302,933
227,951	United States Small Business Administration, Series 2010-20D, Class 1, 4.360%, 4/1/30	243,193

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)

$476,585	United States Small Business Administration, Series 2015-20G, Class 1, 2.880%, 7/1/35	$479,337

	Total Asset Backed Securities (Cost $10,046,225)	10,253,722

COLLATERALIZED MORTGAGE OBLIGATIONS — 17.3%

152,347	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	159,723
411,637	Banc of America Funding Trust, Series 2005-B, Class 3A1, 0.969%, 4/20/35(a)	390,271
95,347	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	96,458
113,028	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A4, 5.500%, 2/25/35	114,961
108,149	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	111,281
170,623	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	182,335
112,425	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	111,818
27,235	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-2, Class 4A1, 5.250%, 2/25/20	27,165
214,812	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	231,327
3,303	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	3,327
13,722	Fannie Mae, Series 2003-19, Class AR, 5.500%, 3/25/33	15,348
180,000	Fannie Mae, Series 2011-131, Class PB, 4.500%, 12/25/41	197,986
443,000	Fannie Mae, Series 2013-2, Class LB, 3.000%, 2/25/43	415,187
451,000	Fannie Mae, Series 2013-30, Class PY, 3.000%, 4/25/43	443,527
195,900	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/25/44(a)(b)	197,477
125,000	Freddie Mac, Series 3558, Class G, 4.000%, 8/15/24	132,322
33,732	Freddie Mac, Series 4079, Class WV, 3.500%, 3/15/27	34,819
327,564	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	336,012
700,532	Freddie Mac, Series 2525, Class AM, 4.500%, 4/15/32	755,190
219,171	Freddie Mac, Series 2485, Class WG, 6.000%, 8/15/32	242,024
122,578	Freddie Mac, Series 2702, Class CE, 4.500%, 11/15/33	131,656
167,629	Freddie Mac, Series 3440, Class EM, 5.000%, 4/15/38	183,018
466,299	Freddie Mac, Series 3816, Class HM, 4.500%, 5/15/40	493,148
135,587	Freddie Mac, Series 3803, Class PJ, 4.250%, 1/15/41	143,401
120,843	Ginnie Mae, Series 2010-85, Class DQ, 3.000%, 12/20/39	121,672

Continued

Sterling Capital Securitized Opportunities Fund

Schedule of Portfolio Investments — (continued)

December 31, 2016 (Unaudited)

Principal Amount		Fair Value

COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

$575,000	Ginnie Mae, Series 2012-16, Class GC, 3.500%, 12/20/39	$599,682
272,263	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	276,635
69,439	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	68,680
64,724	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	64,673
75,257	PHHMC Trust, Series 2007-6, Class A1, 5.633%, 12/18/37(a)	77,272
111,751	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	116,671
84,750	RBSGC Mortgage Loan Trust, Series 2007-B, Class 3A1, 5.529%, 7/25/35(a)	87,062
190,444	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	191,212
417,913	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 3.238%, 6/25/34(a)	415,144
69,029	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 5/25/35	69,767
22,050	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A1, 5.000%, 5/25/35	22,122
14,663	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A2, 5.000%, 5/25/35	14,755
25,340	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	25,866
154,431	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	155,435

	Total Collateralized Mortgage Obligations (Cost $7,406,525)	7,456,429

COMMERCIAL MORTGAGE-BACKED SECURITIES — 20.6%

148,404	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/51	150,959
29,020	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	29,042
446,913	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(b)	445,089
500,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.526%, 11/10/49(a)	514,076
300,000	Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class AS, 4.544%, 11/10/46	321,207
180,000	COMM Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/10/47	186,081
100,000	Commercial Mortgage Loan Trust, Series 2008-LS1, Class ASM, 6.095%, 12/10/49(a)	101,885
500,000	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 8/15/48	521,472
200,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class C, 5.685%, 11/10/46(a)(b)	220,721
175,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	186,325
300,000	GS Mortgage Securities Trust, Series 2012-GCJ7, Class AS, 4.085%, 5/10/45	315,785
370,000	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931%, 9/10/47	390,532

Principal Amount		Fair Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$500,000	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442%, 11/10/49	$508,940
70,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class B, 5.951%, 6/15/43(b)	70,022
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(a)(b)	537,868
23,184	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/49	23,190
185,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.159%, 9/15/45(a)	191,003
87,000	Merrill Lynch Mortgage Trust, Series 2008-C1, Class AM, 6.263%, 2/12/51(a)	90,389
368,830	ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 6.852%, 8/12/49(a)	373,308
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	104,962
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.720%, 12/15/49	512,215
153,000	Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A5, 5.696%, 4/15/49(a)	153,798
760,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class B, 5.276%, 11/15/43(a)(b)	821,805
300,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	313,330
500,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794%, 12/15/49	517,762
400,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(a)(b)	432,292
100,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class C, 5.392%, 2/15/44(a)(b)	106,958
529,000	WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752%, 9/15/57	551,697
164,000	WF-RBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	172,880

	Total Commercial Mortgage-Backed Securities (Cost $8,996,258)	8,865,593

CORPORATE BONDS — 0.8%

	Telecommunication Services — 0.8%
345,000	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.360%, 9/20/21(b)	345,645

	Total Corporate Bonds (Cost $344,994)	345,645

MORTGAGE-BACKED SECURITIES — 33.2%

	Fannie Mae — 19.6%
299,185	4.000%, 6/1/34, Pool #MA1922	317,544
196,139	4.000%, 9/1/34, Pool #MA2019	208,190
400,573	4.000%, 3/1/35, Pool #MA2211	425,744
620,453	3.500%, 5/1/35, Pool #MA2260	644,802
163,201	5.000%, 4/1/36, Pool #AB0111	178,402
210,613	5.500%, 6/1/38, Pool #984277	235,709
130,757	5.500%, 8/1/38, Pool #995072	146,788

Continued

Sterling Capital Securitized Opportunities Fund

Schedule of Portfolio Investments — (continued)

December 31, 2016 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Fannie Mae — (continued)
$157,229	4.500%, 9/1/39, Pool #AC1830	$169,575
112,802	5.000%, 12/1/39, Pool #AC8518	122,989
166,060	4.500%, 10/1/40, Pool #AE4855	178,999
185,718	5.000%, 1/1/41, Pool #AH3373	203,313
233,779	3.500%, 2/1/41, Pool #AH5646	241,113
450,855	4.000%, 3/1/41, Pool #AH4008	475,948
115,727	4.500%, 6/1/41, Pool #AC9298	124,994
298,538	5.000%, 7/1/41, Pool #AI5595	327,777
365,087	4.000%, 9/1/41, Pool #AJ1717	385,704
346,478	3.500%, 6/1/42, Pool #AB5373	356,346
583,409	3.500%, 6/1/43, Pool #AT3868	601,394
307,564	4.000%, 4/1/44, Pool #AW2882	323,573
161,594	4.500%, 10/1/44, Pool #MA2066	173,850
562,162	4.000%, 12/1/44, Pool #MA2127	591,239
506,767	4.500%, 1/1/45, Pool #MA2158	545,395
496,124	3.500%, 3/1/45, Pool #AS4552	510,072
437,015	4.500%, 7/1/46, Pool #AS7568	471,022
462,835	4.000%, 11/1/46, Pool #MA2808	487,066

		8,447,548

	Freddie Mac — 13.5%
473,509	3.500%, 1/1/31, Pool #G18583	495,371
612,493	3.500%, 5/1/32, Pool #C91458	635,674
492,718	3.500%, 7/1/32, Pool #C91467	510,973
188,106	4.000%, 11/1/32, Pool #G30616	199,799
368,346	3.500%, 6/1/36, Pool #C91875	381,831
87,088	5.500%, 10/1/39, Pool #A89387	96,596
152,742	5.000%, 4/1/40, Pool #A91812	168,183
298,849	5.500%, 4/1/40, Pool #C03467	333,222
135,351	5.000%, 8/1/40, Pool #C03491	147,675
229,648	4.000%, 11/1/40, Pool #A94742	242,762
252,314	4.000%, 12/1/40, Pool #A95447	266,909
496,963	4.000%, 1/1/41, Pool #A96312	524,642
176,986	3.500%, 3/1/42, Pool #G08479	182,295
421,069	3.500%, 4/1/42, Pool #C03858	433,681
552,945	3.500%, 8/1/42, Pool #Q10324	569,437
620,270	4.000%, 4/1/46, Pool #Q40048	651,953

		5,841,003

	Ginnie Mae — 0.1%
28,618	4.000%, 12/20/40, Pool #755678	30,732

	Total Mortgage-Backed Securities (Cost $14,319,889)	14,319,283

Principal Amount		Fair Value
U.S. TREASURY BONDS — 1.2%

$525,000	2.875%, 11/15/46	$506,871

	Total U.S. Treasury Bonds (Cost $509,576)	506,871

U.S. TREASURY NOTES — 2.1%
520,000	1.750%, 11/30/21	516,120
407,736	0.375%, 7/15/25(c)	405,521

	Total U.S. Treasury Notes (Cost $911,794)	921,641

Shares
MONEY MARKET FUND — 2.6%

1,099,488	Federated Treasury Obligations Fund, Institutional Shares, 0.360%(d)	1,099,488

	Total Money Market Fund (Cost $1,099,488)	1,099,488

Total Investments — 101.6% (Cost $43,634,749)		43,768,672
Net Other Assets (Liabilities) — (1.6)%		(675,077)

NET ASSETS — 100.0%		$43,093,595

(a)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2016. The maturity date reflected is the final maturity date.
(b)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c)	Inflation protection security. Principal amount periodically adjusted for inflation.
(d)	Represents the current yield as of report date.

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 93.0%

	Kentucky — 93.0%
$440,000	Commonwealth of Kentucky, Certificate of Participation, Public Improvements, 5.000%, 6/15/25	$514,782
300,000	Commonwealth of Kentucky, Certificate of Participation, Public Improvements, Callable 6/15/25 @ 100, 5.000%, 6/15/34	334,557
400,000	Eastern Kentucky University, Refunding Revenue, Series A, (State Intercept), 5.000%, 4/1/24	464,864
500,000	Fayette County, KY, School District Finance Corp., Lease Payable from Local Revenues, Series A, 5.000%, 10/1/21	564,390
300,000	Frankfort, KY, Sewer System Revenue, Sys Sewer Improvements, Revenue Bonds (AGM), 3.700%, 12/1/17	307,011
300,000	Jefferson County School District Finance Corp. School Imps. Revenue Bonds (State Intercept), Series C, Callable 12/1/25 @ 100, 4.000%, 12/1/28	322,467
250,000	Jefferson County, KY, School District Finance Corp., School Improvements Revenue, Series A, Callable 4/1/25 @ 100, 5.000%, 4/1/27	291,623
510,000	Kentucky Asset/Liability Commission, Project Notes, Federal Highway Trust Transit Improvements Revenue, First Series, Callable 9/1/23 @ 100, 5.250%, 9/1/25	589,764
400,000	Kentucky Association Of Counties Finance Corp., Public Improvements Revenue, First Series B, 4.000%, 2/1/25	435,792
400,000	Kentucky Economic Development Finance Authority, Baptist Healthcare System, Improvements Refunding Revenue, Series A, Callable 8/15/18 @ 100, OID, 4.750%, 8/15/19	417,120
500,000	Kentucky Rural Water Finance Corp., Flexible Term Program, Refunding & Improvements Revenue, Series B, Callable 2/1/20 @ 100, 4.000%, 2/1/21	529,385
410,000	Kentucky State Property & Buildings Commission, Project No. 76, Refunding Revenue, (AMBAC), 5.500%, 8/1/21	467,068
460,000	Kentucky State Property & Buildings Commission, Project No. 83, Refunding Revenue, (AMBAC), 5.000%, 10/1/19	498,695
400,000	Kentucky Turnpike Authority, Revitalization Projects, Refunding Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/25	434,676
400,000	Kentucky Turnpike Authority, Revitalization Projects, Revenue, Series A, 4.000%, 7/1/21	433,388
300,000	Laurel County, KY, School District Finance Corp., Refunding Revenue, Callable 3/1/25 @ 100 (State Intercept), 4.000%, 6/1/25	328,281
250,000	Lexington Fayette Urban County Government Public Facilities Corp., Court Facilities Project, Current Refunding Revenue Bonds, Callable 10/1/26 @ 100, 5.000%, 10/1/27	295,068
525,000	Lexington-Fayette Urban County, KY, Airport Board, Refunding Revenue, Series A, 5.000%, 7/1/19	567,945

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Kentucky — (continued)
$250,000	Louisville & Jefferson County, KY, Metropolitan Government, Refunding G.O., Series F, Callable 11/1/24 @ 100, 4.000%, 11/1/26	$276,245
500,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 11/15/21 @ 100, 5.000%, 5/15/30	558,030
410,000	Louisville & Jefferson County, Metropolitan Government, Catholic Health Initiatives, Prerefunded Revenue, Callable 6/1/22 @ 100, 5.000%, 12/1/35	473,976
125,000	Louisville & Jefferson County, Metropolitan Government, Catholic Health Initiatives, Unrefunded Revenue, Callable 6/1/22 @ 100, 5.000%, 12/1/35	133,036
325,000	Louisville & Jefferson County, Metropolitan Government, Center City Project, Refunding Notes, G.O., Callable 12/1/25 @ 100, 5.000%, 12/1/28	386,324
200,000	LouisvilleWater Co., Series A, Refunding Revenue Bonds, 5.000%, 11/15/18	214,038
250,000	Owensboro, KY, Public Improvements G.O., Series A, 4.000%, 5/1/22	269,533
400,000	Pulaski County, KY, Public Properties Corp., Administration Office of the Court Judicial Facility, Public Improvement Revenue, Callable 12/1/18 @ 100, OID, 5.500%, 12/1/24	432,072
270,000	Pulaski County, KY, Public Properties Corp., Administration Office of the Court Judicial Facility, Public Improvement Revenue, Callable 12/1/18 @ 100, OID, 5.625%, 12/1/25	292,286
200,000	Russell, KY, Bon Secours Health System, Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/26	225,058
300,000	University of Kentucky, Refunding Revenue, Series D (State Intercept), 5.250%, 10/1/20	338,550

	Total Municipal Bonds (Cost $11,073,178)	11,396,024

Shares
MONEY MARKET FUND — 6.2%
760,409	Federated Treasury Obligations Fund, Institutional Shares, 0.360%(a)	760,409

	Total Money Market Fund (Cost $760,409)	760,409

Total Investments — 99.2% (Cost $11,833,587)		12,156,433
Net Other Assets (Liabilities) — 0.8%		100,453

NET ASSETS — 100.0%		$12,256,886

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 98.5%

	Maryland — 98.5%
$1,000,000	Anne Arundel County, MD, ConsolidatedWater & Sewer Utility Improvements G.O., 5.000%, 4/1/22	$1,158,740
810,000	Anne Arundel County, MD, Economic Development, Anne Arundel Community College Project, Refunding Revenue, 4.000%, 9/1/20	864,934
910,000	Cecil County, MD, Consolidated Public School Improvements, Refunding G.O., 4.000%, 2/1/24	1,017,699
500,000	Charles County, MD, Consolidated Public School Improvements G.O., 5.000%, 7/15/22	583,215
890,000	Charles County, MD, Consolidated Public School Improvements G.O., Callable 7/15/23 @ 100, 5.000%, 7/15/25	1,037,073
1,000,000	Howard County, MD, Consolidated Public Improvements, Series A, Refunding G.O., 5.000%, 2/15/20	1,106,450
300,000	Howard County, MD, Housing Commission, Columbia Commons Apartments, Local Multifamily Housing Revenue, Series A, 3.000%, 6/1/21	308,814
275,000	Howard County, MD, Housing Commission, General Capital Improvement Program, Local Multifamily Housing Revenue, 4.000%, 6/1/22	294,833
125,000	Howard County, MD, Miscellaneous Purpose Certificate of Participation, Series A, 8.050%, 2/15/21	155,739
135,000	Howard County, MD, Public Improvements Certificate of Participation, Series B, 8.250%, 2/15/20	161,923
690,000	Maryland Community Development Administration, Residential Single Family Housing Revenue, Series A, Callable 9/1/18 @ 100, 4.750%, 9/1/29	705,373
250,000	Maryland Economic Development Corp., Electricity Lights & Power Improvements, Refunding Revenue, Callable 3/1/19 @ 100, 6.200%, 9/1/22	274,045
90,000	Maryland Economic Development Corp., LutheranWorld Relief Refugee, Refunding Revenue, Callable 4/1/17 @ 100, (Lutheran Center Corp.), 5.250%, 4/1/19	90,838
1,175,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, 5.000%, 6/1/20	1,304,085
420,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, Callable 6/1/21 @ 100, 5.000%, 6/1/26	467,922
1,000,000	Maryland Health & Higher Educational Facilities Authority, Calvert Health System, Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 07/01/23 @ 100, OID, 5.000%, 7/1/38	1,076,920
1,090,000	Maryland Health & Higher Educational Facilities Authority, Carroll Hospital, Refunding Revenue, Series A, 5.000%, 7/1/19	1,181,407

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Maryland — (continued)
$ 900,000	Maryland Health & Higher Educational Facilities Authority, College of Notre Dame, Refunding Revenue, 4.000%, 10/1/19	$942,768
1,000,000	Maryland Health & Higher Educational Facilities Authority, Frederick Memorial Hospital, Refunding Revenue, Series A, 5.000%, 7/1/22	1,123,150
500,000	Maryland Health & Higher Educational Facilities Authority, Greater Baltimore Medical Center, Refunding Revenue, Series A, Callable 7/1/22 @ 100, 5.000%, 7/1/26	562,800
1,000,000	Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/25	1,130,820
530,000	Maryland Health & Higher Educational Facilities Authority, Maryland Institute College of Art, Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	591,189
1,000,000	Maryland Health & Higher Educational Facilities Authority, MedStar Health Inc., Health, Hospital, Nursing Home Improvements Revenue, Series B, Callable 8/15/23 @ 100, 5.000%, 8/15/38	1,087,360
400,000	Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center Issue, Refunding Revenue, 5.000%, 7/1/22	453,208
400,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Refunding Revenue, 5.000%, 7/1/19	432,516
1,160,000	Maryland Stadium Authority, Refunding Revenue, 5.000%, 6/15/23	1,349,173
1,000,000	Maryland State Transportation Authority, Transportation Facilities Project, Highway Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/22	1,084,640
500,000	Montgomery County, MD, Department Liquor Control Public Improvements Revenue, Series A, Callable 4/1/21 @ 100, OID, 4.500%, 4/1/26	546,650
1,025,000	Montgomery County, MD, Revenue Authority, Refunding Revenue, 5.000%, 5/1/22	1,166,901
750,000	Montgomery County, MD, Water Quality Public Improvements Revenue, Series A, Callable 4/1/20 @ 100, 5.000%, 4/1/30	820,373
890,000	Montgomery County, MD, West Germantown Development District, Refunding, Special Tax, 4.000%, 7/1/23	964,680
1,000,000	Prince George’s County, MD, Consolidated Public School Improvements, G.O., Series A, Callable 9/01/24 @ 100, 4.000%, 9/1/25	1,123,110
1,000,000	State of Maryland, Refunding G.O., Series B, 4.000%, 8/1/23	1,122,450
1,140,000	Washington County, MD, Refunding G.O., 4.000%, 1/1/21	1,240,582

Continued

Sterling Capital Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Maryland — (continued)
$700,000	Washington Suburban Sanitary Commission, Consolidated PublicWater Utility Improvements, G.O., 4.000%, 6/1/24	$789,004

		28,321,384

	Total Municipal Bonds (Cost $27,659,324)	28,321,384

Shares		Fair Value
MONEY MARKET FUND — 0.1%

23,894	Federated Treasury Obligations Fund, Institutional Shares, 0.360%(a)	$23,894

	Total Money Market Fund (Cost $23,894)	23,894

Total Investments — 98.6% (Cost $27,683,218)		28,345,278
Net Other Assets (Liabilities) — 1.4%		414,610

NET ASSETS — 100.0%		$28,759,888

(a)	Represents the current yield as of report date.

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 96.8%

	North Carolina — 96.8%
$2,335,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @100, 5.000%, 10/1/24	$2,616,671
2,405,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @100, 4.750%, 10/1/27	2,669,333
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/24	1,136,730
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,126,860
1,000,000	Broad RiverWater Authority, Water System Refunding Revenue, 5.000%, 6/1/24	1,163,910
1,025,000	Buncombe County Metropolitan Sewerage District, Sewer Improvements Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/39	1,151,557
1,985,000	Buncombe County, NC, Public Improvements Revenue, Series A, 4.000%, 6/1/17	2,010,825
2,000,000	Buncombe County, NC, Refunding Revenue, Limited Obligations, Series A, 5.000%, 6/1/20	2,219,720
1,000,000	Cabarrus County, NC Installment Fing Contract Public Imps. Revenue Bonds, Callable 4/1/26 @ 100, 5.000%, 4/1/28	1,191,900
1,000,000	Cabarrus County, NC, Installment Financing Contract, Correctional Facility Improvements Certificate of Participation, Series C, Callable 6/1/18 @ 100, OID, 5.000%, 6/1/23	1,054,140
1,685,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/20	1,808,544
1,730,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/23	1,856,843
1,010,000	Cape Fear Public Utility Authority, Advance Refunding Revenue Bonds, 5.000%, 8/1/25	1,218,161
1,240,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, 5.000%, 8/1/21	1,414,952
1,475,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/26	1,663,933
1,535,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/28	1,722,331
1,160,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/26	1,229,565
1,030,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/31	1,091,769
1,000,000	Catawba County, NC, School Improvements Refunding Revenue, 4.000%, 10/1/19	1,062,680
1,000,000	Catawba County, NC, School Improvements Refunding Revenue, 4.000%, 10/1/20	1,076,250

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,000,000	Charlotte, NC, Charlotte Douglas International Airport Refunding Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/31	$1,138,520
1,000,000	Charlotte, NC, Port, Airport & Marina Improvements Revenue, Series A, Callable 7/1/20 @100, 5.000%, 7/1/27	1,102,070
1,000,000	Charlotte, NC, Water & Sewer System, Refunding Revenue, Series B, Callable 7/1/20 @ 100, 5.000%, 7/1/25	1,106,540
2,000,000	Chatham County, NC, Refunding Revenue (County Guaranteed), 5.000%, 12/1/28	2,399,420
2,000,000	Concord, NC, Utilities Systems, Refunding Revenue, Series B, Callable 12/1/19 @ 100, 5.000%, 12/1/22	2,160,900
1,000,000	Durham Capital Financing Corp., Limited Obligation Refunding Revenue, 5.000%, 6/1/21	1,135,650
1,410,000	Durham County, NC, Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute, University & College Improvements Revenue, 5.000%, 2/1/20	1,545,191
2,000,000	Durham County, NC, Public Improvements Certificate of Participation, Series A, Callable 6/1/19 @100, 5.000%, 6/1/24	2,169,420
1,000,000	Durham, NC, Refunding, G.O., 4.000%, 9/1/25	1,140,200
1,475,000	East Carolina University, University & College Improvements Revenue, Series A, Callable 4/1/26 @100, 5.000%, 10/1/27	1,764,749
1,750,000	Fayetteville, NC, Public Works Commission, Electric Light & Power Improvements Revenue, Callable 3/1/24 @ 100, 4.000%, 3/1/27	1,911,875
1,085,000	Franklin County, NC, Public Facilities Projects, Certificate of Participation, Callable 9/1/17 @ 100 (NATL), 5.000%, 9/1/22	1,114,382
2,000,000	Gaston County, NC, Refunding Revenue G.O., 4.000%, 3/1/20	2,147,100
1,675,000	Guilford County, NC, Advance Refunding, G.O., Series A, Callable 2/1/26 @ 100, 5.000%, 2/1/28	2,021,625
2,675,000	High Point, NC, Combined Water & Sewer System, Advance Refunding Revenue Bonds, 5.000%, 11/1/26	3,287,575
1,010,000	Holly Springs, NC, Public Improvements Revenue, Callable 10/1/24 @ 100, 5.000%, 10/1/27	1,177,236
2,335,000	Iredell County, NC, Refunding G.O., Series B, 5.000%, 2/1/19	2,511,526
2,125,000	Iredell County, NC, Refunding G.O., Series B, 5.000%, 2/1/20	2,345,724
2,470,000	Iredell County, NC, Refunding G.O., Series B, 5.000%, 2/1/21	2,790,729
1,000,000	Johnston County, NC, Public Improvement, G.O., 5.000%, 2/1/23	1,169,980
1,405,000	Johnston County, NC, Public Improvements, G.O., 5.000%, 2/1/24	1,674,901
1,570,000	Lenoir County, NC, Refunding G.O., 4.000%, 2/1/19	1,652,833
1,705,000	Lenoir County, NC, Refunding G.O., 4.000%, 2/1/20	1,824,503

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,750,000	Lincoln County, NC, Refunding G.O., Series A, 5.000%, 6/1/18	$1,845,585
2,535,000	Lincoln County, NC, Refunding G.O., Series A, 4.000%, 6/1/19	2,689,559
2,000,000	Mecklenburg County, NC, Refunding G.O., 5.000%, 2/1/21	2,263,200
1,195,000	Monroe, NC, Advance Refunding Revenue Bonds, Callable 3/1/26 @ 100, 5.000%, 3/1/29	1,394,888
1,280,000	Monroe, NC, Combined Enterprise System, Refunding Revenue (AGM), 4.000%, 3/1/19	1,345,242
1,020,000	Mooresville Town, NC, Advance Refunding, G.O., 5.000%, 4/1/23	1,196,868
1,365,000	Mooresville Town, NC, Advance Refunding, G.O., 5.000%, 4/1/22	1,576,124
1,855,000	New Hanover County, NC, New Hanover County Projects, Refunding Revenue, 5.000%, 12/1/19	2,036,846
1,015,000	New Hanover County, NC, New Hanover County Projects, Refunding Revenue, 5.000%, 12/1/20	1,139,266
1,270,000	New Hanover County, NC, New Hanover Regional Medical, Refunding Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,421,067
1,000,000	New Hanover County, NC, Regional Medical Center, Health Hospital, Nursing Home Improvements Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/21	1,091,880
1,050,000	New Hanover County, NC, Regional Medical Center, Health Hospital, Nursing Home Improvements Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/22	1,143,965
1,000,000	North Carolina Agricultural & Technical State University, Series A, Refunding Revenue, Callable 10/1/25 @ 100, 5.000%, 10/1/32	1,137,230
1,215,000	North Carolina Agricultural & Technical State University, Series A, Refunding Revenue, Callable 10/1/25 @100, 5.000%, 10/1/34	1,366,924
1,305,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, 5.000%, 4/1/21	1,452,269
1,000,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, Callable 4/1/23 @ 100, 5.000%, 4/1/25	1,138,590
1,000,000	North Carolina Eastern Municipal Power Agency, Electric, Lights & Power Improvements Revenue, Series A, Callable 7/1/22 @ 100, 5.000%, 1/1/25	1,161,260
1,640,000	North Carolina Eastern Municipal Power Agency, Electric, Lights & Power Improvements Revenue, Series A, OID, 6.400%, 1/1/21	1,790,421
2,635,000	North Carolina Eastern Municipal Power Agency, Prerefunded, Revenue Bonds, Series A, Callable 1/1/22 @ 100, OID, 6.000%, 1/1/26	3,155,228

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,005,000	North Carolina Medical Care Commission, First Mortgage Deerfield, Health, Hospital, Nursing Home Improvements Revenue, Series A, Callable 11/1/18 @ 100, OID, 6.000%, 11/1/33	$1,091,229
1,500,000	North Carolina Medical Care Commission, Firsthealth Carolina, Refunding Revenue, Series C, OID, 4.000%, 10/1/18	1,566,600
2,000,000	North Carolina Medical Care Commission, Health Care Facilities, Deerfield Episcopal Retirement, Advance Refunding Revenue, Callable 11/1/26 @ 100, 5.000%, 11/1/31	2,224,860
2,000,000	North Carolina Medical Care Commission, Health Care Facilities, Deerfield Episcopal Retirement, Advance Refunding Revenue, Callable 11/1/26 @ 100, 5.000%, 11/1/37	2,149,420
5,000,000	North Carolina Medical Care Commission, Health Care Facilities, Duke University Health System, Health, Hospital, Nursing Home Improvements Revenue, Callable 6/1/22 @ 100, Series A, 5.000%, 6/1/32	5,610,900
915,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.000%, 7/1/19	975,216
1,180,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.375%, 7/1/20	1,291,026
1,000,000	North Carolina Medical Care Commission, Mission Health Combine Group, Refunding Revenue, Callable 10/1/17 @ 100 (AGM-CR), 5.000%, 10/1/25	1,030,290
3,030,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, 5.000%, 6/1/20	3,337,545
1,530,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, Callable 6/1/20 @ 100, 5.250%, 6/1/29	1,677,446
2,780,000	North Carolina Medical Care Commission, Vidant Health Care Facilities, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	3,140,427
2,000,000	North Carolina State University at Raleigh, Refunding Revenue, Series A, Callable 10/1/23 @ 100, 5.000%, 10/1/28	2,326,040
1,000,000	North Carolina State, Health, Hospital, Nursing Home Improvements Revenue, Series A, Callable 5/1/20 @ 100, 5.000%, 5/1/22	1,101,890
4,550,000	North Carolina State, Public Improvements, Revenue, Series C, Callable 5/1/21 @ 100, 4.000%, 5/1/23	4,919,551
2,645,000	North Carolina State, Refunding Revenue G.O., Series B, 5.000%, 6/1/25	3,219,124
1,250,000	Onslow County, NC, Refunding G.O., 5.000%, 12/1/21	1,425,550
1,365,000	Orange County, NC, Public Facilities Co., Public Improvements, Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,546,094

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,105,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL), 5.250%, 6/1/18	$1,157,664
1,000,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL), 5.250%, 6/1/19	1,074,200
1,210,000	Pender County, NC, Limited Obligation Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,383,683
1,015,000	Pender County, NC, School Improvements, G.O., Callable 3/1/26 @100, 5.000%, 3/1/27	1,222,852
1,060,000	Pitt County, NC, Advance Refunding Revenue Bonds, Series B, Callable 10/1/26 @ 100, 5.000%, 4/1/30	1,242,956
1,390,000	Pitt County, NC, Certificate of Participation, Refunding, Callable 4/1/22 @ 100, 5.000%, 4/1/24	1,576,496
1,395,000	Pitt County, NC, Certificate of Participation, Refunding, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,574,801
2,160,000	Raleigh Durham Airport Authority, Refunding Revenue, Series B1, Callable 5/1/20 @ 100, 5.000%, 11/1/28	2,367,576
1,500,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/27	1,741,800
1,615,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/28	1,872,318
1,510,000	Rockingham County, NC, Refunding Revenue, 5.000%, 4/1/18	1,580,638
1,985,000	Sampson County, NC, Refunding Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26	2,318,559
1,000,000	Union County, NC, Enterprise Systems, Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/22	1,093,610
2,205,000	Union County, NC, Refunding G.O., Series A, 5.000%, 3/1/22	2,549,663
1,000,000	Union County, NC, Refunding Revenue, 5.000%, 12/1/23	1,173,880
2,285,000	University of North Carolina at Greensboro, Refunding Revenue, Callable 4/1/21 @ 100, 5.000%, 4/1/23	2,562,605
1,695,000	University of North Carolina at Greensboro, University & College Improvements Revenue, Callable 4/1/24 @ 100, 5.000%, 4/1/28	1,955,301
3,260,000	University of North Carolina System, Appalachian State University, Refunding Revenue, Series B1, Callable 4/1/20 @ 100, 5.250%, 10/1/22	3,623,262
3,130,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.000%, 10/1/20	3,480,936
1,485,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.250%, 10/1/24	1,648,484
1,000,000	University of North Carolina System, University & College Improvements, General Trust Indenture Revenue, Series C, 4.500%, 10/1/17	1,026,470

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$3,000,000	Wake County Industrial Facilities & Pollution Control Financing Authority, Duke Energy Progress, Refunding Revenue, Callable 6/1/23 @100, 4.000%, 6/1/41	$3,094,230
2,125,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	2,416,699
1,000,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,126,320
1,000,000	Winston-Salem State University Foundation LLC, Refunding Revenue, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,105,970
1,000,000	Winston-Salem, NC, Transit Improvements, Refunding Revenue, Series C, Callable 6/1/24 @100, 5.000%, 6/1/30	1,151,510
1,165,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, 5.000%, 6/1/24	1,396,194
1,000,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/17 @100, 5.000%, 6/1/19	1,017,100
1,875,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @100, 5.000%, 6/1/25	2,227,519
1,000,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @100, 5.000%, 6/1/28	1,181,750

	Total Municipal Bonds (Cost $188,420,113)	193,703,989

Shares
MONEY MARKET FUND — 1.9%
3,810,830	Federated Treasury Obligations Fund, Institutional Shares, 0.360%(a)	3,810,830

	Total Money Market Fund (Cost $3,810,830)	3,810,830

Total Investments — 98.7% (Cost $192,230,943)		197,514,819
Net Other Assets (Liabilities) — 1.3%		2,544,650

NET ASSETS — 100.0%		$200,059,469

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

CR — Custodial Receipts

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.7%

	South Carolina — 97.7%
$1,770,000	Anderson County, SC, School District No. 2, Refunding, G.O., (SCSDE), 5.000%, 3/1/24	$2,092,954
1,515,000	Anderson County, SC, School District No. 4, Refunding, G.O., Series A, Callable 3/1/25 @ 100, (SCSDE), 5.000%, 3/1/28	1,779,610
1,190,000	Anderson County, SC, School District No. 5, Advance Refunding, G.O., (SCSDE), 5.000%, 3/1/23	1,389,837
1,000,000	Anderson Regional Joint Water System, Refunding Revenue, Series A, Callable 7/15/21 @ 100, 5.000%, 7/15/25	1,111,070
1,095,000	Anderson, SC, Water & Sewer, Refunding Revenue (AGM), 5.000%, 7/1/19	1,185,699
1,000,000	Beaufort County, SC, School District, Advance Refunding, G.O., (SCSDE), 5.000%, 3/1/22	1,148,490
1,000,000	Beaufort-JasperWater & Sewer Authority, Advance Refunding Revenue, Series B, 5.000%, 3/1/24	1,184,650
1,000,000	Beaufort-JasperWater & Sewer Authority, Advance Refunding Revenue, Series B, 5.000%, 3/1/25	1,195,660
1,185,000	Berkeley County School District, School Improvements, G.O., Series A (SCSDE), 5.000%, 3/1/20	1,308,619
1,000,000	Charleston County, SC, Capital Improvements Transportation Sales Tax, Public Improvements G.O., Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/22	1,140,240
1,000,000	Charleston County, SC, Port, Airport & Marina Improvements Revenue, 5.000%, 12/1/22	1,161,060
2,500,000	Charleston Educational Excellence Finance Corp., Charleston County School Refunding Revenue, 5.000%, 12/1/21	2,845,050
1,000,000	Clover, SC, School District No. 2, Advance Refunding, G.O., (SCSDE), 5.000%, 3/1/20	1,104,320
1,355,000	Coastal Carolina University, University & College Improvements Revenue, Callable 6/1/24 @ 100, 5.000%, 6/1/34	1,508,291
1,295,000	College of Charleston, University & College Improvements Refunding Revenue, Series A, Callable 4/1/21 @ 100, 5.000%, 4/1/25	1,437,243
1,000,000	College of Charleston, University & College Improvements Revenue, Series A, Callable 4/1/24 @ 100, 5.000%, 4/1/25	1,156,440
1,170,000	Easley Combined Utility System, Refunding Revenue, Callable 12/1/19 @ 100, (Assured Guaranty), 5.000%, 12/1/24	1,283,888
1,135,000	East Richland County Public Service District, Refunding Revenue, 4.000%, 1/1/22	1,232,406
600,000	Educational Facilities Authority, Wofford College, University & College Improvements Revenue, Series B, 2.000%, 4/1/27(a)	600,006
1,000,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Callable 11/1/24 @ 100, 5.000%, 11/1/28	1,142,440
1,100,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Callable 11/1/24 @ 100, 5.000%, 11/1/33	1,229,756
1,895,000	Florence County, SC, Public Improvements, G.O., (State Aid Withholding), 4.000%, 6/1/20	2,043,094

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$1,350,000	Fort Mill School District No. 4, Advance Refunding, G.O., Series D (SCSDE), 5.000%, 3/1/22	$1,553,323
1,000,000	Fort Mill School District No. 4, Advance Refunding, G.O., Series D (SCSDE), 5.000%, 3/1/24	1,186,100
1,000,000	Greenville County, SC, School District Building Refunding Revenue, 5.000%, 12/1/22	1,152,740
1,340,000	Greenville Health System, Hospital System Board, Refunding Revenue, 5.000%, 5/1/21	1,497,678
1,000,000	Greenville Health System, Hospital System Board, Refunding Revenue, Callable 5/1/22 @ 100, 5.000%, 5/1/31	1,107,260
1,000,000	Greenwood County, SC, Self Regional Healthcare Refunding Revenue, Series B, Callable 4/1/22 @ 100, 5.000%, 10/1/24	1,118,390
530,000	Greenwood County, SC, Self Regional Healthcare Revenue, Callable 10/1/19 @ 100, OID, 5.000%, 10/1/23	570,884
1,175,000	Greenwood, SC, Combined Public Utility Revenue, Series A, 4.000%, 12/1/18	1,227,581
2,025,000	Horry County, SC, School District, Refunding, G.O., Series B (SCSDE), 5.000%, 3/1/23	2,372,733
1,000,000	Kershaw County, SC, Kershaw County School District Project, Refunding Revenue, 5.000%, 12/1/23	1,143,570
1,460,000	Lancaster Educational Assistance Program, Inc., SC, Lancaster County School District Refunding Revenue, Series B, Callable 12/1/23 @100, 5.000%, 12/1/24	1,679,467
1,170,000	Lexington County Health Services District, Inc. Lexington Medical Center, Callable 5/1/26 @ 100, 5.000%, 11/1/35	1,284,251
645,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/17 @ 100, 5.000%, 11/1/19	664,982
1,000,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/17 @ 100, 5.000%, 11/1/23	1,030,560
785,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/21 @ 100, 5.000%, 11/1/22	887,144
1,000,000	Lexington County, SC, School District No. 1, G.O., Series C (SCSDE), 5.000%, 2/1/21	1,128,580
940,000	Lexington, SC, Combined Waterworks & Sewer System Refunding Revenue, Callable 4/1/21 @ 100, 5.000%, 4/1/22	1,044,161
1,000,000	Lugoff-ElginWater Authority, Refunding Revenue, Series B, Callable 7/1/26 @ 100, 5.000%, 7/1/30	1,155,350
1,460,000	Newberry, SC, Refunding Revenue (AGM), 5.000%, 4/1/24	1,681,350
1,055,000	Orangeburg County, SC, School District No. 4, School Improvements Refunding, G.O., Series A (SCSDE), 5.000%, 3/1/20	1,165,406
1,570,000	Orangeburg County, SC, School District No. 4, School Improvements Refunding, G.O., Series A (SCSDE), 5.000%, 3/1/24	1,862,177
810,000	Orangeburg County, SC, School District No. 5, Refunding G.O. (SCSDE), 5.000%, 3/1/21	909,379

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$ 600,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series A3 (Assured Guaranty), 5.000%, 1/1/18	$622,290
1,000,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series B, Callable 1/1/22 @ 100, 4.000%, 1/1/23	1,077,940
230,000	Piedmont Municipal Power Agency, Power System, Prerefunded, Refunding Revenue (NATL), OID, 5.375%, 1/1/25	248,361
1,000,000	RenewableWater Resources Sewage System, Refunding Revenue, 4.000%, 1/1/20	1,064,930
1,075,000	Richland County, SC, School District No. 1, Refunding Bonds, G.O., Series A, Callable 9/1/21 @ 100, (SCSDE), 4.000%, 3/1/23	1,170,062
1,000,000	Rock Hill, SC, Combined Utility System, Refunding Revenue, Series A, Callable 1/1/22 @ 100 (AGM), 5.000%, 1/1/23	1,124,890
1,000,000	Rock Hill, SC, Hospital Fee Pledge, Refunding Revenue, Callable 4/1/23 @100, 5.000%, 4/1/33	1,090,570
1,090,000	Rock Hill, SC, Ltd. Obligations, Hospitality Fee Pledge, Refunding Revenue, 5.000%, 4/1/21 ..	1,209,955
1,500,000	SCAGO Educational Facilities Corp. for Cherokee School District No. 1, Refunding Revenue, 5.000%, 12/1/24	1,731,555
1,135,000	SCAGO Educational Facilities Corp. for Colleton School District, Refunding Revenue, 5.000%, 12/1/20	1,251,144
790,000	SCAGO Educational Facilities Corp. for Union School District, Refunding Revenue, 5.000%, 12/1/21	883,323
500,000	SCAGO Public Facilities Corp. for Georgetown County, Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/18	533,060
500,000	SCAGO Public Facilities Corp. for Georgetown County, Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/19	545,270
850,000	South Carolina Jobs-Economic Development Authority, AnMed Health Project, Advance Refunding Revenue Bonds, Callable 2/1/26 @ 100, 5.000%, 2/1/29	955,213
550,000	South Carolina Jobs-Economic Development Authority, AnMed Health Project, Refunding & Improvement Revenue, Series B (Assured Guaranty), 5.000%, 2/1/19	591,201
1,000,000	South Carolina Jobs-Economic Development Authority, Bons Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,141,730
1,500,000	South Carolina Jobs-Economic Development Authority, Conway Hospital Income Project, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/23	1,647,165
580,000	South Carolina Jobs-Economic Development Authority, Furman University, Refunding Revenue, 5.000%, 10/1/24	677,475

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$ 500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health Facilities, Refunding Revenue, Series A (AGM), 5.000%, 8/1/19	$537,500
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health, Refunding & Improvement Facilities Revenue, OID, 5.000%, 8/1/18	526,095
1,150,000	South Carolina Ports Authority, Port, Airport & Marina Improvements Revenue, 5.000%, 7/1/19	1,240,252
335,000	South Carolina State Public Service Authority, Prerefunded, Current Refunding, Revenue Bonds, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/27	359,495
345,000	South Carolina State Public Service Authority, Prerefunded, Current Refunding, Revenue Bonds, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/32	370,226
695,000	South Carolina State Public Service Authority, Unrefunded, Current Refunding, Revenue Bonds, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/27	738,695
670,000	South Carolina State Public Service Authority, Unrefunded, Current Refunding, Revenue Bonds, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/32	705,885
1,250,000	South Carolina Transportation Infrastructure Bank, Advance Refunding Revenue, Series A, 5.000%, 10/1/23	1,448,913
600,000	Spartanburg Regional Health Services District, Refunding Revenue, Series A, Callable 4/15/18 @ 100, (Assured Guaranty), 5.250%, 4/15/21	627,294
500,000	University of South Carolina, Refunding Revenue, Series A, Callable 5/1/20 @ 100, 5.000%, 5/1/28	544,500
1,085,000	York County, SC, Public Improvements, G.O., (State Aid Withholding), 5.000%, 4/1/20	1,201,811

	Total Municipal Bonds (Cost $82,178,933)	83,570,689

Shares
MONEY MARKET FUND — 1.5%
1,307,623	Federated Treasury Obligations Fund, Institutional Shares, 0.360%(b)	1,307,623

	Total Money Market Fund (Cost $1,307,623)	1,307,623

Total Investments — 99.2% (Cost $83,486,556)		84,878,312
Net Other Assets (Liabilities) — 0.8%		710,061

NET ASSETS — 100.0%.		$85,588,373

(a)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2016. The maturity date reflected is the final maturity date.
(b)	Represents the current yield as of report date.

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2016 (Unaudited)

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

SCAGO — South Carolina Association of Governmental Organizations

SCSDE — South Carolina School District Enhancement

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 98.5%

	District of Columbia — 1.9%
$1,160,000	Metropolitan Washington Airports Authority, Port, Airport & Marina Improvement Revenue, Series A, Callable 10/1/20 @ 100, 5.000%, 10/1/23	$1,284,735
625,000	Metropolitan Washington Airports Authority, Refunding Revenue, Series B, Callable 10/1/19 @100, 5.000%, 10/1/21	679,606

		1,964,341

	Virginia — 96.6%
1,000,000	Albemarle County, VA, Economic Development Authority, Albemarle County Project, Public Improvements Revenue, 5.000%, 6/1/21	1,133,820
1,730,000	Albemarle County, VA, Economic Development Authority, Albemarle County Project, Public Improvements Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	1,968,827
2,760,000	Albemarle County, VA, Economic Development Authority, Refunding Revenue, 5.000%, 6/1/20	3,062,248
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,139,160
1,000,000	Arlington County, VA, Industrial Development Authority, VA Hospital Center Arlington, Refunding Revenue, 5.000%, 7/1/18	1,052,430
1,085,000	Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Highway Improvements, Revenue Bonds, Callable 7/1/26 @ 100 (AGM), 5.000%, 7/1/41	1,195,312
1,100,000	Chesterfield County, VA, Economic Development Authority, Electric & Power, Refunding Revenue, Series A, Callable 5/1/19 @ 100, 5.000%, 5/1/23	1,185,140
1,145,000	Culpeper County, VA, Economic Development Authority, VA Capital Projects, Refunding Revenue, Callable 6/1/24 @ 100, 4.000%, 6/1/26	1,237,928
1,450,000	Fairfax County Economic Development Authority, Goodwin House Inc., Advance Refunding Revenue, Series A, Callable 10/1/24 @102, 5.000%, 10/1/36	1,561,201
1,410,000	Fairfax County, VA, Economic Development Authority, Community Services Facilities Project, Health, Hospital, Nursing, Home Improvements, Revenue, Series A, 4.500%, 3/1/21	1,561,448
2,500,000	Fairfax County, VA, Economic Development Authority, Laurel Hill Public Facilities Project, Refunding Revenue, Series A, 5.000%, 6/1/22	2,864,350
770,000	Fairfax County, VA, Industrial Development Authority, Inova Health System Project, Refunding Revenue, (AGM-CR), OID, 5.250%, 8/15/19	817,570
2,160,000	Fairfax County, VA, Sewer Improvements Revenue, Callable 7/15/21 @ 100, 5.000%, 7/15/22	2,462,702
1,000,000	Fredericksburg Economic Development Authority, Mary Washington Healthcare Obligation Group, Refunding Revenue, Callable 6/15/24 @ 100, 5.000%, 6/15/26	1,130,170

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$1,000,000	Hampton, VA, Public Improvements, Refunding G.O., Series A, Callable 1/15/19 @100, 5.000%, 1/15/21	$1,070,460
800,000	Harrisonburg, VA, School Improvements, G.O., (State Aid Withholding), 5.000%, 7/15/23	941,736
1,305,000	Henrico County, VA, Public Improvements, G.O., Series A, Callable 12/1/18 @ 100, 5.000%, 12/1/25	1,398,073
1,700,000	Leesburg, VA, Refunding G.O., Callable 1/15/24 @ 100, (State Aid Withholding), 4.000%, 1/15/27	1,862,316
1,000,000	Leesburg, VA, Refunding G.O., Callable 1/15/25 @ 100, (State Aid Withholding), 5.000%, 1/15/27	1,184,940
1,000,000	Loudoun County, VA, Economic Development Authority, Public Improvements Revenue, Callable 12/1/24 @ 100, 5.000%, 12/1/27	1,178,910
1,665,000	Loudoun County, VA, Industrial Development Authority, Refunding Revenue, 4.000%, 12/15/22	1,848,583
1,465,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation, Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/27	1,603,179
2,460,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation, Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/24	2,746,172
1,315,000	Montgomery County, VA, Industrial Development Authority, Public Projects, Public Improvements, Revenue, 5.000%, 2/1/18	1,368,639
1,445,000	Montgomery County, VA, Industrial Development Authority, Public Projects, Public Improvements, Revenue, Callable 2/1/18 @ 100, 5.000%, 2/1/24	1,505,386
1,250,000	New River Valley Regional Jail Authority Correctional Facilities Improvement Advance Refunding Revenue, Callable 10/1/26 @ 100, 5.000%, 10/1/27	1,474,163
2,000,000	Newport News, VA, General Water Improvements, Refunding G.O., Series A, 4.000%, 7/15/20	2,161,200
1,000,000	Newport News, VA, General Water Improvements, Refunding G.O., Series B, 5.250%, 7/1/21	1,152,320
1,000,000	Norfolk, VA, Economic Development Authority, Bon Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/29	1,112,430
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare Facilities, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/25	1,134,160
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,142,220

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$1,465,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/36	$1,636,537
1,000,000	Norfolk, VA, Water Utility Improvements Revenue, Callable 11/1/18 @ 100, 5.000%, 11/1/23	1,068,470
250,000	Orange County Economic Development Authority, Current Refunding Revenue Bonds, Series A, 5.000%, 11/1/25	293,310
1,000,000	Pittsylvania County, VA, School Improvements G.O., Series B, 5.000%, 2/1/19	1,074,530
1,775,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.375%, 2/1/21	1,922,769
1,160,000	Poquoson, VA, Refunding G.O., (State Aid Withholding), 5.000%, 2/15/21	1,314,326
1,700,000	Portsmouth, VA, Public Improvements, Refunding G.O., Series A, Callable 2/1/23 @ 100, (State Aid Withholding), 5.000%, 2/1/27	1,960,134
1,325,000	Portsmouth, VA, Public Utilities, Refunding G.O., Series A, Callable 7/15/22 @ 100, (State Aid Withholding), 5.000%, 7/15/24	1,534,151
825,000	Portsmouth, VA, Refunding G.O., Series B, Callable 7/15/19 @ 100, 5.250%, 7/15/23	902,847
615,000	Portsmouth, VA,Refunding G.O., Series B, Callable 7/15/19 @ 100, 5.250%, 7/15/23	669,268
1,390,000	Portsmouth,VA Refunding G.O., Series A, 5.000%, 8/1/26	1,698,816
1,520,000	Powhatan County Economic Development Authority, School Improvements, Callable 10/15/26 @100, 5.000%, 10/15/27	1,815,032
1,150,000	Prince William County, VA, County Facilities, Refunding Certificate of Participation, 5.000%, 10/1/21	1,310,943
1,245,000	Rappahannock Regional Jail Authority, Refunding Revenue, Callable 10/1/2025 @ 100, 5.000%, 10/1/26	1,476,445
2,000,000	Richmond, VA, Public Improvements, Refunding G.O., Series A, Callable 3/1/24 @ 100 (State Aid Withholding), 5.000%, 3/1/28	2,323,200
885,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/20	952,906
1,000,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, Callable 7/1/20 @ 100, OID, 5.000%, 7/1/23	1,075,700
1,530,000	Smyth County, VA, Public Improvement, Refunding G.O., Series A, Callable 11/1/21 @ 100, (State Aid Withholding) 5.000%, 11/1/25	1,702,171
1,220,000	Spotsylvania County, VA, Economic Development Authority, Refunding Revenue, 5.000%, 6/1/22	1,400,499
1,420,000	Spotsylvania County, VA, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/28	1,545,599
1,135,000	Virginia Beach, VA, Public Improvements, G.O., Series A, Callable 4/1/22 @ 100 (State Aid Withholding), 5.000%, 4/1/23	1,313,013

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$1,100,000	Virginia Biotechnology Research Partnership Authority, Constructions Laboratories Project, Refunding Revenue, 5.000%, 9/1/19	$1,199,825
2,500,000	Virginia College Building Authority, 21st Century College & Equipment, University & College Improvements Revenue, Series A, 5.000%, 2/1/22	2,865,150
1,750,000	Virginia College Building Authority, Advance Refunding Revenue, Series B, Callable 9/1/24 @ 100, 4.000%, 9/1/25	1,923,985
1,000,000	Virginia College Building Authority, Educational Refunding Revenue, Series A, (State Intercept), 5.000%, 9/1/19	1,092,410
1,805,000	Virginia College Building Authority, Public Higher Education Financing Program, Refunding Revenue, Series B, (State Intercept), 5.000%, 9/1/20	2,017,773
1,850,000	Virginia Commonwealth Transportation Board, Federal Transportation Grant, Transit Improvements, Revenue, Series B, Callable 9/15/22 @100, 5.000%, 3/15/23	2,141,653
1,500,000	Virginia Port Authority Commonwealth Port Fund, Port, Airport & Marina Improvements Revenue, Callable 7/1/20 @ 100, 5.000%, 7/1/28	1,654,710
2,000,000	Virginia Public Building Authority, Public Improvements Revenue, Series A, Callable 8/1/21 @ 100, 5.000%, 8/1/26	2,279,520
1,515,000	Virginia Public School Authority, Advance Refunding Revenue, Callable 8/1/25 @ 100 (State Aid Withholding), 5.000%, 8/1/26	1,816,045
2,000,000	Virginia Public School Authority, Refunding Revenue, (State Aid Withholding), 5.000%, 8/1/20	2,236,400
1,525,000	Western Regional Jail Authority, Refunding Revenue, Callable 12/1/26 @ 100, 5.000%, 12/1/26	1,811,639
700,000	Winchester, VA, Economic Development Authority, Valley Health System Obligated Group, Hospital Refunding Revenue, 5.000%, 1/1/22	794,857
920,000	Winchester, VA, Economic Development Authority, Valley Health System Obligated Group, Hospital Refunding Revenue, Series A, Callable 1/1/24 @ 100, 5.000%, 1/1/26	1,050,410

		99,132,236

	Total Municipal Bonds (Cost $98,905,896)	101,096,577

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2016 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 0.8%
786,876	Federated Treasury Obligations Fund, Institutional Shares, 0.360%(a)	$786,876

	Total Money Market Fund (Cost $786,876)	786,876

Total Investments — 99.3% (Cost $99,692,772)		101,883,453
Net Other Assets (Liabilities) — 0.7%		683,456

NET ASSETS — 100.0%		$102,566,909

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

CR — Custodial Receipts

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.8%

$1,060,000	Berkeley County, WV, Building Commission, Judicial Center Project, Refunding Revenue, Callable 9/1/21 @ 100, 4.500%, 9/1/23	$1,153,821
1,085,000	Berkeley County, WV, Building Commission, Lease Refunding Revenue, Callable 12/1/22 @100, 4.000%, 12/1/26	1,154,733
1,500,000	Berkeley County, WV, Public Service Sewer District, Miscellaneous Purposes Revenue, Series C, Callable 10/1/23 @ 100, (BAM), 4.500%, 10/1/32	1,623,195
765,000	Berkeley County, WV, Public Service Sewer District, Sewer Improvements Revenue, Series A, Callable 2/21/17 @100, 5.000%, 3/1/22	766,951
670,000	Braxton County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/18 @ 100, (AGM, West Virginia Board Commission), 5.000%, 5/1/23	704,130
1,080,000	Braxton County, WV, Board of Education, Public School, Advance Refunding G.O., Callable 5/1/26 @ 100, (West Virginia Board Commission), 5.000%, 5/1/28	1,253,124
1,090,000	Charles Town, WV, Waterworks & Sewerage System, Water Utility Improvements Revenue, Callable 3/1/26 @100, 4.500%, 3/1/36	1,164,229
490,000	Charleston, WV, Sewer Improvements Revenue, Callable 7/1/26 @ 100, 4.000%, 7/1/28	525,853
1,215,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series B, 4.000%, 6/1/19	1,278,581
1,005,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,123,781
1,495,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series B, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,671,694
1,100,000	Fairmont, WV, Waterworks Refunding Revenue, Series D, Callable 7/1/19 @100, (AGM), 4.000%, 7/1/24	1,135,596
2,150,000	Greenbrier County, WV, Board of Education, Public School Improvements G.O., (AGM), 5.000%, 5/1/18	2,259,521
2,200,000	Greenbrier County, WV, Board of Education, Public School, Advance Refunding G.O., (West Virginia Board Commission), 4.000%, 5/1/24	2,415,776
1,505,000	Jefferson County, WV, Board of Education Public School, Refunding G.O., (West Virginia Board Commission), 4.000%, 5/1/19.	1,584,645
1,700,000	Marshall University, WV, Refunding Revenue, 5.000%, 5/1/19	1,829,965
1,390,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/26	1,540,176
1,560,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/27	1,725,157

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

$1,545,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., (West Virginia Board Commission), 5.000%, 5/1/20	$1,702,775
1,000,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/23	1,135,740
675,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/31	752,132
965,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/33	1,075,270
915,000	Monongalia County, WV, Building Commission, Health System Obligated Group Refunding Revenue, Callable 7/1/21 @ 100, OID, 6.250%, 7/1/31	1,045,177
2,000,000	Monongalia County, WV, Building Commission, Monongalia Health System Group Refunding Revenue, Callable 7/1/25 @ 100, 5.000%, 7/1/26	2,306,380
200,000	Ohio County, WV, County Commission, Fort Henry Centre Financing District, Public Improvement, Tax Allocation, Series A, 5.350%, 6/1/17	203,662
1,000,000	Ohio County, WV, Country Commission, Fort Henry Centre Financing District, Public Improvement, Tax Allocation, Callable 6/1/22 @ 100, 4.750%, 6/1/31	1,043,620
1,000,000	Parkersburg, WV, Combined Waterworks & Sewerage System, Refunding Revenue, Series A, Callable 8/1/21 @ 100, (BAM), 4.000%, 8/1/22	1,068,630
1,210,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/23	1,298,040
1,165,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/24	1,249,090
1,000,000	Preston County, WV, Board of Education, Public School Improvements G.O., (West Virginia Board Commission), 3.000%, 5/1/19	1,035,390
1,655,000	Preston County, WV, Board of Education, Public School Improvements G.O., (West Virginia Board Commission), 4.000%, 5/1/21	1,803,553
1,285,000	Princeton, WV, Princeton Community Hospital Project, Refunding Revenue, Series A, 5.000%, 5/1/22	1,430,488
1,410,000	Princeton, WV, Princeton Community Hospital Project, Refunding Revenue, Series A, Callable 5/1/22 @ 100, 5.000%, 5/1/27	1,538,606
2,005,000	Putnam County, WV, Board of Education, Public School Improvements, G.O., (West Virginia Board Commission), 4.000%, 5/1/19	2,123,756
1,000,000	Putnam County, WV, Board of Education, Public School Improvements, G.O., Callable 5/1/20 @ 100, (West Virginia Board Commission), 4.000%, 5/1/22	1,064,890

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

$1,105,000	School Building Authority of West Virginia, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL), 5.000%, 7/1/18	$1,126,779
3,700,000	School Building Authority of West Virginia, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL), 5.000%, 7/1/20	3,772,520
500,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100, Series A, 5.000%, 7/1/27	585,595
1,265,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100, Series A, 5.000%, 7/1/28	1,474,965
1,675,000	School Building Authority Of West Virginia, School Improvements Revenue, Series A, Callable 7/1/25 @100, 5.000%, 7/1/28	1,957,639
1,000,000	School Building Authority of West Virginia, School Improvements Revenue, Series B, Callable 7/1/20 @ 100, 5.000%, 7/1/30	1,092,490
1,290,000	Shepherd University Board of Governors, Residence Facilities Projects, University & College Improvements, Revenue, (NATL), Callable 2/6/17 @100, 5.000%, 6/1/25	1,294,051
2,000,000	West Virginia Commissioner Of Highways, Highway Improvements Revenue, Series A, 5.000%, 9/1/21	2,248,380
1,215,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, 5.000%, 6/1/19	1,311,726
3,000,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/25	3,388,140
3,685,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	4,155,796
250,000	West Virginia Economic Development Authority, Department of Environmental Protection Lease, Refunding Revenue, Series B, 4.000%, 11/1/21	272,045
1,015,000	West Virginia Economic Development Authority, State Office Building 3, Public Improvements Revenue, Series D, Callable 6/1/25 @ 100, 5.000%, 6/1/26	1,180,831
1,210,000	West Virginia Economic Development Authority, The Diamond Project, Refunding Revenue, 3.000%, 12/15/18	1,244,884
1,890,000	West Virginia Economic Development Authority, The Diamond Project, Refunding Revenue, Callable 12/15/18 @ 100, 3.000%, 12/15/19	1,936,399
1,600,000	West Virginia Higher Education Policy Commission, Higher Education Facilities, Refunding Revenue, Series A, 5.000%, 4/1/20	1,756,752

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

$1,000,000	West Virginia Hospital Finance Authority, Auction Rate Certificates, Health, Hospital, Nursing Home Improvements, Refunding Revenue, Series D, Callable 12/1/18 @100, 5.375%, 6/1/28	$1,077,810
880,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center Inc., Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 9/1/24 @100, 5.000%, 9/1/25	1,005,136
2,000,000	West Virginia Hospital Finance Authority, United Health System Obligation, Health, Hospital, Nursing Home Improvements Refunding Revenue, Series A, Callable 6/1/23 @100, OID, 5.375%, 6/1/38	2,227,240
515,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, 5.000%, 1/1/24	601,201
630,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, Callable 1/1/24 @ 100, 5.000%, 1/1/26	721,457
1,890,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A, (AMBAC), 5.375%, 7/1/21	2,057,794
2,000,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL), 5.250%, 5/15/19	2,168,020
1,000,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/26	1,163,900
2,525,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/27	2,924,177
1,500,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, 5.000%, 10/1/20	1,675,110
1,750,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, Callable 10/1/21 @ 100, 5.000%, 10/1/30	1,945,055
1,530,000	West Virginia University, University Projects, University & College Improvements, Refunding Revenue, Series A, Callable 10/1/22 @ 100, 5.000%, 10/1/35	1,714,549
520,000	West Virginia Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, 5.000%, 11/1/24	598,052
500,000	West Virginia Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, 5.000%, 11/1/25	578,070

	Total Municipal Bonds (Cost $94,018,723)	96,044,690

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2016 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 1.4%

1,406,483	Federated Treasury Obligations Fund, Institutional Shares, 0.360% (a)	$1,406,483

	Total Money Market Fund (Cost $1,406,483)	1,406,483

Total Investments — 99.2% (Cost $95,425,206)		97,451,173
Net Other Assets (Liabilities) — 0.8%		774,282

NET ASSETS — 100.0%		$98,225,455

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

BAM — Build America Mutual

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Diversified Income Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 33.3%

107,887	First Trust DJ Global Select Dividend Index Fund	$2,513,767
34,644	First Trust North American Energy Infrastructure Fund ETF	874,415
68,391	Global SuperDividend U.S. ETF	1,691,310
302,861	Madison Covered Call & Equity Income Fund	2,774,210
39,680	SPDR S&P Global Dividend ETF	2,453,018
31,513	Vanguard High Dividend Yield ETF	2,387,740
11,029	Vanguard REIT ETF	910,223

	Total Equity Funds (Cost $13,336,071)	13,604,683

FIXED INCOME FUNDS — 66.4%

190,708	DoubleLine Total Return Bond Fund	2,025,324
231,111	Goldman Sachs Investment Grade Credit Fund	2,084,622
170,054	Guggenheim Floating Rate Strategies Fund	4,435,019
1	Hotchkis and Wiley High Yield Fund	15
7,611	iShares 10-20 Year Treasury Bond ETF	1,011,730
17,392	iShares 20+ Year Treasury Bond ETF	2,071,909
323,043	Pioneer ILS Interval Fund	3,314,422
109,963	PowerShares Emerging Markets Sovereign Debt Portfolio	3,107,554
156,394	Principal Preferred Securities Fund	1,546,732

Shares		Fair Value
FIXED INCOME FUNDS — (continued)

259,710	VanEck Vectors Fallen Angel High Yield Bond ETF	$7,474,454

	Total Fixed Income Funds (Cost $26,925,448)	27,071,781

MONEY MARKET FUND — 1.0%

394,451	Federated Treasury Obligations Fund, Institutional Shares, 0.360%(a)	394,451

	Total Money Market Fund (Cost $394,451)	394,451

Total Investments — 100.7% (Cost $40,655,970)		41,070,915
Net Other Assets (Liabilities) — (0.7)%		(283,681)

NET ASSETS — 100.0%		$40,787,234

(a)	Represents the current yield as of report date.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Balanced Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 65.3%

903,200	Sterling Capital Behavioral International Equity Fund, Institutional Shares(a)	$8,661,692
231,813	Sterling Capital Equity Income Fund, Institutional Shares(a)	4,360,404
353,366	Sterling Capital Long/Short Equity Fund, Institutional Shares(a)(b)	3,155,556
195,548	Sterling Capital Special Opportunities Fund, Institutional Shares(a)(b)	4,411,570

	Total Equity Funds (Cost $20,030,674)	20,589,222

FIXED INCOME FUND — 32.7%

987,404	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	10,328,248

	Total Fixed Income Fund (Cost $10,262,331)	10,328,248

MONEY MARKET FUND — 1.9%

607,502	Federated Treasury Obligations Fund, Institutional Shares, 0.360%(c)	607,502

	Total Money Market Fund (Cost $607,502)	607,502

Total Investments — 99.9% (Cost $30,900,507)		31,524,972
Net Other Assets (Liabilities) — 0.1%		16,740

NET ASSETS — 100.0%		$31,541,712

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.
(b)	Represents non-income producing security.
(c)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Growth Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 80.4%

814,270	Sterling Capital Behavioral International Equity Fund, Institutional Shares(a)	$7,808,845
209,244	Sterling Capital Equity Income Fund, Institutional Shares(a)	3,935,882
307,102	Sterling Capital Long/Short Equity Fund, Institutional Shares(a)(b)	2,742,422
174,595	Sterling Capital Special Opportunities Fund, Institutional Shares(a)(b)	3,938,858

	Total Equity Funds (Cost $17,812,542)	18,426,007

FIXED INCOME FUND — 17.3%

379,103	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	3,965,416

	Total Fixed Income Fund (Cost $4,052,985)	3,965,416

MONEY MARKET FUND — 2.3%

536,333	Federated Treasury Obligations Fund, Institutional Shares, 0.360%(c)	536,333

	Total Money Market Fund (Cost $536,333)	536,333

Total Investments — 100.0% (Cost $22,401,860)		22,927,756
Net Other Assets (Liabilities) — 0.0%		(786)

NET ASSETS — 100.0%		$22,926,970

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.
(b)	Represents non-income producing security.
(c)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Funds

Notes to Schedules of Investments

December 31, 2016 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Long/Short Equity Fund, Sterling Capital Behavioral International Equity Fund, Sterling Capital SMID Opportunities Fund, Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund, Sterling Capital Stratton Small Cap Value Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund, Sterling Capital West Virginia Intermediate Tax-Free Fund, Sterling Capital Diversified Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund (referred to individually as a “Fund” and collectively as the “Funds”). Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds.” Sterling Capital Diversified Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund are referred to as the “Funds of Funds.” The Funds, excluding the Funds of Funds, are referred to as the “Variable Net Asset Value Funds.” The Funds of Funds invest in underlying mutual funds as opposed to individual securities.

All Funds, other than the Tax-Free Funds, are “diversified” funds, as defined in the 1940Act.TheTax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers.

By owning shares of underlying investment companies, each of the Funds of Funds invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in debt securities. Funds of Funds with exposure to underlying equity funds may include funds that invest in real estate related securities. In addition, underlying investment companies may invest in derivatives and may engage in long/short equity strategies and in option writing strategies. The Funds of Funds except for Sterling Capital Diversified Income Fund currently invest only in other Funds that are part of the Sterling Capital Funds group of investment companies (not including cash sweep vehicles). Financial information for those Sterling Capital Funds is included in this report and also is available at www.sec.gov. Financial information for the other underlying Funds is available at www.sec.gov.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”).The preparation of these schedules requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedules and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Sterling Capital Funds (the “Funds”) in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies, including underlying funds invested in by the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale

Sterling Capital Funds

Notes to Schedules of Investments — (continued)

December 31, 2016 (Unaudited)

prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board. At December 31, 2016, the Sterling Capital Equity Income Fund has written options valued by the Sterling Capital Funds’ Pricing Committee recorded at fair value of $13,800, and represent 0.0008% of net assets.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Sterling Capital Behavioral International Equity Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

●  Level 1 – quoted prices in active markets for identical securities

●  Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●  Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2016, there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of each Fund’s investments as of December 31, 2016 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Behavioral Large Cap Value Equity Fund	$286,508,833	(a)	$—	$—	$286,508,833
Sterling Capital Mid Value Fund	630,464,562	(a)	—	—	630,464,562
Sterling Capital Behavioral Small Cap Value Equity Fund	203,573,258	(a)	—	—	203,573,258
Sterling Capital Special Opportunities Fund	1,096,544,681	(a)	—	—	1,096,544,681
Sterling Capital Equity Income Fund	1,657,111,625	(a)	—	—	1,657,111,625
Sterling Capital Long/Short Equity Fund	39,806,177	(a)	—	—	39,806,177
Sterling Capital Behavioral International Equity Fund	69,022,883	(a)		—	69,022,883
Sterling Capital SMID Opportunities Fund	7,226,532	(a)	—	—	7,226,532
Sterling Capital Stratton Mid Cap Value Fund	62,026,154	(a)	—	—	62,026,154
Sterling Capital Stratton Real Estate Fund	92,701,778	(a)	—	—	92,701,778
Sterling Capital Stratton Small Cap Value Fund	1,274,686,362	(a)	—	—	1,274,686,362
Sterling Capital Ultra Short Bond Fund	1,131,361	(b)	52,050,773(a)	—	53,182,134
Sterling Capital Short Duration Bond Fund	2,189,340	(b)	78,768,543(a)	—	80,957,883
Sterling Capital Intermediate U.S. Government Fund	213,550	(b)	24,917,958(a)	—	25,131,508
Sterling Capital Total Return Bond Fund	16,340,010	(b)	793,271,603(a)	—	809,611,613
Sterling Capital Corporate Fund	662,421	(b)	29,061,411(a)	—	29,723,832
Sterling Capital Securitized Opportunities Fund	1,099,488	(b)	42,669,184(a)	—	43,768,672
Sterling Capital Kentucky Intermediate Tax-Free Fund	760,409	(b)	11,396,024(a)	—	12,156,433
Sterling Capital Maryland Intermediate Tax-Free Fund	23,894	(b)	28,321,384(a)	—	28,345,278
Sterling Capital North Carolina Intermediate Tax-Free Fund	3,810,830	(b)	193,703,989(a)	—	197,514,819
Sterling Capital South Carolina Intermediate Tax-Free Fund	1,307,623	(b)	83,570,689(a)	—	84,878,312
Sterling Capital Virginia Intermediate Tax-Free Fund	786,876	(b)	101,096,577(a)	—	101,883,453
Sterling Capital West Virginia Intermediate Tax-Free Fund	1,406,483	(b)	96,044,690(a)	—	97,451,173
Sterling Capital Diversified Income Fund	41,070,915	(a)	—	—	41,070,915
Sterling Capital Strategic Allocation Balanced Fund	31,524,972	(a)	—	—	31,524,972
Sterling Capital Strategic Allocation Growth Fund	22,927,756	(a)	—	—	22,927,756

Sterling Capital Funds

Notes to Schedules of Investments — (continued)

December 31, 2016 (Unaudited)

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Liabilities:
Investments Sold Short
Sterling Capital Long/Short Equity Fund	$18,438,911(a	)	—	—	$18,438,911
Other Financial Instruments- Written Options (Equity Risk)
Sterling Capital Special Opportunities Fund (c)	33,500		—	—	33,500
Sterling Capital Equity Income Fund (c)	363,100		13,800	—	376,900
Sterling Capital Long/Short Equity Fund (c)	1,776		—	—	1,776

(a)    Industries, countries or security types are disclosed in the Schedules of Portfolio Investments.

(b)    Represents money market funds and/or certain preferred stocks.

(c)    Other financial instruments are written options shown at value.

During the period ended December 31, 2016, the Sterling Capital Behavioral International Equity Fund had foreign common stock that was transferred from Level 2 to Level 1 due to the application at September 30, 2016 of fair value procedures resulting from volatility in U.S. markets after the close of foreign markets. The beginning of period value of the securities that transferred from Level 2 to Level 1 during the period amounted to $53,014,625 or 75.35%of net assets as of September 30, 2016. The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the period ended December 31, 2016 for the remaining funds.

Cash and Cash Equivalents — The Funds consider liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Funds may invest their excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Foreign Currency Translation — The accounting records of the Sterling Capital Behavioral International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The Sterling Capital Behavioral International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts — The Sterling Capital Behavioral International Equity Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Total Return Bond Fund and the Sterling Capital Corporate Fund may enter into forward foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Funds record a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

Sterling Capital Funds

Notes to Schedules of Investments — (continued)

December 31, 2016 (Unaudited)

Mortgage Dollar Rolls — The Variable Net Asset Value Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales. The Funds did not hold any mortgage dollar rolls during the period.

Options Contracts — Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, and Sterling Capital Long/Short Equity Fund write (sell) “covered” call options on securities and purchase options on securities to close out options previously written by them. Sterling Capital Long/Short Equity Fund purchases put options, which gives a Fund the right to sell a specified amount of an underlying security at a specified price within a specified time. These transactions are entered into to hedge against changes in security prices (equity risk) or for the purposes of earning additional income (i.e., speculation). Sterling Capital Diversified Income Fund may invest in underlying funds that engage in options writing strategies (including cash-secured put writing and covered call writing).

The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, a Fund contracts with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, a Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds’ maximum amount of loss is the premium paid (as the purchaser) or the unrealized depreciation of the contract (as the writer).

Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund and Sterling Capital Long/Short Equity Fund invested in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding. The following is a summary of written call options outstanding as of December 31, 2016:

	Number of Contracts	Value
Sterling Capital Special Opportunities Fund
Akamai Technologies, Inc., $72.50, 01/20/17	700	$(7,000)
Akamai Technologies, Inc., $77.50, 02/17/17	500	(26,500)

	1,200	$(33,500)

Sterling Capital Equity Income Fund
Discover Financial Services, $77.50, 04/21/17	1,000	$(165,000)
Scotts Miracle-Gro Co. (The), $95.00, 01/20/17(a)	1,000	(190,000)
Spectra Energy Corp., $45.00, 01/20/17	1,380	(13,800)
TimeWarner, Inc., $105.00, 04/21/17	150	(8,100)

	3,530	$(376,900)

Sterling Capital Funds

Notes to Schedules of Investments — (continued)

December 31, 2016 (Unaudited)

	Number of Contracts	Value
Sterling Capital Long/Short Equity Fund
Harley-Davidson Inc., $ 52.5, 01/20/17	44	$(660)
Harley-Davidson Inc., $ 52.5, 02/17/17	12	(1,116)

	56	$(1,776)

(a) Security was fair valued under methods approved by the Board.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Short Sales — Sterling Capital Long/Short Equity Fund enters into short sale transactions in which it sells a security it may not hold in anticipation of a decline in the market price of that security. When the Fund makes a short sale, it will borrow the security sold short and deliver the security to the counterparty to which it sold the security short. An amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund is required to repay the counterparty any dividends received on the security sold short, which is shown as dividend expense in the Statements of Operations. The Fund may pay a fee on the assets borrowed from the counterparty, which is shown as service fees on securities sold short in the Statements of Operations. The Fund maintains a segregated account of deposits of cash with the broker-dealer as collateral for the short sales. The Fund may receive interest on the cash collateral deposited with the broker-dealer. These positions are speculative and may be more risky than “long” positions because the cost of the replacement security or derivative is unknown. Short selling strategies typically reduce returns relative to “long only” strategies during rising equity markets, and involve risk of significant losses; potential loss on uncovered short positions is unlimited. Short selling strategies also involve significant transaction costs. Sterling Capital Diversified Income Fund may invest in underlying funds that engage in long/short equity strategies.

When-Issued and Forward Commitments —The Funds may purchase securities on a “when-issued” basis. Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

3.	Investments in Affiliated Issuers:

A summary of the Funds’ transactions in the shares of affiliated issuers during the period ended December 31, 2016 is as follows:

	Shares Held at September 30, 2016	Shares Purchased	Shares Sold	Shares Held at December 31, 2016	Value at December 31, 2016
Sterling Capital Strategic Allocation Balanced Fund
Sterling Capital Behavioral International Equity Fund, Institutional Shares	978,903	—	75,703	903,200	$8,661,692

Sterling Capital Funds

Notes to Schedules of Investments — (continued)

December 31, 2016 (Unaudited)

	Shares Held at September 30, 2016	Shares Purchased	Shares Sold	Shares Held at December 31, 2016	Value at December 31, 2016
Sterling Capital Equity Income Fund, Institutional Shares	249,903	268	18,358	231,813	4,360,404
Sterling Capital Long/Short Equity Fund, Institutional Shares	394,484	—	41,118	353,366	3,155,556
Sterling Capital Special Opportunities Fund, Institutional Shares	198,428	4,833	7,713	195,548	4,411,570
Sterling Capital Total Return Bond Fund, Institutional Shares	1,002,672	—	15,268	987,404	10,328,248

Total Affiliates	2,824,390	5,101	158,160	2,671,331	$30,917,470

Sterling Capital Strategic Allocation Growth Fund
Sterling Capital Behavioral International Equity Fund, Institutional Shares	873,758	—	59,488	814,270	$7,808,845
Sterling Capital Equity Income Fund, Institutional Shares	219,741	251	10,748	209,244	3,935,882
Sterling Capital Long/Short Equity Fund, Institutional Shares	337,422	—	30,320	307,102	2,742,422
Sterling Capital Special Opportunities Fund, Institutional Shares	172,910	8,244	6,559	174,595	3,938,858
Sterling Capital Total Return Bond Fund, Institutional Shares	365,718	13,385	—	379,103	3,965,416

Total Affiliates	1,969,549	21,880	107,115	1,884,314	$22,391,423

4.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

5.	Federal Tax Information:

It is the policy of each Fund to continue to qualify as a regulated investment company as defined in the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the applicable provisions of the Code and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required in the Funds’ financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax was required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Capital losses originating in taxable years beginning on or before December 22, 2010 are permitted to be carried forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-2010 capital losses”) are carried forward indefinitely. Furthermore, post-2010 capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

Sterling Capital Funds

Notes to Schedules of Investments — (continued)

December 31, 2016 (Unaudited)

At September 30, 2016, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

	Amount With No Expiration*
	Short-term	Long-term
	Losses	Losses	Amount	Expires
Sterling Capital Behavioral Large Cap Value Equity Fund	$—	$—	$6,747,050	2017
Sterling Capital Behavioral Large Cap Value Equity Fund	—	—	10,325,708	2018
Sterling Capital Mid Value Fund	—	—	3,177,091	2017
Sterling Capital Behavioral Small Cap Value Equity Fund	—	—	2,202,715	2017
Sterling Capital Long/Short Equity Fund	11,167,786	9,883,734	—	—
Sterling Capital Behavioral International Equity Fund	1,208,495	—	—	—
Sterling Capital Stratton Mid Cap Value Fund	78,560	816,627	—	—
Sterling Capital Ultra Short Bond Fund	133,475	594,968	—	—
Sterling Capital Short Duration Bond Fund	1,265,186	3,957,780	—	—
Sterling Capital Short Duration Bond Fund	—	—	385,647	2019
Sterling Capital Intermediate U.S. Government Fund	215,137	119,028	—	—
Sterling Capital Intermediate U.S. Government Fund	—	—	37,850	2019
Sterling Capital Total Return Bond Fund	1,739,080	5,124,567	—	—
Sterling Capital Securitized Opportunities Fund	1,356,637	287,896	—	—
Sterling Capital Diversified Income Fund	1,352,405	—	—	—
Sterling Capital Diversified Income Fund	—	—	5,021,746	2018
Sterling Capital Strategic Allocation Balanced Fund	—	—	337,139	2018
Sterling Capital Strategic Allocation Balanced Fund	—	—	3,964,763	2019
Sterling Capital Strategic Allocation Growth Fund	—	—	1,979,351	2018
Sterling Capital Strategic Allocation Growth Fund	—	—	4,640,596	2019
* Post-2010 Capital Losses: Must be utilized prior to losses subject to expiration.

As of December 31, 2016, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

				Net Tax
		Gross Tax	Gross Tax	Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Sterling Capital Behavioral Large Cap Value Equity Fund	$254,878,477	$33,365,405	$(1,735,049)	$31,630,356
Sterling Capital Mid Value Fund	533,101,484	154,374,778	(57,011,700)	97,363,078
Sterling Capital Behavioral Small Cap Value Equity Fund	164,377,793	40,868,882	(1,673,417)	39,195,465
Sterling Capital Special Opportunities Fund	832,890,572	290,299,598	(26,645,489)	263,654,109
Sterling Capital Equity Income Fund	1,233,589,392	424,559,133	(1,036,900)	423,522,233
Sterling Capital Long/Short Equity Fund	20,036,578	5,389,698	(4,059,010)	1,330,688
Sterling Capital Behavioral International Equity Fund	66,993,598	4,398,007	(2,368,722)	2,029,285
Sterling Capital SMID Opportunities Fund	6,999,091	367,175	(139,734)	227,441
Sterling Capital Stratton Mid Cap Value Fund	44,578,515	18,739,964	(1,292,325)	17,447,639
Sterling Capital Stratton Real Estate Fund	61,953,273	30,994,322	(245,817)	30,748,505
Sterling Capital Stratton Small Cap Value Fund	628,017,832	647,278,432	(609,902)	646,668,530
Sterling Capital Ultra Short Bond Fund	53,398,615	30,036	(246,517)	(216,481)
Sterling Capital Short Duration Bond Fund	81,538,155	125,029	(705,301)	(580,272)
Sterling Capital Intermediate U.S. Government Fund	25,104,478	299,726	(272,696)	27,030
Sterling Capital Total Return Bond Fund	816,287,793	8,292,943	(14,969,123)	(6,676,180)
Sterling Capital Corporate Fund	29,553,868	426,175	(256,211)	169,964
Sterling Capital Securitized Opportunities Fund	43,643,304	444,641	(319,273)	125,368
Sterling Capital Kentucky Intermediate Tax-Free Fund	11,833,827	388,917	(66,311)	322,606
Sterling Capital Maryland Intermediate Tax-Free Fund	27,683,218	700,565	(38,505)	662,060
Sterling Capital North Carolina Intermediate Tax-Free Fund	192,235,679	6,247,776	(968,636)	5,279,140
Sterling Capital South Carolina Intermediate Tax-Free Fund	83,486,556	1,638,697	(246,941)	1,391,756
Sterling Capital Virginia Intermediate Tax-Free Fund	99,692,772	2,722,156	(531,475)	2,190,681

Sterling Capital Funds

Notes to Schedules of Investments — (continued)

December 31, 2016 (Unaudited)

				Net Tax
		Gross Tax	Gross Tax	Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Sterling Capital West Virginia Intermediate Tax-Free Fund	95,425,206	2,450,542	(424,575)	2,025,967
Sterling Capital Diversified Income Fund	40,696,157	796,107	(421,349)	374,758
Sterling Capital Strategic Allocation Balanced Fund	30,983,555	1,227,124	(685,707)	541,417
Sterling Capital Strategic Allocation Growth Fund	22,496,110	1,155,979	(724,333)	431,646

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Funds

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	2/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	2/24/2017

By (Signature and Title)	/s/ Todd M. Miller
Todd M. Miller, Treasurer
(principal financial officer)

Date	2/24/2017